As filed with the Securities and Exchange Commission on April 15, 2019

Registration Nos.: 333-03013

811-07607

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69	☒

Morgan Stanley

Variable Insurance Fund, Inc.

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (800) 548-7786

Mary E. Mullin, Esq.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Perkins Coie LLP	Dechert LLP
30 Rockefeller Plaza	1095 Avenue of the Americas
New York, New York 10112	New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 30, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class I	MFIPX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Core Plus Fixed Income Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio

Investment Objective

The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.38%
Distribution (12b-1) Fee	None
Other Expenses	0.38%
Total Annual Fund Operating Expenses*	0.76%
Fee Waiver and/or Expense Reimbursement*	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Plus Fixed Income Portfolio	$ 72	$ 237	$ 416	$ 937
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years.

The Adviser employs a value approach toward fixed-income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may invest in non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Fund may engage in frequent trading to achieve its investment objective.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Fund’s Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Fund may invest opportunistically in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”) or, if unrated, considered by the Adviser to be of equivalent quality. The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. In addition, the Fund may invest in convertible securities.

The Fund’s mortgage securities may include collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”) and inverse floating rate obligations (“inverse floaters”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Fund may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in currencies other than U.S.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

dollars. The Fund may also invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. The Fund is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Municipal Securities. Municipal securities include both general obligation and revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from revenues derived from a specified revenue source, and therefore are subject to the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. The value of municipal securities may be affected by political changes as well as uncertainties related to legislative developments, the rights of municipal security holders and taxation. Municipal securities and their issuers may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Loan-Related Investments. In addition to risks generally associated with debt investments, loan-related investments such as public bank loans and loan participations and assignments are subject to other risks. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s net asset value per share (“NAV”). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

•	Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	09/30/09	4.64%
Low Quarter	12/31/16	-2.38%

Average Annual Total Returns (Class I)1

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	-0.65%	3.72%	4.97%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[2]	0.01%	2.52%	3.48%

(1)

During 2016, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the five and 10 year returns for such periods would have been lower. Please refer to the Financial Highlights for further information.

(2)

The Bloomberg Barclays U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Managing Director	April 2013
Matthew Dunning	Executive Director	October 2014
Jim Caron	Managing Director	May 2015
Gregory Finck	Managing Director	May 2015

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the NAV next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio

Investment Objective

The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.

Approach

The Adviser, invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Fund within a range relative to its benchmark.

The Fund may invest opportunistically in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s, below BBB- by S&P or below BBB- by Fitch, or if unrated, considered by the Adviser to be of equivalent quality. The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may also invest may be denominated in currencies other than U.S. dollars.

The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. The Fund’s mortgage securities may include CMOs, CMBS, SMBS, inverse floaters and those purchased on a “TBA” basis. In addition, the Fund may invest in convertible securities.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser employs a value approach toward fixed-income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Fund. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities. The Fund may engage in frequent trading of securities to achieve its investment objective.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Fund’s Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks associated with a portfolio of fixed-income securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

The Fund may invest in municipal securities. Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities and issuers of municipal securities may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Certain loans may be illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because some loans may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed-income instruments or equity securities. In the case of extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Loans are subject to the risk of default in the payment of interest or principal, which would result in a reduction of income to the Fund, and a potential decrease in the Fund’s NAV. Although a loan may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. Certain loans may not be considered securities under the federal securities laws and, therefore, investments in such loans may not be subject to certain protections under those laws.

Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. The Fund’s return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund’s mortgage securities. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities and an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

defaults is generally higher in the case of mortgage pools that include subprime mortgages. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, TBAs may cause the Fund’s portfolio turnover rate to appear higher.

Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Credit and Interest Rate Risk

All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates.

Mortgage-Backed Securities

Mortgage securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk

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may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Fund may invest in mortgage securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Fund, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On June 3, 2019, under the Federal Housing Finance Agency’s “Single Security Initiative” intended to maximize liquidity for both Fannie Mae and Freddie Mac mortgage-backed securities in the TBA security market, Fannie Mae and Freddie Mac expect to start issuing uniform mortgage-backed securities (“UMBS”) in place of their current separate offerings of TBA-eligible mortgage-backed securities. Forward trading of UMBS could begin as early as 120 days prior to June 3, 2019. The effects of the issuance of UMBS on the market for mortgage-backed securities are uncertain.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly.

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of CMO, including classes that vary inversely with interest rates and may be more volatile and sensitive to prepayment rates.

The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on

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the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Investments in each class of SMBS are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by management, it is possible that the Fund could lose all or substantially all of its investment.

CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions that substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Inverse floaters are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Municipal Securities

Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding

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requirements of local, regional and state governments. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

Loan-Related Investments

Loan-related investments may include, without limitation, public bank loans made by banks or other financial institutions and loan participations and assignments. Such investments may be rated investment grade or below investment grade. To the extent these investments are second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, the company would be required to pay down these second lien loans prior to other lower-ranked claims on their assets. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well.

Certain loans may be illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because some loans may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed-income instruments or equity securities. In the case of extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Loans are subject to the risk of default in the payment of interest or principal, which would result in a reduction of income to the Fund and a potential decrease in the Fund’s NAV. Although a loan may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. Certain loans may not be considered securities under the federal securities laws and, therefore, investments in such loans may not be subject to certain protections under those laws.

The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Loans that are rated below investment grade share the same risks of other below investment grade securities. Because loans in which the Fund may invest could rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the loan may be insufficient to meet scheduled payments after meeting the senior secured payment obligations of the borrower. These loans may exhibit greater price volatility as well. There is less readily available, reliable information about most loan investments than is the case for many other types of securities.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on

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the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to

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less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other multilateral agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts. In addition, there is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price

13

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

14

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.30% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.70% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Neil Stone, Joseph Mehlman, Matthew Dunning, Jim Caron and Gregory Finck.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Finck has been associated with the Adviser in an investment management capacity since January 2015. Prior to joining the Adviser, Mr. Finck was a managing director of the Fortress Private Equity Funds at Fortress Investment Group from 2011 to 2014. Prior to that role, Mr. Finck was a managing director at Logan Circle Partners from 2010 to 2011.

Messrs. Stone, Mehlman, Dunning, Caron and Finck are responsible for the execution of the overall strategy of the Fund. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

16

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed-income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

17

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

18

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$10.98	$10.67	$10.25	$10.68	$10.21
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.34	0.34	0.33	0.20	0.30
Net Realized and Unrealized Gain (Loss)	(0.41)	0.32	0.30	(0.27)	0.49
Total from Investment Operations	(0.07)	0.66	0.63	(0.07)	0.79
Distributions from and/or in Excess of:
Net Investment Income	(0.28)	(0.35)	(0.21)	(0.36)	(0.32)
Net Asset Value, End of Period	$10.63	$10.98	$10.67	$10.25	$10.68
Total Return(3)	(0.65)%	6.24%	6.11%(4)	(0.65)%	7.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,476	$79,752	$82,746	$88,018	$100,671
Ratio of Expenses to Average Net Assets(6)	0.68%(5)	0.68%(5)	0.61%(5)	0.69%(5)	0.65%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A	N/A	0.61%(5)	N/A	0.68%(5)
Ratio of Net Investment Income to Average Net Assets(6)	3.12%(5)	3.10%(5)	3.06%(5)	1.89%(5)	2.83%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02%	0.02%	0.02%	0.01%	0.02%
Portfolio Turnover Rate	220%	277%	376%	400%	320%
(6) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.76%	0.76%	0.72%	0.76%	0.80%
Net Investment Income to Average Net Assets	3.04%	3.02%	2.95%	1.82%	2.68%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.07% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.07% lower had the Custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund’s past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 4.34%.

(5)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

19

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MJIIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Core Plus Fixed Income Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio

Investment Objective

The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.38%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.38%
Total Annual Fund Operating Expenses*	1.01%
Fee Waiver and/or Expense Reimbursement*	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Plus Fixed Income Portfolio	$ 97	$ 316	$ 552	$ 1,231
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 220% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years.

The Adviser employs a value approach toward fixed-income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may invest in non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Fund may engage in frequent trading to achieve its investment objective.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Fund’s Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Fund may invest opportunistically in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”) or, if unrated, considered by the Adviser to be of equivalent quality. The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. In addition, the Fund may invest in convertible securities.

The Fund’s mortgage securities may include collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”) and inverse floating rate obligations (“inverse floaters”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Fund may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in currencies other than U.S.

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Core Plus Fixed Income Portfolio (Con’t)

dollars. The Fund may also invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. The Fund is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Municipal Securities. Municipal securities include both general obligation and revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from revenues derived from a specified revenue source, and therefore are subject to the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. The value of municipal securities may be affected by political changes as well as uncertainties related to legislative developments, the rights of municipal security holders and taxation. Municipal securities and their issuers may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Loan-Related Investments. In addition to risks generally associated with debt investments, loan-related investments such as public bank loans and loan participations and assignments are subject to other risks. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s net asset value per share (“NAV”). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

•	Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 1, 2003

High Quarter	09/30/09	4.54%
Low Quarter	12/31/16	-2.39%

Average Annual Total Returns (Class II)1

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	-0.91%	3.45%	4.71%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[2]	0.01%	2.52%	3.48%

(1)

During 2016, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the five and 10 year returns for such periods would have been lower. Please refer to the Financial Highlights for further information.

(2)

The Bloomberg Barclays U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Managing Director	April 2013
Matthew Dunning	Executive Director	October 2014
Jim Caron	Managing Director	May 2015
Gregory Finck	Managing Director	May 2015

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the NAV next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio

Investment Objective

The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.

Approach

The Adviser, invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Fund within a range relative to its benchmark.

The Fund may invest opportunistically in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s, below BBB- by S&P or below BBB- by Fitch, or if unrated, considered by the Adviser to be of equivalent quality. The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may also invest may be denominated in currencies other than U.S. dollars.

The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. The Fund’s mortgage securities may include CMOs, CMBS, SMBS, inverse floaters and those purchased on a “TBA” basis. In addition, the Fund may invest in convertible securities.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser employs a value approach toward fixed-income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Fund. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities. The Fund may engage in frequent trading of securities to achieve its investment objective.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Fund’s Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks associated with a portfolio of fixed-income securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

The Fund may invest in municipal securities. Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer’s faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities and issuers of municipal securities may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Certain loans may be illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because some loans may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed-income instruments or equity securities. In the case of extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Loans are subject to the risk of default in the payment of interest or principal, which would result in a reduction of income to the Fund, and a potential decrease in the Fund’s NAV. Although a loan may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. Certain loans may not be considered securities under the federal securities laws and, therefore, investments in such loans may not be subject to certain protections under those laws.

Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. The Fund’s return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund’s mortgage securities. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities and an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

defaults is generally higher in the case of mortgage pools that include subprime mortgages. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, TBAs may cause the Fund’s portfolio turnover rate to appear higher.

Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Credit and Interest Rate Risk

All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates.

Mortgage-Backed Securities

Mortgage securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk

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may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Fund may invest in mortgage securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Fund, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On June 3, 2019, under the Federal Housing Finance Agency’s “Single Security Initiative” intended to maximize liquidity for both Fannie Mae and Freddie Mac mortgage-backed securities in the TBA security market, Fannie Mae and Freddie Mac expect to start issuing uniform mortgage-backed securities (“UMBS”) in place of their current separate offerings of TBA-eligible mortgage-backed securities. Forward trading of UMBS could begin as early as 120 days prior to June 3, 2019. The effects of the issuance of UMBS on the market for mortgage-backed securities are uncertain.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly.

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of CMO, including classes that vary inversely with interest rates and may be more volatile and sensitive to prepayment rates.

The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on

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the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Investments in each class of SMBS are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by management, it is possible that the Fund could lose all or substantially all of its investment.

CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions that substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Inverse floaters are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Municipal Securities

Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding

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requirements of local, regional and state governments. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

Loan-Related Investments

Loan-related investments may include, without limitation, public bank loans made by banks or other financial institutions and loan participations and assignments. Such investments may be rated investment grade or below investment grade. To the extent these investments are second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, the company would be required to pay down these second lien loans prior to other lower-ranked claims on their assets. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well.

Certain loans may be illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because some loans may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed-income instruments or equity securities. In the case of extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Loans are subject to the risk of default in the payment of interest or principal, which would result in a reduction of income to the Fund and a potential decrease in the Fund’s NAV. Although a loan may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. Certain loans may not be considered securities under the federal securities laws and, therefore, investments in such loans may not be subject to certain protections under those laws.

The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Loans that are rated below investment grade share the same risks of other below investment grade securities. Because loans in which the Fund may invest could rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the loan may be insufficient to meet scheduled payments after meeting the senior secured payment obligations of the borrower. These loans may exhibit greater price volatility as well. There is less readily available, reliable information about most loan investments than is the case for many other types of securities.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on

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the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to

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less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other multilateral agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts. In addition, there is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price

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and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.30% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.95% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Neil Stone, Joseph Mehlman, Matthew Dunning, Jim Caron and Gregory Finck.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Finck has been associated with the Adviser in an investment management capacity since January 2015. Prior to joining the Adviser, Mr. Finck was a managing director of the Fortress Private Equity Funds at Fortress Investment Group from 2011 to 2014. Prior to that role, Mr. Finck was a managing director at Logan Circle Partners from 2010 to 2011.

Messrs. Stone, Mehlman, Dunning, Caron and Finck are responsible for the execution of the overall strategy of the Fund. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$10.94	$10.64	$10.22	$10.65	$10.19
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.31	0.31	0.30	0.17	0.27
Net Realized and Unrealized Gain (Loss)	(0.41)	0.31	0.30	(0.26)	0.49
Total from Investment Operations	(0.10)	0.62	0.60	(0.09)	0.76
Distributions from and/or in Excess of:
Net Investment Income	(0.25)	(0.32)	(0.18)	(0.34)	(0.30)
Net Asset Value, End of Period	$10.59	$10.94	$10.64	$10.22	$10.65
Total Return(3)	(0.91)%	5.89%	5.86%(4)	(0.83)%	7.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$91,733	$111,585	$103,739	$104,736	$104,837
Ratio of Expenses to Average Net Assets(6)	0.93%(5)	0.93%(5)	0.86%(5)	0.94%(5)	0.90%(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A	N/A	0.86%(5)	N/A	0.93%(5)
Ratio of Net Investment Income to Average Net Assets(6)	2.87%(5)	2.85%(5)	2.81%(5)	1.64%(5)	2.58%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02%	0.02%	0.02%	0.01%	0.02%
Portfolio Turnover Rate	220%	277%	376%	400%	320%
(6) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.01%	1.01%	0.97%	1.04%	1.15%
Net Investment Income to Average Net Assets	2.79%	2.77%	2.70%	1.54%	2.33%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.07% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.07% lower had the Custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund’s past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 4.09%.

(5)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class I	MMGPX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Discovery Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Discovery Portfolio

Investment Objective

The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses*	1.15%
Fee Waiver and/or Expense Reimbursement*	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Discovery Portfolio	$97	$346	$614	$1,380
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and $33.4 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG“) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more

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Morgan Stanley Variable Insurance Fund | Fund Summary

Discovery Portfolio (Con’t)

established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on October 18, 1999

High Quarter	06/30/09	26.09%
Low Quarter	09/30/11	-19.72%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	10.65%	6.09%	14.55%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-4.75%	7.42%	15.12%

(1)

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	April 2003
Sam G. Chainani	Managing Director	June 2004

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Discovery Portfolio (Con’t)

Name	Title with Adviser	Date Began Managing Fund
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	April 2003
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Discovery Portfolio

Investment Objective

The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and $33.4 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

A company is considered to be a mid cap company if it has a total market capitalization within the range of companies included in the Russell Midcap® Growth Index.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of mid cap companies. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. In addition, at times, mid capitalization growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value.

Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Discovery Portfolio (Con’t)

and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

IPOs

The Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

REITs and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses,

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due, among other things, to the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Sector Risk

The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.55% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.95% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Fund is managed by members of the Counterpoint Global team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead manager of the Fund. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

11

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

13

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

14

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Discovery Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$12.10	$8.72	$10.03	$12.73	$14.41
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)	(0.05)	(0.00)(3)	(0.08)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.69	3.43	(0.87)	(0.50)	0.28
Total from Investment Operations	1.61	3.38	(0.87)	(0.58)	0.26
Distributions from and/or in Excess of:
Net Realized Gain	(3.00)	—	(0.44)	(2.12)	(1.94)
Net Asset Value, End of Period	$10.71	$12.10	$8.72	$10.03	$12.73
Total Return(4)	10.65%	38.76%	(8.78)%	(5.90)%	1.97%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,630	$28,747	$27,893	$48,467	$66,653
Ratio of Expenses to Average Net Assets(8)	0.94%(5)	0.99%(5)(6)	1.04%(5)	1.05%(5)	1.05%(5)
Ratio of Net Investment Loss to Average Net Assets(8)	(0.59)%(5)	(0.45)%(5)	(0.00)%(5)(7)	(0.67)%(5)	(0.14)%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.00%(7)	0.01%	0.00%(7)	0.00%(7)
Portfolio Turnover Rate	89%	64%	42%	25%	44%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.15%	1.17%	1.14%	1.10%	1.10%
Net Investment Loss to Average Net Assets	(0.80)%	(0.63)%	(0.10)%	(0.72)%	(0.19)%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(6)

Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2017, the maximum ratio was 1.05% for Class I shares.

(7)	Amount is less than 0.005%.

15

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MMGTX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Discovery Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Discovery Portfolio

Investment Objective

The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses*	1.40%
Fee Waiver and/or Expense Reimbursement*	0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.05%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Discovery Portfolio	$107	$409	$732	$1,649
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05%. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and $33.4 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG“) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Discovery Portfolio (Con’t)

established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 5, 2003

High Quarter	06/30/09	26.10%
Low Quarter	09/30/11	-19.75%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	10.53%	5.98%	14.44%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-4.75%	7.42%	15.12%

(1)

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	April 2003
Sam G. Chainani	Managing Director	June 2004

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Discovery Portfolio (Con’t)

Name	Title with Adviser	Date Began Managing Fund
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	April 2003
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Distributor may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

3

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Discovery Portfolio

Investment Objective

The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and $33.4 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

A company is considered to be a mid cap company if it has a total market capitalization within the range of companies included in the Russell Midcap® Growth Index.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of mid cap companies. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. In addition, at times, mid capitalization growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value.

Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Discovery Portfolio (Con’t)

and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

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Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale

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Additional Risk Factors and Information (Con’t)

of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

IPOs

The Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

REITs and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses,

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due, among other things, to the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Sector Risk

The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.55% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.05% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund is managed by members of the Counterpoint Global team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead manager of the Fund. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund. The Distributor has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Discovery Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$11.85	$8.55	$9.85	$12.55	$14.25
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)	(0.06)	(0.01)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss)	1.66	3.36	(0.85)	(0.49)	0.27
Total from Investment Operations	1.57	3.30	(0.86)	(0.58)	0.24
Distributions from and/or in Excess of:
Net Realized Gain	(3.00)	—	(0.44)	(2.12)	(1.94)
Net Asset Value, End of Period	$10.42	$11.85	$8.55	$9.85	$12.55
Total Return(3)	10.53%	38.60%	(8.84)%	(5.99)%	1.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$100,030	$89,140	$75,163	$98,499	$129,617
Ratio of Expenses to Average Net Assets(7)	1.04%(4)	1.09%(4)(5)	1.14%(4)	1.15%(4)	1.15%(4)
Ratio of Net Investment Loss to Average Net Assets(7)	(0.69)%(4)	(0.55)%(4)	(0.10)%(4)	(0.77)%(4)	(0.24)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.00%(6)	0.01%	0.00%(6)	0.00%(6)
Portfolio Turnover Rate	89%	64%	42%	25%	44%
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40%	1.42%	1.39%	1.39%	1.45%
Net Investment Loss to Average Net Assets	(1.05)%	(0.88)%	(0.35)%	(1.01)%	(0.54)%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Loss to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)

Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.15% for Class II shares.

(6)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class I	MEMNX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Emerging Markets Debt Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio

Investment Objective

The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.11%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio	$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund’s securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Fund may invest in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global, Inc. (“S&P”) or below BBB- by Fitch Ratings Inc. (“Fitch”), or if unrated, considered by the Adviser to be of equivalent quality.

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Fund’s investments, the Adviser analyzes the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Fund’s Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Fund may also invest in restricted and illiquid securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are

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Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Debt Portfolio (Con’t)

subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies this risk, because lower quality fixed-income securities are more volatile in price.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. Investing in emerging markets intensifies risk, because high yield securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio (Con’t)

•	Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Leverage. The Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return—Calendar Years (Class I)

Commenced operations on June 16, 1997

High Quarter	09/30/09	11.49%
Low Quarter	06/30/13	-6.99%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	-6.94%	2.81%	6.58%
J.P. Morgan Emerging Markets Bond Global Index (reflects no deduction for fees, expenses or taxes)[1]	-4.61%	4.18%	7.79%

(1)

The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for emerging market countries. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Eric J. Baurmeister	Managing Director	April 2002
Warren Mar	Managing Director	December 2014
Sahil Tandon	Executive Director	October 2015

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Debt Portfolio (Con’t)

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Debt Portfolio

Investment Objective

The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach

The Adviser seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund’s securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. Using macroeconomic and fundamental analysis, the Adviser seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. The Adviser will analyze economic factors, including governmental policies (fiscal, monetary and exchange rates regimes) and objectives (gross domestic product growth, inflation, external accounts, debt serviceability). In selecting the Fund’s investments, the Adviser analyzes the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation. The Adviser will utilize proprietary sovereign risk, interest rate and yield curve valuation models to identify investment opportunities.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Fund’s Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Fund from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s, below BBB- by S&P or below BBB- by Fitch, or if unrated considered by the Adviser to be an appropriate investment for the Fund.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser considers an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid and otherwise meet the Fund’s investment policies.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in

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Emerging Markets Debt Portfolio (Con’t)

foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of lower-rated and unrated fixed-income securities in emerging markets. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies risk, because lower quality fixed-income securities are more volatile in price. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Investing in emerging markets intensifies risk, because lower quality fixed-income securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

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Emerging Markets Debt Portfolio (Con’t)

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. The ongoing bailout program on behalf of Greece exacerbates these concerns. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Most recently, Argentina defaulted on certain sovereign debt securities, which, among other things, has restricted its ability to issue new debt and increases the risk of additional defaults on other sovereign debt securities outstanding. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

In addition, the Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise

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adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other multilateral agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts. In addition, there is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Credit and Interest Rate Risk

All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates.

Emerging Market Securities

The Fund invests in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

A portion of the Fund’s investments in emerging market securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their businesses or finance their families’ basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging markets countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risk. In addition,

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Additional Risk Factors and Information (Con’t)

most micro-clients have low incomes and little or no previous credit history. As a result, there is no assurance that micro-clients will be able to repay the microfinance loans.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty

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credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

11

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.75% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.30% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Fund are Eric J. Baurmeister, Warren Mar and Sahil Tandon.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012. Mr. Tandon has been associated with the Adviser in an investment management capacity since 2004.

Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed-income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

14

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

15

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$8.08	$7.79	$7.45	$7.95	$8.22
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.36	0.42	0.45	0.41	0.39
Net Realized and Unrealized Gain (Loss)	(0.92)	0.32	0.34	(0.48)	(0.13)
Total from Investment Operations	(0.56)	0.74	0.79	(0.07)	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.43)	(0.45)	(0.45)	(0.43)	(0.47)
Net Realized Gain	—	—	—	—	(0.06)
Total Distributions	(0.43)	(0.45)	(0.45)	(0.43)	(0.53)
Net Asset Value, End of Period	$7.09	$8.08	$7.79	$7.45	$7.95
Total Return(3)	(6.94)%	9.71%	10.55%	(1.12)%	2.93%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$165,582	$219,994	$200,455	$209,794	$243,906
Ratio of Expenses to Average Net Assets(6)	1.11%(4)	1.10%(4)	1.05%(4)	1.09%(4)	1.08%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.11%(4)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(6)	4.83%(4)	5.22%(4)	5.72%(4)	5.24%(4)	4.69%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(5)	0.01%	0.00%(5)	0.00%(5)	0.00%(5)
Portfolio Turnover Rate	32%	46%	53%	37%	81%
(6) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A	N/A	1.08%	N/A	N/A
Net Investment Income to Average Net Assets	N/A	N/A	5.69%	N/A	N/A

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.03% lower had the Custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)	Amount is less than 0.005%.

16

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MBDBX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Emerging Markets Debt Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio

Investment Objective

The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses*	1.36%
Fee Waiver and/or Expense Reimbursement*	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.16%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio	$118	$411	$726	$1,618
*	The Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund’s securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Fund may invest in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global, Inc. (“S&P”) or below BBB- by Fitch Ratings Inc. (“Fitch”), or if unrated, considered by the Adviser to be of equivalent quality.

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Fund’s investments, the Adviser analyzes the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Fund’s Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Fund may also invest in restricted and illiquid securities. Derivative instruments

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Debt Portfolio (Con’t)

used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies this risk, because lower quality fixed-income securities are more volatile in price.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. Investing in emerging markets intensifies risk, because high yield securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions,

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio (Con’t)

and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Leverage. The Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on December 19, 2002

High Quarter	09/30/09	11.48%
Low Quarter	06/30/13	-6.93%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	-7.04%	2.75%	6.52%
J.P. Morgan Emerging Markets Bond Global Index (reflects no deduction for fees, expenses or taxes)[1]	-4.61%	4.18%	7.79%

(1)

The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for emerging market countries. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Eric J. Baurmeister	Managing Director	April 2002
Warren Mar	Managing Director	December 2014
Sahil Tandon	Executive Director	October 2015

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility

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Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Debt Portfolio (Con’t)

information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Distributor may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Debt Portfolio

Investment Objective

The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach

The Adviser seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund’s securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. Using macroeconomic and fundamental analysis, the Adviser seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. The Adviser will analyze economic factors, including governmental policies (fiscal, monetary and exchange rates regimes) and objectives (gross domestic product growth, inflation, external accounts, debt serviceability). In selecting the Fund’s investments, the Adviser analyzes the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation. The Adviser will utilize proprietary sovereign risk, interest rate and yield curve valuation models to identify investment opportunities.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Fund’s Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Fund from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s, below BBB- by S&P or below BBB- by Fitch, or if unrated considered by the Adviser to be an appropriate investment for the Fund.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser considers an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid and otherwise meet the Fund’s investment policies.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Emerging Markets Debt Portfolio (Con’t)

foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of lower-rated and unrated fixed-income securities in emerging markets. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies risk, because lower quality fixed-income securities are more volatile in price. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Investing in emerging markets intensifies risk, because lower quality fixed-income securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Debt Portfolio (Con’t)

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. The ongoing bailout program on behalf of Greece exacerbates these concerns. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Most recently, Argentina defaulted on certain sovereign debt securities, which, among other things, has restricted its ability to issue new debt and increases the risk of additional defaults on other sovereign debt securities outstanding. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

In addition, the Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other multilateral agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts. In addition, there is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Credit and Interest Rate Risk

All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates.

Emerging Market Securities

The Fund invests in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

A portion of the Fund’s investments in emerging market securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their businesses or finance their families’ basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging markets countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risk. In addition,

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

most micro-clients have low incomes and little or no previous credit history. As a result, there is no assurance that micro-clients will be able to repay the microfinance loans.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty

10

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

11

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.75% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.35% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Fund are Eric J. Baurmeister, Warren Mar and Sahil Tandon.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012. Mr. Tandon has been associated with the Adviser in an investment management capacity since 2004.

Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund. The Distributor has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing.

12

Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed-income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

15

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

16

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$8.02	$7.74	$7.40	$7.90	$8.17
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.36	0.41	0.44	0.40	0.39
Net Realized and Unrealized Gain (Loss)	(0.92)	0.32	0.34	(0.48)	(0.13)
Total from Investment Operations	(0.56)	0.73	0.78	(0.08)	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.43)	(0.45)	(0.44)	(0.42)	(0.47)
Net Realized Gain	—	—	—	—	(0.06)
Total Distributions	(0.43)	(0.45)	(0.44)	(0.42)	(0.53)
Net Asset Value, End of Period	$7.03	$8.02	$7.74	$7.40	$7.90
Total Return(3)	(7.04)%	9.58%	10.58%	(1.17)%	2.89%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,502	$22,144	$19,661	$18,270	$19,506
Ratio of Expenses to Average Net Assets(6)	1.16%(4)	1.15%(4)	1.10%(4)	1.14%(4)	1.13%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.16%(4)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(6)	4.78%(4)	5.17%(4)	5.67%(4)	5.19%(4)	4.64%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(5)	0.01%	0.00%(5)	0.00%(5)	0.00%(5)
Portfolio Turnover Rate	32%	46%	53%	37%	81%
(6) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.36%	1.36%	1.33%	1.37%	1.43%
Net Investment Income to Average Net Assets	4.58%	4.96%	5.44%	4.96%	4.34%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.03% lower had the Custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)	Amount is less than 0.005%.

17

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class I	MEMEX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Emerging Markets Equity Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Equity Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.85%
Distribution (12b-1) Fee	None
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.23%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$125	$390	$676	$1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.

The global strategists of the “Adviser,” Morgan Stanley Investment Management Inc., and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Company (“MSIM Company”), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in

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Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Equity Portfolio (Con’t)

such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on October 1, 1996

High Quarter	06/30/09	35.00%
Low Quarter	09/30/11	-19.85%

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Equity Portfolio (Con’t)

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	-17.47%	0.30%	7.14%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[1]	-14.57%	1.65%	8.02%

(1)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 24 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Company.

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric Carlson	Managing Director of the Adviser	September 1997
Paul Psaila	Managing Director of the Adviser	October 1996
Ruchir Sharma	Managing Director of the Adviser	April 2002
May Yu	Managing Director of the Adviser	April 2018
Amay Hattangadi	Managing Director of MSIM Company	July 2018

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the NAV next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Equity Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Adviser and Sub-Adviser seek to maximize returns by investing in growth-oriented equity securities in emerging markets. The Fund’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The global strategists of the Adviser and the Sub-Adviser analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Adviser invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Equity Portfolio (Con’t)

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Real Estate Companies

Investing in foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which foreign real estate companies are organized and operated. Foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating foreign real estate companies requires specialized management skills and the Fund may indirectly bear management expenses along with the direct expenses of the Fund. Individual foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in foreign real estate companies.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

8

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

9

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. MSIM Company is a wholly owned subsidiary of Morgan Stanley and provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.84% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.25% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Eric Carlson, Paul Psaila, Ruchir Sharma, May Yu and Amay Hattangadi.

Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Ms. Yu has been associated with the Adviser or its affiliates in an investment management capacity since 2012. Mr. Hattangadi has been associated with MSIM Company or its affiliates in an investment management capacity since 1997.

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is lead portfolio manager and is responsible for overall portfolio

10

Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

11

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each share class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market- timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash. In addition, the Fund is subject to the risk that market- timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

13

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$17.65	$13.16	$12.39	$13.98	$14.69
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14	0.09	0.10	0.08	0.08
Net Realized and Unrealized Gain (Loss)	(3.23)	4.52	0.73	(1.56)	(0.73)
Total from Investment Operations	(3.09)	4.61	0.83	(1.48)	(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)	(0.12)	(0.06)	(0.11)	(0.06)
Net Asset Value, End of Period	$14.48	$17.65	$13.16	$12.39	$13.98
Total Return(3)	(17.47)%	35.06%	6.74%	(10.69)%	(4.49)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$175,300	$238,026	$174,423	$204,032	$268,121
Ratio of Expenses to Average Net Assets(8)	1.22%(4)	1.25%(4)	1.28%(4)(6)	1.40%(4)(5)	1.42%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.22%(4)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(8)	0.86%(4)	0.56%(4)	0.74%(4)	0.55%(4)	0.53%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.00%(7)	0.00%(7)	0.00%(7)	0.00%(7)
Portfolio Turnover Rate	42%	37%	34%	38%	45%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A	1.32%	1.39%	1.64%	1.70%
Net Investment Income to Average Net Assets	N/A	0.49%	0.63%	0.31%	0.25%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)

Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.42% for Class I shares.

(6)

Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.35% for Class I shares.

(7)	Amount is less than 0.005%.

15

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MSMBX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Emerging Markets Equity Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Equity Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.85%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.38%
Total Annual Fund Operating Expenses*	1.48%
Fee Waiver and/or Expense Reimbursement*	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.28%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$130	$448	$789	$1,751
*	The Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.

The global strategists of the “Adviser,” Morgan Stanley Investment Management Inc., and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Company (“MSIM Company”), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Equity Portfolio (Con’t)

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on January 10, 2003

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Equity Portfolio (Con’t)

High Quarter	06/30/09	35.14%
Low Quarter	09/30/11	-19.82%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	-17.51%	0.25%	7.10%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[1]	-14.57%	1.65%	8.02%

(1)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 24 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Company.

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric Carlson	Managing Director of the Adviser	September 1997
Paul Psaila	Managing Director of the Adviser	October 1996
Ruchir Sharma	Managing Director of the Adviser	April 2002
May Yu	Managing Director of the Adviser	April 2018
Amay Hattangadi	Managing Director of MSIM Company	July 2018

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Distributor may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Equity Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Adviser and Sub-Adviser seek to maximize returns by investing in growth-oriented equity securities in emerging markets. The Fund’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The global strategists of the Adviser and the Sub-Adviser analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Adviser invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Equity Portfolio (Con’t)

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.

Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Real Estate Companies

Investing in foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which foreign real estate companies are organized and operated. Foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating foreign real estate companies requires specialized management skills and the Fund may indirectly bear management expenses along with the direct expenses of the Fund. Individual foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in foreign real estate companies.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

9

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. MSIM Company is a wholly owned subsidiary of Morgan Stanley and provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.84% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.30% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Eric Carlson, Paul Psaila, Ruchir Sharma, May Yu and Amay Hattangadi.

Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Ms. Yu has been associated with the Adviser or its affiliates in an investment management capacity since 2012. Mr. Hattangadi has been associated with MSIM Company or its affiliates in an investment management capacity since 1997.

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

10

Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund. The Distributor has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each share class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$17.59	$13.11	$12.35	$13.93	$14.64
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13	0.08	0.09	0.07	0.07
Net Realized and Unrealized Gain (Loss)	(3.21)	4.51	0.73	(1.55)	(0.73)
Total from Investment Operations	(3.08)	4.59	0.82	(1.48)	(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.07)	(0.11)	(0.06)	(0.10)	(0.05)
Net Asset Value, End of Period	$14.44	$17.59	$13.11	$12.35	$13.93
Total Return(3)	(17.51)%	35.06%	6.62%	(10.71)%	(4.55)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,404	$89,249	$76,392	$73,325	$87,934
Ratio of Expenses to Average Net Assets(8)	1.27%(4)	1.30%(4)	1.33%(4)(6)	1.45%(4)(5)	1.47%(4)
Ratio of Expense to Average Net Assets Excluding Non Operating Expense	1.27%(4)	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(8)	0.81%(4)	0.51%(4)	0.69%(4)	0.50%(4)	0.48%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.00%(7)	0.00%(7)	0.00%(7)	0.00%(7)
Portfolio Turnover Rate	42%	37%	34%	38%	45%
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.48%	1.57%	1.64%	1.92%	2.05%
Net Investment Income (Loss) to Average Net Assets	0.60%	0.24%	0.38%	0.03%	(0.10)%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)

Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class II shares. Prior to September 30, 2015, the maximum ratio was 1.47% for Class II shares.

(6)

Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class II shares. Prior to September 30, 2016, the maximum ratio was 1.40% for Class II shares.

(7)	Amount is less than 0.005%.
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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MBIIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Franchise Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Franchise Portfolio

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.72%
Total Annual Fund Operating Expenses*	1.77%
Fee Waiver and/or Expense Reimbursement*	0.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.20%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Franchise Portfolio	$ 122	$ 502	$ 906	$ 2,037
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Limited (“MSIM Limited”), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, sustainable competitive advantages, capable management and financial strength. Under normal market conditions, the Fund invests in securities of issuers from at least three different countries, which may include the United States.

The Fund’s investment process focuses on the sustainability and direction of a company’s long-term returns on capital. Environmental, social and governance (ESG) considerations are a fundamental and integrated part of this process, as the Sub-Adviser believes material weaknesses in any of the ESG areas can potentially threaten the long-term sustainability of a company’s returns on capital. The Adviser and/or Sub-Adviser rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria.

The Adviser and/or Sub-Adviser believe that the number of issuers with strong business franchises meeting its criteria may be limited and, accordingly, the Fund may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its net assets in a single issuer. The Fund’s equity investments may include convertible securities.

The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Fund’s valuation and/or quality.

The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Franchise Portfolio (Con’t)

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Global Franchise Companies. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of companies.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on April 30, 2003

High Quarter	06/30/09	18.07%
Low Quarter	03/31/09	-11.36%

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Franchise Portfolio (Con’t)

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2018)

	Past 1 Year	Past 5 Years	Past 10 Years
Class II
Return before Taxes	-1.77%	7.65%	12.41%
MSCI World Net Index (reflects no deduction for fees, expenses or taxes)[1]	-8.71%	4.56%	9.67%

(1)

The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Fund is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Sub-Adviser	Date Began Managing Fund
William D. Lock	Managing Director	June 2009
Bruno Paulson	Managing Director	June 2009
Nic Sochovsky	Managing Director	December 2015
Dirk Hoffmann-Becking	Executive Director	January 2015
Vladimir A. Demine	Executive Director	June 2009
Nathan Wong	Executive Director	April 2019
Marcus Watson	Executive Director	January 2013
Alex Gabriele	Executive Director	September 2017
Richard Perrott	Vice President	September 2017

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Franchise Portfolio

Investment Objective

The Fund seeks long-term capital appreciation.

Approach

The Adviser and Sub-Adviser seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, sustainable competitive advantages, capable management and financial strength. The Adviser and/or Sub-Adviser emphasize individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Fund invests in securities of issuers from at least three different countries, which may include the United States.

Process

The Adviser and/or Sub-Adviser seek to invest in companies that they believe have strong business franchises, strong cash flows, modest capital requirements, strong balance sheets, capable managements, and the return of cash to shareholders. Based on the Adviser’s and/or Sub-Adviser’s fundamental analysis, securities are selected on a global basis. The franchise focus of the Fund is based on the Adviser’s and/or Sub-Adviser’s belief that the intangible assets underlying a strong business franchise (such as brands and networks) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Fund’s investment process focuses on the sustainability and direction of a company’s long-term returns on capital.

Environmental, social and governance (ESG) considerations are a fundamental and integrated part of this process, as the Adviser and Sub-Adviser believe material weaknesses in any of the ESG areas can potentially threaten the long-term sustainability of a company’s returns on capital.

The Adviser and/or Sub-Adviser rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Fund invests in equity securities with a free float greater than $2 billion. The Adviser and/or Sub-Adviser believe that the number of issuers with strong business franchises meeting its criteria may be limited and, accordingly, the Fund may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its net assets in a single issuer. The Fund’s equity investments may include convertible securities.

The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Fund’s valuation and/or quality.

The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Franchise Portfolio (Con’t)

retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated.

Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

While the Sub-Adviser believes that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of companies.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/

7

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

8

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. MSIM Limited is a wholly owned subsidiary of Morgan Stanley. MSIM Limited provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.23% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.20% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund’s assets are managed by members of the International Equity team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William D. Lock, Bruno Paulson, Nic Sochovsky, Dirk Hoffmann-Becking, Vladimir A. Demine, Nathan Wong, Marcus Watson, Alex Gabriele and Richard Perrott.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Sochovsky has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Sochovsky was a senior member at Credit Suisse from 2012 to 2015. Mr. Hoffmann-Becking has been associated with MSIM Limited in an investment management capacity since 2013. Mr. Demine has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Wong has been associated with MSIM Limited in an investment management capacity since 2017. Prior to joining MSIM Limited, Mr. Wong was partner/senior analyst and developed markets equities generalist at Sloane Robinson from 2007 to 2017. Mr. Watson has been associated with MSIM Limited in an investment management capacity since 2008. Mr. Gabriele has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials from 2013 to 2015. Team members collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

Distribution Plan

The Company has adopted a Plan of Distribution (“the Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of the Fund is determined by dividing the total of the value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Franchise Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$13.73	$12.64	$14.02	$16.04	$18.31
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11	0.13	0.16	0.19	0.30
Net Realized and Unrealized Gain (Loss)	(0.22)	2.96	0.63	0.76	0.57
Total from Investment Operations	(0.11)	3.09	0.79	0.95	0.87
Distributions from and/or in Excess of:
Net Investment Income	(0.15)	(0.19)	(0.21)	(0.35)	(0.39)
Net Realized Gain	(2.29)	(1.81)	(1.96)	(2.62)	(2.75)
Total Distributions	(2.44)	(2.00)	(2.17)	(2.97)	(3.14)
Net Asset Value, End of Period	$11.18	$13.73	$12.64	$14.02	$16.04
Total Return(3)	(1.77)%	25.75%	5.42%	6.20%	4.51%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,322	$39,318	$37,841	$45,673	$53,347
Ratio of Expenses to Average Net Assets(6)	1.20%(4)	1.20%(4)	1.20%(4)	1.20%(4)	1.20%(4)
Ratio of Net Investment Income to Average Net Assets(6)	0.88%(4)	0.96%(4)	1.19%(4)	1.25%(4)	1.73%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(5)	0.00%(5)	0.00%(5)	0.00%(5)	0.00%(5)
Portfolio Turnover Rate	27%	26%	24%	26%	20%
(6) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.77%	1.73%	1.60%	1.65%	1.66%
Net Investment Income to Average Net Assets	0.31%	0.43%	0.79%	0.80%	1.27%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019, (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class I	MBGIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Infrastructure Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio

Investment Objective

The Fund seeks both capital appreciation and current income.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.85%
Distribution (12b-1) Fee	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses*	1.34%
Fee Waiver and/or Expense Reimbursement*	0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.87%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Infrastructure Portfolio	$ 89	$ 378	$ 689	$ 1,572
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include real estate investment trusts (“REITs”). The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Fund’s Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

The Fund’s Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Infrastructure Portfolio (Con’t)

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio (Con’t)

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Pursuant to separate agreements and plans of reorganization between the Fund, on behalf of the Fund, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio (“SD Global Infrastructure”), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio (“VIS Global Infrastructure” and together with SD Global Infrastructure, each a “Predecessor Fund”), on April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for shares of the Fund (collectively, the “Reorganization”).

The Fund adopted the financial and performance history of VIS Global Infrastructure. As a result, the historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class X shares of VIS Global Infrastructure.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’† performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns†—Calendar Years (Class I)

Commenced operations on March 1, 1990

High Quarter	06/30/09	21.03%
Low Quarter	03/31/09	-16.11%

Average Annual Total Returns (Class I)†

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	-7.85%	3.65%	9.50%
Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)[1]	-7.87%	3.63%	10.68%
S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)[2]	-9.67%	4.72%	10.36%

†	Performance shown for the Fund’s Class I shares reflects the performance of the Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.
(1)

The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the Standard & Poor’s Global BMI Index (“S&P Global BMI Index”) through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure IndexSM for periods thereafter. It is not possible to invest directly in an index.

(2)

The S&P Global BMI Index is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing developed and emerging market countries. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	April 2014
Matthew King	Managing Director	April 2014

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Infrastructure Portfolio (Con’t)

insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Infrastructure Portfolio

Investment Objective

The Fund seeks both capital appreciation and current income.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

The Adviser seeks both capital appreciation and current income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects.

Process

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include REITs. The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

The Fund’s Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The remaining 20% of the Fund’s assets may be invested in fixed-income securities, equity securities of companies not engaged in the infrastructure business, U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and asset-backed securities. The Fund may invest up to 5% of its assets in fixed-income securities and convertible securities rated below investment grade (often referred to as “high yield securities” or “junk bonds”).

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective.

By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Global Infrastructure Portfolio (Con’t)

in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, companies within the infrastructure industry may be subject to regulation by various government authorities and may also be affected by government regulation of rates charged to customers, service interruption or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete, unforeseen delays, accidents, and cost overruns in infrastructure projects. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance. Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. If any of these operating risks occur, it could cause substantial losses to the given infrastructure company. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations. For example, extreme weather patterns could result in substantial damage to the facilities of certain companies located in the affected areas and such extreme weather patterns, or the threat thereof, could adversely impact the prices of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the infrastructure industry.

Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities issued by companies located throughout the world that are engaged in the infrastructure business. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and medium capitalization equity securities may underperform relative to the overall market. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and medium capitalization companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Infrastructure Portfolio (Con’t)

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to measures such as earnings and book value. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, such as a pool of power generation assets or other infrastructure assets or infrastructure-related assets, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.38% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.87% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman and Matthew King.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. King has been associated with the Adviser in an investment management capacity since 2008.

Together, the team determines investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day, when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

14

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for Class I and Class II shares of the Fund. As a result of the Reorganization, the Class I shares of the Fund adopted the financial and performance history of the Class X shares of VIS Global Infrastructure.

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

15

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Infrastructure Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(2)	2015	2014(1)
Net Asset Value, Beginning of Period	$7.91	$7.53	$7.08	$9.31	$9.64
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.20	0.23	0.22	0.22	0.20
Net Realized and Unrealized Gain (Loss)	(0.79)	0.72	0.88	(1.36)	1.16
Total from Investment Operations	(0.59)	0.95	1.10	(1.14)	1.36
Distributions from and/or in Excess of:
Net Investment Income	(0.23)	(0.19)	(0.18)	(0.16)	(0.25)
Net Realized Gain	(0.29)	(0.38)	(0.47)	(0.93)	(1.44)
Total Distributions	(0.52)	(0.57)	(0.65)	(1.09)	(1.69)
Net Asset Value, End of Period	$6.80	$7.91	$7.53	$7.08	$9.31
Total Return(4)	(7.85)%	12.96%	15.27%	(13.76)%	15.63%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,642	$50,116	$51,786	$52,323	$72,815
Ratio of Expenses to Average Net Assets(7)	0.87%(5)	0.86%(5)	0.86%(5)	0.87%(5)	0.87%(5)
Ratio of Net Investment Income to Average Net Assets(7)	2.80%(5)	2.98%(5)	2.87%(5)	2.56%(5)	2.12%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(6)	0.01%	0.01%	0.00%(6)	0.00%(6)
Portfolio Turnover Rate	44%	43%	51%	50%	40%
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.34%	1.34%	1.29%	1.35%	1.26%
Net Investment Income to Average Net Assets	2.33%	2.50%	2.44%	2.08%	1.73%

(1)

On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio (“SD Global Infrastructure”) and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio (“VIS Global Infrastructure”). The Fund adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class I shares reflect the historical per share data of Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.

(2)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)	Per share amount is based on average shares outstanding.
(4)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(6)	Amount is less than 0.005%.

16

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MPIIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Infrastructure Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio

Investment Objective

The Fund seeks both capital appreciation and current income.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.85%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses*	1.59%
Fee Waiver and/or Expense Reimbursement*	0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.12%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Infrastructure Portfolio	$ 114	$ 456	$ 821	$ 1,850
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.12%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include real estate investment trusts (“REITs”). The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Fund’s Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

The Fund’s Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Infrastructure Portfolio (Con’t)

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio (Con’t)

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Pursuant to separate agreements and plans of reorganization between the Fund, on behalf of the Fund, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio (“SD Global Infrastructure”), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio (“VIS Global Infrastructure” and together with SD Global Infrastructure, each a “Predecessor Fund”), on April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for shares of the Fund (collectively, the “Reorganization”).

The Fund adopted the financial and performance history of VIS Global Infrastructure. As a result, the historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class Y shares of VIS Global Infrastructure.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’†performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns†—Calendar Years (Class II)

Commenced operations on June 5, 2000

High Quarter	06/30/09	21.02%
Low Quarter	03/31/09	-16.24%

Average Annual Total Returns (Class II)†

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	-7.89%	3.42%	9.24%
Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)[1]	-7.87%	3.63%	10.68%
S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)[2]	-9.67%	4.72%	10.36%

†	Performance shown for the Fund’s Class II shares reflects the performance of the Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.
(1)

The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the Standard & Poor’s Global BMI Index (“S&P Global BMI Index”) through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure IndexSM for periods thereafter. It is not possible to invest directly in an index.

(2)

The S&P Global BMI Index is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing developed and emerging market countries. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	April 2014
Matthew King	Managing Director	April 2014

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Infrastructure Portfolio (Con’t)

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Infrastructure Portfolio

Investment Objective

The Fund seeks both capital appreciation and current income.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

The Adviser seeks both capital appreciation and current income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects.

Process

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include REITs. The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

The Fund’s Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The remaining 20% of the Fund’s assets may be invested in fixed-income securities, equity securities of companies not engaged in the infrastructure business, U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and asset-backed securities. The Fund may invest up to 5% of its assets in fixed-income securities and convertible securities rated below investment grade (often referred to as “high yield securities” or “junk bonds”).

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective.

By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes

5

Morgan Stanley Variable Insurance Fund | Details of the Fund

Global Infrastructure Portfolio (Con’t)

in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, companies within the infrastructure industry may be subject to regulation by various government authorities and may also be affected by government regulation of rates charged to customers, service interruption or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete, unforeseen delays, accidents, and cost overruns in infrastructure projects. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance. Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. If any of these operating risks occur, it could cause substantial losses to the given infrastructure company. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations. For example, extreme weather patterns could result in substantial damage to the facilities of certain companies located in the affected areas and such extreme weather patterns, or the threat thereof, could adversely impact the prices of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the infrastructure industry.

Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities issued by companies located throughout the world that are engaged in the infrastructure business. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and medium capitalization equity securities may underperform relative to the overall market. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and medium capitalization companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Infrastructure Portfolio (Con’t)

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to measures such as earnings and book value. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, such as a pool of power generation assets or other infrastructure assets or infrastructure-related assets, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.38% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.12% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman and Matthew King.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. King has been associated with the Adviser in an investment management capacity since 2008.

Together, the team determines investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

14

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for Class I and Class II shares of the Fund. As a result of the Reorganization, the Class II shares of the Fund adopted the financial and performance history of the Class Y shares of VIS Global Infrastructure.

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

15

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Infrastructure Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(2)	2015	2014(1)
Net Asset Value, Beginning of Period	$7.85	$7.49	$7.05	$9.27	$9.60
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.18	0.21	0.20	0.19	0.17
Net Realized and Unrealized Gain (Loss)	(0.77)	0.71	0.87	(1.34)	1.16
Total from Investment Operations	(0.59)	0.92	1.07	(1.15)	1.33
Distributions from and/or in Excess of:
Net Investment Income	(0.21)	(0.18)	(0.16)	(0.14)	(0.22)
Net Realized Gain	(0.29)	(0.38)	(0.47)	(0.93)	(1.44)
Total Distributions	(0.50)	(0.56)	(0.63)	(1.07)	(1.66)
Net Asset Value, End of Period	$6.76	$7.85	$7.49	$7.05	$9.27
Total Return(4)	(7.89)%	12.54%	14.97%	(13.88)%	15.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,193	$45,234	$37,747	$23,427	$24,330
Ratio of Expenses to Average Net Assets(7)	1.12%(5)	1.11%(5)	1.11%(5)	1.12%(5)	1.12%(5)
Ratio of Net Investment Income to Average Net Assets(7)	2.55%(5)	2.73%(5)	2.62%(5)	2.31%(5)	1.87%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(6)	0.01%	0.01%	0.00%(6)	0.00%(6)
Portfolio Turnover Rate	44%	43%	51%	50%	40%
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.59%	1.59%	1.54%	1.63%	1.59%
Net Investment Income to Average Net Assets	2.08%	2.25%	2.19%	1.80%	1.40%

(1)

On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio (“SD Global Infrastructure”) and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio (“VIS Global Infrastructure”). The Fund adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class II shares reflect the historical per share data of Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.

(2)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)	Per share amount is based on average shares outstanding.
(4)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(6)	Amount is less than 0.005%.
16

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MGETX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Real Estate Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Real Estate Portfolio

Investment Objective

The Fund seeks to provide current income and capital appreciation.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses**	1.63%
Fee Waiver and/or Expense Reimbursement**	0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.25%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Real Estate	$ 127	$ 477	$ 851	$ 1,901
*	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.
**	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the real estate industry, including real estate operating companies (“REOCs”), real estate investment trusts (“REITs”) and similar entities established outside the United States (“foreign real estate companies”). This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

The Adviser and/or the Fund’s “Sub-Advisers,” Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”), actively manage the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s and/or Sub-Advisers’ proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s and/or Sub-Advisers’ perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country.

The Fund’s Adviser and/or Sub-Advisers may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser and/or Sub-Advisers may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser and/or Sub-Advisers deem to be materially important environmental and/or social issues facing a company.

The Adviser and/or Sub-Advisers generally consider selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	REITs, REOCs and Foreign Real Estate Companies. Investing in REITs, REOCs and foreign real estate companies exposes

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Real Estate Portfolio (Con’t)

investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Value Stocks. Value stocks are those stocks the Adviser and/or Sub-Advisers believe to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles

(e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on April 28, 2006

High Quarter	06/30/09	38.62%
Low Quarter	09/30/11	-20.92%

Average Annual Total Return (Class II)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	-8.20%	3.11%	9.22%
FTSE EPRA Nareit Developed Real Estate Index—Net Total Return to U.S. Investors (reflects no deduction for fees, expenses or taxes)[1]	-5.05%	4.99%	10.21%
MSCI World Net Index (reflects no deduction for fees, expenses or taxes)[2]	-8.71%	4.56%	9.67%

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Real Estate Portfolio (Con’t)

(1)

The FTSE EPRA Nareit Developed Real Estate Index—Net Total Return to U.S. Investors is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the developed world. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. “Net Total Return to U.S. Investors” reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index. It is not possible to invest directly in an index.

(2)

The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser(s)	Date Began Managing Fund
Theodore R. Bigman	Managing Director of the Adviser	April 2006
Bill Grant	Managing Director of the Adviser	May 2014
Michiel te Paske	Managing Director of MSIM Limited	April 2006
Sven van Kemenade	Managing Director of MSIM Limited	April 2006
Angeline Ho	Managing Director of MSIM Company	April 2006
Desmond Foong	Managing Director of MSIM Company	April 2015

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information— Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

3

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Real Estate Portfolio

Investment Objective

The Fund seeks to provide current income and capital appreciation.

Approach

The Adviser and/or Sub-Advisers seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including REOCs, REITs and foreign real estate companies. The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Adviser’s and/or Sub-Advisers’ approach emphasizes a bottom-up stock selection with a top-down global allocation.

Process

The Adviser and/or Sub-Advisers actively manage the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s and/or Sub-Advisers’ proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s and/or Sub-Advisers’ perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country.

The Fund’s Adviser and/or Sub-Advisers may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser and/or Sub-Advisers may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser and/or Sub-Advisers deem to be materially important environmental and/or social issues facing a company.

The Adviser and Sub-Advisers generally consider selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the real estate industry, including REOCs, REITs and foreign real estate companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of real estate companies located throughout the world, including companies located in emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and mid cap equity securities may underperform relative to the overall market. Investments in small and mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s and/or Sub-Advisers’ perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Fund’s market sector, global real estate securities, may underperform relative to other sectors or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Real Estate Portfolio (Con’t)

increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. REITs and similar non-U.S. entities generally invest directly in real estate, in mortgages or in some combination of the two. REOCs and similar non-U.S. entities generally are engaged directly in real estate management or development activities. The REITs in which the Fund will primarily invest are equity REITs and similar non-U.S. entities. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and similar non-U.S. entities may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs, REOCs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs, REOCs and foreign real estate companies.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

5

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Fund invests in companies in the real estate industry. As a result, these companies (and, therefore, the Funds) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

6

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

7

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Advisers may use derivatives to reduce this risk. The Adviser and/or Sub-Advisers may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Advisers have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Advisers, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Advisers believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

8

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with each of MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. Both MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. MSIM Limited and MSIM Company provide the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays MSIM Limited and MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.49% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.25% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman, Bill Grant, Michiel te Paske, Sven van Kemenade, Angeline Ho and Desmond Foong.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. Grant has been associated with Morgan Stanley since 2000 and with the Adviser in an investment management capacity since 2002. Mr. te Paske has been associated with MSIM Limited in an investment management capacity since 1997. Mr. van Kemenade has been associated with MSIM Limited in an investment management capacity since 1997. Ms. Ho has been associated with MSIM Company in an investment management capacity since 1997. Mr. Foong has been associated with MSIM Company in an investment management capacity since 2011.

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a

9

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

10

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of the Fund is determined by dividing the total value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

11

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day, when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

12

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

13

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Real Estate Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$11.09	$10.36	$10.18	$10.57	$9.35
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.25	0.24	0.16	0.14	0.16
Net Realized and Unrealized Gain (Loss)	(1.13)	0.75	0.16	(0.29)	1.13
Total from Investment Operations	(0.88)	0.99	0.32	(0.15)	1.29
Distributions from and/or in Excess of:
Net Investment Income	(0.34)	(0.26)	(0.14)	(0.24)	(0.07)
Net Asset Value, End of Period	$9.87	$11.09	$10.36	$10.18	$10.57
Total Return(3)	(8.20)%	9.71%	3.12%	(1.42)%	13.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$66,751	$83,625	$86,247	$94,884	$104,996
Ratio of Expenses to Average Net Assets(7)	1.33%(4)(5)	1.40%(4)	1.40%(4)	1.40%(4)	1.40%(4)
Ratio of Net Investment Income to Average Net Assets(7)	2.37%(4)	2.26%(4)	1.54%(4)	1.80%(4)	1.54%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(6)	0.00%(6)	0.00%(6)	0.00%(6)	0.00%(6)
Portfolio Turnover Rate	36%	34%	24%	26%	31%
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.66%	1.69%	1.60%	1.67%	1.72%
Net Investment Income to Average Net Assets	2.04%	1.97%	1.34%	1.53%	1.22%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)

Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class II shares.

(6)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2018 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class I	MIMPX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Strategist Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) and the Commodities Futures Trading Commission (the “CFTC”) have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.75%
Distribution (12b-1) Fee	None
Other Expenses**	0.69%
Total Annual Fund Operating Expenses***	1.44%
Fee Waiver and/or Expense Reimbursement***	0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.90%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Strategist Portfolio	$92	$402	$735	$1,678
*	“Advisory Fee” includes the management fee of the Subsidiary (as defined below). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
**	“Other Expenses” include expenses of the Fund’s most recent fiscal year and expenses of the Subsidiary (as defined below) for the most recent fiscal year.
***	The Fund’s Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenes (including litigation), will not exceed 0.90%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund

Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

The Adviser and/or “Sub-Adviser,” Morgan Stanley Investment Management Limited, will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund’s allocations will be based upon the Adviser’s and/or Sub-Adviser’s evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser’s and/or Sub-Adviser’s quantitative models. The Adviser’s and/or Sub-Adviser’s research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.

The Fund may invest in real estate investment trusts (“REITs”) and mortgage-related or mortgage-backed securities. The Fund may also invest in restricted and illiquid securities.

The Fund may invest a portion of its assets in below “investment grade” fixed-income securities (often referred to as “high yield securities” or “junk bonds”) and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser and/or Sub-Adviser.

Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

•	Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value per share (“NAV”). Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•	REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio (Con’t)

financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. As a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses while continuing to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will, in effect, be absorbing duplicate levels of fees. Further, certain of the ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

•	Tax Risk. The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. No assurances can

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	06/30/09	26.02%
Low Quarter	06/30/10	-15.35%

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	-6.50%	1.85%	6.92%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)[1]	-9.41%	4.26%	9.46%
Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)[2]	-6.00%	2.58%	6.45%

(1)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

(2)

The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Barclays Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofAML U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Fund is managed by members of the Global Multi-Asset team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund are shown below:

Name	Title with Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	September 2010
Cyril Moullé-Berteaux	Managing Director	August 2011

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

4

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio (Con’t)

Fund shares will be sold at the NAV next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

5

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Strategist Portfolio

Investment Objective

The Fund seeks total return.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

The Adviser and Sub-Adviser seek to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

Process

The Adviser and/or Sub-Adviser will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund’s allocations will be based upon the Adviser’s and/or Sub-Adviser’s evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser’s and/or Sub-Adviser’s quantitative models. The Adviser’s and/or Sub-Adviser research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts. Thematic allocation shifts refers to allocating the Fund’s assets between different thematic baskets of securities. A thematic basket of securities encompasses a specific investment idea that the Adviser and/or Sub-Adviser believe will play out within the current global macro environment. Screening processes based on factors adhering to the investment themes are utilized to select securities for inclusion in each thematic basket.

The Fund may invest in REITs and mortgage-related or mortgage-backed securities. The Fund’s equity investments may include convertible securities.

The Fund may invest a portion of its assets in below “investment grade” fixed-income securities (often referred to as “high yield securities” or “junk bonds”) and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including ETFs.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser and/or Sub-Adviser to be liquid.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands. The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser and/or Sub-Adviser.

Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity and fixed-income securities of U.S. and non-U.S. issuers. In general, prices of

6

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Strategist Portfolio (Con’t)

equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less credit-worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. The Fund’s return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Fund, could result in reduced yields, increased volatility and/or reductions in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities and an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Investments in mortgage-backed securities may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, mortgage-backed securities may cause the Fund turnover rate to appear higher.

Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the indirect expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.

Investing in foreign countries, particularly emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political

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and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers generally will be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

The Fund may invest in ETFs. ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. Further, certain of the ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received such a private letter

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Global Strategist Portfolio (Con’t)

ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has invoked the Notes Rulings. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate

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risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Mortgage-Backed Securities

Mortgage securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Fund may invest in mortgage securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Fund, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On June 3, 2019, under the Federal Housing Finance Agency’s “Single Security Initiative” intended to maximize liquidity for both Fannie Mae and Freddie Mac mortgage-backed securities in the To Be Announced (“TBA”) security market, Fannie Mae and Freddie Mac expect to start issuing uniform mortgage-backed securities (“UMBS”) in place of their current separate offerings of TBA-eligible mortgage-backed securities. Forward trading of UMBS could begin as early as 120 days prior to June 3, 2019. The effects of the issuance of UMBS on the market for mortgage-backed securities are uncertain.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all

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loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price

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and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the

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counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Commodities

The Fund (primarily through the Subsidiary) may invest in instruments linked to the prices of physical commodities. Trading in commodity interests may involve substantial risks and investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

The low margin or premiums normally required in commodity futures trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately large profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Commodity futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Suspensions or disruptions of trading in the commodities markets may adversely affect the value of securities providing exposure to the commodities markets.

Investment Companies and ETFs

An investment in an investment company, including ETFs, is subject to the underlying risks of that entity’s portfolio securities. For example, if an investment company held common stocks, the Fund would also be exposed to the risk of investing in common stocks.

14

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. Investment companies, including ETFs, typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an investment company, including ETFs, the Fund would bear its ratable share of the investment company’s or ETF’s fees and expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs. Certain ETFs utilize leverage. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

Repurchase Agreements

Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral.

Subsidiary Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objectives of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

Tax Risk

The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. No assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions

15

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

16

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.20% of the Fund’s average daily net assets. For purposes of calculating the fees for the Fund, the net assets of the Fund include the value of the Fund’s interest in the Subsidiary. Pursuant to a management agreement between the Adviser and the Subsidiary (the “Subsidiary Investment Management Agreement”), the Adviser will receive certain fees for managing the Subsidiary’s assets and the Adviser will waive or credit such amounts against the fees payable to the Adviser by the Fund. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.90% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018. A discussion regarding the Board of Directors’ approval of the investment sub-advisory agreement will be available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement. Under the Subsidiary Investment Management Agreement, the Adviser provides the Subsidiary with the same type of investment advisory services as are provided to the Fund.

The Company and the Subsidiary have entered into contracts for the provision of custody and audit services with service providers.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Company. As a result, the Adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund (although the Subsidiary may invest without limitation in commodity-related instruments) and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Certain of these policies and restrictions are described in detail in the Fund’s SAI.

17

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

The consolidated financial statements of the Subsidiary are included in the Annual Report and Semi-Annual Report of the Fund provided to shareholders.

Portfolio Management

The Fund is managed by members of the Global Multi-Asset team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Mark A. Bavoso and Cyril Moullé-Berteaux.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Mr. Moullé-Berteaux has been associated with the Adviser in an investment management capacity since August 2011. Mr. Moullé-Berteaux was a founding partner and portfolio manager of Traxis Partners LP from March 2003 to July 2011.

Team members collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

18

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at its current NAV every regular business day. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

19

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

21

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

22

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Strategist Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015(2)	2014(2)
Net Asset Value, Beginning of Period	$11.17	$9.87	$9.39	$10.28	$11.06
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.16	0.20	0.15	0.17	0.20
Net Realized and Unrealized Gain (Loss)	(0.86)	1.38	0.37	(0.81)	0.06
Total from Investment Operations	(0.70)	1.58	0.52	(0.64)	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.13)	(0.12)	—	(0.17)	(0.09)
Net Realized Gain	(0.49)	(0.16)	(0.04)	(0.08)	(0.95)
Total Distributions	(0.62)	(0.28)	(0.04)	(0.25)	(1.04)
Net Asset Value, End of Period	$9.85	$11.17	$9.87	$9.39	$10.28
Total Return(4)	(6.50)%	16.11%	5.58%	(6.39)%	2.15%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$87,675	$107,015	$104,197	$119,248	$150,001
Ratio of Expenses to Average Net Assets(7)	0.89%(5)	0.88%(5)	0.88%(5)	0.69%(5)(6)	0.56%(5)
Ratio of Net Investment Income to Average Net Assets(7)	1.48%(5)	1.85%(5)	1.54%(5)	1.73%(5)	1.86%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.02%	0.02%	0.03%	0.04%
Portfolio Turnover Rate	85%	99%	105%	146%	82%
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.44%	1.42%	1.43%	1.47%	1.42%
Net Investment Income to Average Net Assets	0.93%	1.31%	0.99%	0.95%	1.00%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Not consolidated.
(3)	Per share amount is based on average shares outstanding.
(4)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliatesduring the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(6)

Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to August 1, 2015, the maximum ratio was 0.60% for Class I shares.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MGTPX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Strategist Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) and the Commodities Futures Trading Commission (the “CFTC”) have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses**	0.69%
Total Annual Fund Operating Expenses***	1.69%
Fee Waiver and/or Expense Reimbursement***	0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.00%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Strategist Portfolio	$102	$465	$853	$1,940
*	“Advisory Fee” includes the management fee of the Subsidiary (as defined below). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
**	“Other Expenses” include expenses of the Fund’s most recent fiscal year and expenses of the Subsidiary (as defined below) for the most recent fiscal year.
***	The Fund’s Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

The Adviser and/or “Sub-Adviser,” Morgan Stanley Investment Management Limited, will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund’s allocations will be based upon the Adviser’s and/or Sub-Adviser’s evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser’s and/or Sub-Adviser’s quantitative models. The Adviser’s and/or Sub-Adviser’s research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.

The Fund may invest in real estate investment trusts (“REITs”) and mortgage-related or mortgage-backed securities. The Fund may also invest in restricted and illiquid securities.

The Fund may invest a portion of its assets in below “investment grade” fixed-income securities (often referred to as “high yield securities” or “junk bonds”) and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser and/or Sub-Adviser.

Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

•	Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value per share (“NAV”). Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•	REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio (Con’t)

global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. As a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses while continuing to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will, in effect, be absorbing duplicate levels of fees. Further, certain of the ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

•	Tax Risk. The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. No assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one and five year periods and since the Fund’s Class II shares’ inception compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on March 15, 2011

High Quarter	03/31/12	8.28%
Low Quarter	12/31/18	-6.67%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Since Inception
Class II
Return before Taxes	-6.65%	1.72%	4.17%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)[1]	-9.41%	4.26%	6.58%[3]
Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)[2]	-6.00%	2.58%	4.14%[3]

(1)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

(2)

The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Barclays Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofAML U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.

(3)	Since Inception reflects the inception of Class II.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Fund is managed by members of the Global Multi-Asset team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund are shown below:

Name	Title with Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	September 2010
Cyril Moullé-Berteaux	Managing Director	August 2011

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

4

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio (Con’t)

Fund shares will be sold at the NAV next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information— Purchasing and Selling Fund Shares”.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Distributor may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Strategist Portfolio

Investment Objective

The Fund seeks total return.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

The Adviser and Sub-Adviser seek to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

Process

The Adviser and/or Sub-Adviser will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund’s allocations will be based upon the Adviser’s and/or Sub-Adviser’s evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser’s and/or Sub-Adviser’s quantitative models. The Adviser’s and/or Sub-Adviser’s research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts. Thematic allocation shifts refers to allocating the Fund’s assets between different thematic baskets of securities. A thematic basket of securities encompasses a specific investment idea that the Adviser and/or Sub-Adviser believe will play out within the current global macro environment. Screening processes based on factors adhering to the investment themes are utilized to select securities for inclusion in each thematic basket.

The Fund may invest in REITs and mortgage-related or mortgage-backed securities. The Fund’s equity investments may include convertible securities.

The Fund may invest a portion of its assets in below “investment grade” fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”) and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including ETFs.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser and/or Sub-Adviser to be liquid.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands. The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser and/or Sub-Adviser.

Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity and fixed-income securities of U.S. and non-U.S. issuers. In general, prices of

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Strategist Portfolio (Con’t)

equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less credit-worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. The Fund’s return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Fund, could result in reduced yields, increased volatility and/or reductions in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities and an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Investments in mortgage-backed securities may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, mortgage-backed securities may cause the Fund turnover rate to appear higher.

Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the indirect expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.

Investing in foreign countries, particularly emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political
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and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers generally will be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

The Fund may invest in ETFs. ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. Further, certain of the ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received such a private letter

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Global Strategist Portfolio (Con’t)

ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has invoked the Notes Rulings. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate

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risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Mortgage-Backed Securities

Mortgage securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Fund may invest in mortgage securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Fund, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On June 3, 2019, under the Federal Housing Finance Agency’s “Single Security Initiative” intended to maximize liquidity for both Fannie Mae and Freddie Mac mortgage-backed securities in the To Be Announced (“TBA”) security market, Fannie Mae and Freddie Mac expect to start issuing uniform mortgage-backed securities (“UMBS”) in place of their current separate offerings of TBA-eligible mortgage-backed securities. Forward trading of UMBS could begin as early as 120 days prior to June 3, 2019. The effects of the issuance of UMBS on the market for mortgage-backed securities are uncertain.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all

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loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price

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and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the

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Additional Risk Factors and Information (Con’t)

counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Commodities

The Fund (primarily through the Subsidiary) may invest in instruments linked to the prices of physical commodities. Trading in commodity interests may involve substantial risks and investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

The low margin or premiums normally required in commodity futures trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately large profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Commodity futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Suspensions or disruptions of trading in the commodities markets may adversely affect the value of securities providing exposure to the commodities markets.

Investment Companies and ETFs

An investment in an investment company, including ETFs, is subject to the underlying risks of that entity’s portfolio securities. For example, if an investment company held common stocks, the Fund would also be exposed to the risk of investing in common stocks.

14

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. Investment companies, including ETFs, typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an investment company, including ETFs, the Fund would bear its ratable share of the investment company’s or ETF’s fees and expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs. Certain ETFs utilize leverage. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

Repurchase Agreements

Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral.

Subsidiary Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objectives of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

Tax Risk

The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. No assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions

15

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

16

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.20% of the Fund’s average daily net assets. For purposes of calculating the fees for the Fund, the net assets of the Fund include the value of the Fund’s interest in the Subsidiary. Pursuant to a management agreement between the Adviser and the Subsidiary (the “Subsidiary Investment Management Agreement”), the Adviser will receive certain fees for managing the Subsidiary’s assets and the Adviser will waive or credit such amounts against the fees payable to the Adviser by the Fund. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.00% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018. A discussion regarding the Board of Directors’ approval of the investment sub-advisory agreement will be available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement. Under the Subsidiary Investment Management Agreement, the Adviser provides the Subsidiary with the same type of investment advisory services as are provided to the Fund.

The Company and the Subsidiary have entered into contracts for the provision of custody and audit services with service providers.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Company. As a result, the Adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund (although the Subsidiary may invest without limitation in commodity-related instruments) and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Certain of these policies and restrictions are described in detail in the Fund’s SAI.

The consolidated financial statements of the Subsidiary are included in the Annual Report and Semi-Annual Report of the Fund provided to shareholders.

17

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

Portfolio Management

The Fund is managed by members of the Global Multi-Asset team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Mark A. Bavoso and Cyril Moullé-Berteaux.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Mr. Moullé-Berteaux has been associated with the Adviser in an investment management capacity since August 2011. Mr. Moullé-Berteaux was a founding partner and portfolio manager of Traxis Partners LP from March 2003 to July 2011.

Team members collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution for the Fund’s Class II shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund. The Distributor has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

18

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at its current NAV every regular business day. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, as amended, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

19

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day, when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

21

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

22

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Strategist Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015(2)	2014(2)
Net Asset Value, Beginning of Period	$11.11	$9.82	$9.35	$10.24	$11.03
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.15	0.18	0.14	0.16	0.19
Net Realized and Unrealized Gain (Loss)	(0.86)	1.38	0.37	(0.82)	0.06
Total from Investment Operations	(0.71)	1.56	0.51	(0.66)	0.25
Distributions from and/or in Excess of:
Net Investment Income	(0.12)	(0.11)	—	(0.15)	(0.09)
Net Realized Gain	(0.49)	(0.16)	(0.04)	(0.08)	(0.95)
Total Distributions	(0.61)	(0.27)	(0.04)	(0.23)	(1.04)
Net Asset Value, End of Period	$9.79	$11.11	$9.82	$9.35	$10.24
Total Return(4)	(6.65)%	15.96%	5.49%	(6.53)%	2.00%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,906	$21,700	$21,861	$24,481	$29,604
Ratio of Expenses to Average Net Assets(7)	0.99%(5)	0.98%(5)	0.98%(5)	0.79%(5)(6)	0.66%(5)
Ratio of Net Investment Income to Average Net Assets(7)	1.38%(5)	1.75%(5)	1.44%(5)	1.63%(5)	1.76%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.02%	0.02%	0.03%	0.04%
Portfolio Turnover Rate	85%	99%	105%	146%	82%
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.69%	1.67%	1.68%	1.76%	1.77%
Net Investment Income to Average Net Assets	0.68%	1.06%	0.74%	0.66%	0.65%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Not consolidated.
(3)	Per share amount is based on average shares outstanding.
(4)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(6)

Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class II shares. Prior to August 1, 2015, the maximum ratio was 0.70% for Class II shares.

23

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class I	MEGIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Growth Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Growth Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.50%
Distribution (12b-1) Fee	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.79%
Fee Waiver and/or Expense Reimbursement*	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.57%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first two years). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Growth Portfolio	$ 58	$ 207	$ 394	$ 936
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization (as defined in the section of the Prospectus entitled “Fund Management—Advisory Fee”) or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and $768.7 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG“) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Growth Portfolio (Con’t)

condition of the issuer, including general market, economic and political conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	06/30/09	21.28%
Low Quarter	12/31/18	-16.34%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	7.54%	12.57%	19.73%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-1.51%	10.40%	15.29%

(1)

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	June 2004
Sam G. Chainani	Managing Director	June 2004
Jason C. Yeung	Managing Director	September 2007

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Growth Portfolio (Con’t)

Name	Title with Adviser	Date Began Managing Fund
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products.

Ask your salesperson or visit your insurance company’s web site for more information.

3

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Growth Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. As of December 31, 2018, these market capitalizations ranged between $262 million and $768.7 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Growth Portfolio (Con’t)

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

5

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

6

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale

7

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment

8

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

REITs and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due, among other things, to the ETF’s

9

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

IPOs

The Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

Sector Risk

The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

10

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.50% of the Fund’s average daily net assets.

Pursuant to an agreement and plan of reorganization between the Company, on behalf of the Fund, and Morgan Stanley Variable Investment Series, on behalf of the Multi-Cap Growth Portfolio (the “Acquired Fund”), on April 29, 2019, the Fund acquired substantially all of the assets and liabilities of the Acquired Fund in exchange for shares of the Fund (the “Reorganization”).

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.57% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least two years from the date of the Reorganization or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Fund is managed by members of the Counterpoint Global team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead portfolio manager of the Fund. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

11

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

13

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

14

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$32.38	$24.65	$29.93	$30.73	$31.03
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)	(0.13)	(0.03)	(0.11)	(0.06)
Net Realized and Unrealized Gain (Loss)	3.34	10.44	(0.57)	3.76	1.98
Total from Investment Operations	3.20	10.31	(0.60)	3.65	1.92
Distributions from and/or in Excess of:
Net Realized Gain	(6.96)	(2.58)	(4.68)	(4.45)	(2.22)
Net Asset Value, End of Period	$28.62	$32.38	$24.65	$29.93	$30.73
Total Return(3)	7.54%	43.15%	(1.64)%	12.24%	6.36%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$126,941	$133,745	$104,504	$119,883	$122,881
Ratio of Expenses to Average Net Assets(6)	0.79%(4)	0.79%(4)	0.76%(4)	0.80%(4)	0.77%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A	N/A	N/A	N/A	0.80%(4)
Ratio of Net Investment Loss to Average Net Assets(6)	(0.39)%(4)	(0.43)%(4)	(0.11)%(4)	(0.37)%(4)	(0.19)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(5)	0.01%	0.00%(5)	0.00%(5)	0.00%(5)
Portfolio Turnover Rate	56%	54%	39%	33%	30%
(6) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A	0.81%	0.79%	0.81%	0.85%
Net Investment Loss to Average Net Assets	N/A	(0.45)%	(0.14)%	(0.38)%	(0.27)%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Loss to Average Net Assets would have been 0.03% lower had the Custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)	Amount is less than 0.005%.

15

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MEGTX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Growth Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Growth Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.50%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	1.04%
Fee Waiver and/or Expense Reimbursement*	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.82%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first two years). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Growth Portfolio	$ 84	$ 286	$ 530	$ 1,230
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82%. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization (as defined in the section of the Prospectus entitled “Fund Management—Advisory Fee”) or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and $768.7 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG“) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental

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Morgan Stanley Variable Insurance Fund | Fund Summary

Growth Portfolio (Con’t)

condition of the issuer, including general market, economic and political conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 5, 2003

High Quarter	06/30/09	21.26%
Low Quarter	12/31/18	-16.38%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	7.30%	12.29%	19.43%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-1.51%	10.40%	15.29%

(1)

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	June 2004
Sam G. Chainani	Managing Director	June 2004
Jason C. Yeung	Managing Director	September 2007

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Growth Portfolio (Con’t)

Name	Title with Adviser	Date Began Managing Fund
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Growth Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. As of December 31, 2018, these market capitalizations ranged between $262 million and $768.7 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Adviser studies on an ongoing basis company developments, including business strategy and financial results. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser conducts research to examine how environmental and social initiatives within companies can drive enterprise value by creating growth opportunities, reducing risk, driving profitability, strengthening durable competitive advantages and/or aligning with secular growth trends. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Growth Portfolio (Con’t)

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

REITs and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due, among other things, to the ETF’s

9

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

IPOs

The Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

Sector Risk

The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

10

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.50% of the Fund’s average daily net assets.

Pursuant to an agreement and plan of reorganization between the Company, on behalf of the Fund, and Morgan Stanley Variable Investment Series, on behalf of the Multi-Cap Growth Portfolio (the “Acquired Fund”), on April 29, 2019, the Fund acquired substantially all of the assets and liabilities of the Acquired Fund in exchange for shares of the Fund (the “Reorganization”).

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.82% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least two years from the date of the Reorganization or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund is managed by members of the Counterpoint Global team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead portfolio manager of the Fund. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

11

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

14

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

15

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Growth Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$30.89	$23.66	$29.00	$29.97	$30.39
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.21)	(0.19)	(0.09)	(0.18)	(0.13)
Net Realized and Unrealized Gain (Loss)	3.23	10.00	(0.57)	3.66	1.93
Total from Investment Operations	3.02	9.81	(0.66)	3.48	1.80
Distributions from and/or in Excess of:
Net Realized Gain	(6.96)	(2.58)	(4.68)	(4.45)	(2.22)
Net Asset Value, End of Period	$26.95	$30.89	$23.66	$29.00	$29.97
Total Return(3)	7.30%	42.82%	(1.92)%	11.97%	6.09%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,300	$124,268	$80,081	$89,398	$80,103
Ratio of Expenses to Average Net Assets(6)	1.04%(4)	1.04%(4)	1.01%(4)	1.05%(4)	1.02%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A	N/A	N/A	N/A	1.05%(4)
Ratio of Net Investment Loss to Average Net Assets(6)	(0.64)%(4)	(0.68)%(4)	(0.36)%(4)	(0.62)%(4)	(0.44)%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(5)	0.01%	0.00%(5)	0.00%(5)	0.00%(5)
Portfolio Turnover Rate	56%	54%	39%	33%	30%
(6) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A	1.06%	1.04%	1.09%	1.20%
Net Investment Loss to Average Net Assets	N/A	(0.70)%	(0.39)%	(0.66)%	(0.62)%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets would have been 0.03% higher and the Ratio of Net Investment Loss to Average Net Assets would have been 0.03% lower had the Custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)	Amount is less than 0.005%.

16

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class I	MUSRX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the U.S. Real Estate Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

U.S. Real Estate Portfolio

Investment Objective

The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.70%
Distribution (12b-1) Fee	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses**	0.98%
Fee Waiver and/or Expense Reimbursement**	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	0.82%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$ 84	$ 296	$ 526	$ 1,187
*	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.
**	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Fund focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The Fund’s Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Fund

1

Morgan Stanley Variable Insurance Fund | Fund Summary

U.S. Real Estate Portfolio (Con’t)

indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return—Calendar Years (Class I)

Commenced operations on March 3, 1997

High Quarter	09/30/09	30.30%
Low Quarter	03/31/09	-29.35%

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	-7.71%	6.14%	10.90%
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)[1]	-4.62%	7.90%	12.12%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	-4.38%	8.49%	13.12%

(1)

The FTSE Nareit (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax qualified equity REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems. It is not possible to invest directly in an index.

(2)

The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	March 1997
Bill Grant	Managing Director	April 2014

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

U.S. Real Estate Portfolio (Con’t)

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

3

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

U.S. Real Estate Portfolio

Investment Objective

The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Approach

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs and REOCs. The Fund focuses on REITs as well as REOCs that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation.

Process

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The Fund’s Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues or profits from either goods produced, sales made or services performed in the United States or has at least 50% of its assets in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and mid cap equity securities may underperform relative to the overall market. Investments in small and mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Fund’s market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. REOCs are entities that generally are engaged directly in real estate management or development activities. The REITs in which the Fund will primarily invest are equity REITs. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

U.S. Real Estate Portfolio (Con’t)

limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs and REOCs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and REOCs.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

5

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Fund invests in companies in the real estate industry. As a result, these companies (and, therefore, the Funds) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

6

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

7

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.58% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.82% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman and Bill Grant.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. Grant has been associated with Morgan Stanley since 2000 and with the Adviser in an investment management capacity since 2002.

Together, the team determines investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

8

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

9

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

10

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

11

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$21.72	$21.39	$20.28	$20.13	$15.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.51	0.45	0.35	0.30	0.27
Net Realized and Unrealized Gain (Loss)	(2.13)	0.20	1.04	0.12	4.38
Total from Investment Operations	(1.62)	0.65	1.39	0.42	4.65
Distributions from and/or in Excess of:
Net Investment Income	(0.58)	(0.32)	(0.28)	(0.27)	(0.26)
Net Asset Value, End of Period	$19.52	$21.72	$21.39	$20.28	$20.13
Total Return(3)	(7.71)%	3.11%	6.81%	2.17%	29.72%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$185,191	$228,487	$251,517	$191,188	$204,740
Ratio of Expenses to Average Net Assets(10)	0.86%(4)(5)	0.92%(4)(6)	0.97%(4)(7)	1.00%(4)	1.06%(4)(8)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A	N/A	N/A	1.00%(4)	1.05%(4)(7)
Ratio of Net Investment Income to Average Net Assets(10)	2.47%(4)	2.13%(4)	1.66%(4)	2.36%(4)	1.52%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	40%	44%	21%	26%	25%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.03%	1.07%	1.06%	1.07%	1.11%
Net Investment Income to Average Net Assets	2.30%	1.98%	1.57%	2.29%	1.47%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)

Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class I shares. Prior to July 1, 2018, the maximum ratio was 0.90% for Class I shares.

(6)

Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.95% for Class I shares.

(7)

Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2016, the maximum ratio was 1.00% for Class I shares.

(8)

Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2014, the maximum ratio was 1.10% for Class I shares.

(9)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Prospectus   |   April 30, 2019

Share Class	Ticker Symbol
Class II	MSRBX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the U.S. Real Estate Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

U.S. Real Estate Portfolio

Investment Objective

The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.70%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses**	1.23%
Fee Waiver and/or Expense Reimbursement**	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.07%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$ 109	$ 374	$ 660	$ 1,475
*	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.
**	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Fund focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The Fund’s Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Fund

1

Morgan Stanley Variable Insurance Fund | Fund Summary

U.S. Real Estate Portfolio (Con’t)

indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on November 5, 2002

High Quarter	09/30/09	30.29%
Low Quarter	03/31/09	-29.12%

Average Annual Total Return (Class II)

(for the calendar periods ended December 31, 2018)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	-7.97%	5.88%	10.66%
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)[1]	-4.62%	7.90%	12.12%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	-4.38%	8.49%	13.12%

(1)

The FTSE Nareit (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax qualified equity REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems. It is not possible to invest directly in an index.

(2)

The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	March 1997
Bill Grant	Managing Director	April 2014

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

U.S. Real Estate Portfolio (Con’t)

information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value per share (“NAV”) next determined after we receive the redemption request on your behalf.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Ask your salesperson or visit your insurance company’s web site for more information.

3

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

U.S. Real Estate Portfolio

Investment Objective

The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Approach

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs and REOCs. The Fund focuses on REITs as well as REOCs that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation.

Process

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The Fund’s Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Fund’s Adviser may engage with company management regarding corporate governance practices as well as what the Fund’s Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues or profits from either goods produced, sales made or services performed in the United States or has at least 50% of its assets in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and mid cap equity securities may underperform relative to the overall market. Investments in small and mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Fund’s market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. REOCs are entities that generally are engaged directly in real estate management or development activities. The REITs in which the Fund will primarily invest are equity REITs. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

U.S. Real Estate Portfolio (Con’t)

limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs and REOCs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and REOCs.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

5

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Venezuela, Afghanistan, Pakistan, Egypt, Libya, Syria, North Korea, Russia, Ukraine and the Middle East among other countries and regions, terrorist attacks in the United States and around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Fund invests in companies in the real estate industry. As a result, these companies (and, therefore, the Funds) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

6

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

7

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2018, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.58% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.07% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2018.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman and Bill Grant.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. Grant has been associated with Morgan Stanley since 2000 and with the Adviser in an investment management capacity since 2002.

Together, the team determines investment strategy, establishes asset-allocation frameworks, and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

8

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

9

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

10

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

11

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2018	2017	2016(1)	2015	2014
Net Asset Value, Beginning of Period	$21.59	$21.26	$20.16	$20.02	$15.66
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.46	0.40	0.29	0.25	0.23
Net Realized and Unrealized Gain (Loss)	(2.13)	0.20	1.04	0.12	4.35
Total from Investment Operations	(1.67)	0.60	1.33	0.37	4.58
Distributions from and/or in Excess of:
Net Investment Income	(0.52)	(0.27)	(0.23)	(0.23)	(0.22)
Net Asset Value, End of Period	$19.40	$21.59	$21.26	$20.16	$20.02
Total Return(3)	(7.97)%	2.87%	6.55%	1.92%	29.43%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$218,290	$283,481	$298,254	$281,056	$279,305
Ratio of Expenses to Average Net Assets(10)	1.11%(4)(5)	1.17%(4)(6)	1.22%(4)(7)	1.25%(4)	1.31%(4)(8)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A	N/A	N/A	1.25%(4)	1.30%(4)(8)
Ratio of Net Investment Income to Average Net Assets(10)	2.22%(4)	1.88%(4)	1.41%(4)	2.11%(4)	1.27%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%(9)	0.00%(9)	0.01%	0.00%(9)	0.00%(9)
Portfolio Turnover Rate	40%	44%	21%	26%	25%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28%	1.32%	1.31%	1.35%	1.46%
Net Investment Income to Average Net Assets	2.05%	1.73%	1.32%	2.01%	1.12%

(1)

Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of Custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(5)

Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.07% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.15% for Class II shares.

(6)

Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.20% for Class II shares.

(7)

Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class II shares. Prior to July 1, 2016, the maximum ratio was 1.25% for Class II shares.

(8)

Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2014, the maximum ratio was 1.35% for Class II shares.

(9)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2019 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2019 Morgan Stanley.

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.

Statement of Additional Information

April 30, 2019

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a no-load, open-end management investment company with diversified and non-diversified series (each, a “Fund” and together the “Funds”). The Company currently consists of 10 Funds offering a broad range of investment choices. Each Fund (with the exception of the Global Franchise and Global Real Estate Portfolios) offers Class I shares. In addition, all Funds offer Class II shares. Shares of each Fund are offered with no sales charge or exchange or redemption fee. Following is a list of the Funds:

Share Class and Ticker Symbol
	CLASS I	CLASS II
Core Plus Fixed Income Portfolio	MFIPX	MJIIX
Discovery Portfolio	MMGPX	MMGTX
Emerging Markets Debt Portfolio	MEMNX	MBDBX
Emerging Markets Equity Portfolio	MEMEX	MSMBX
Global Franchise Portfolio	—	MBIIX
Global Infrastructure Portfolio	MBGIX	MPIIX
Global Real Estate Portfolio	—	MGETX
Global Strategist Portfolio	MIMPX	MGTPX
Growth Portfolio	MEGIX	MEGTX
U.S. Real Estate Portfolio	MUSRX	MSRBX

This Statement of Additional Information (“SAI”) dated April 30, 2019, as may be supplemented from time to time, relates to the Company’s Class I Prospectuses: Core Plus Fixed Income, Discovery, Emerging Markets Debt, Emerging Markets Equity, Global Infrastructure, Global Strategist, Growth and U.S. Real Estate Portfolios, each dated April 30, 2019, as may be supplemented from time to time; and Class II Prospectuses: Core Plus Fixed Income, Discovery, Emerging Markets Debt, Emerging Markets Equity, Global Franchise, Global Infrastructure, Global Real Estate, Global Strategist, Growth and U.S. Real Estate Portfolios, each dated April 30, 2019, as may be supplemented from time to time.

Shares of each Fund may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by certain tax qualified investors. The variable annuity contract and variable life insurance policyholders incur fees and expenses separate from the fees and expenses charged by the Funds. This SAI addresses Company information applicable to each of the 10 Funds.

The Company was incorporated under the laws of the State of Maryland on March 26, 1996. The Company filed a registration statement with the United States Securities and Exchange Commission (the “SEC”) registering itself as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares under the Securities Act of 1933, as amended (the “1933 Act”).

The Funds are managed by Morgan Stanley Investment Management Inc. (the “Adviser”).

This SAI is not a prospectus, but should be read in conjunction with the prospectuses for the Company’s Funds, each dated April 30, 2019, as may be supplemented from time to time (each, a “Prospectus” and together the “Prospectuses”). This SAI is incorporated by reference into the Prospectuses in its entirety. To obtain a Prospectus, please contact the Company or your insurance company.

The Funds’ most recent Annual Reports to Shareholders are separate documents supplied with this SAI and include the Funds’ audited financial statements, including notes thereto, and the reports of the Funds’ independent registered public accounting firm, which are incorporated by reference into this SAI.

Certain Funds are “non-diversified” and, as such, such Funds’ investments are not required to meet certain diversification requirements under federal securities law. Compared with “diversified” funds or portfolios, each such Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund’s assets may be focused in fewer securities than other funds. A decline in the value of those investments may cause the Fund’s overall value to decline to a greater degree. The Emerging Markets Debt, Global Franchise, Global Infrastructure and U.S. Real Estate Portfolios are non-diversified funds.

INVESTMENT POLICIES AND STRATEGIES

This SAI provides additional information about the investment policies and operations of the Company and each of its Funds. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) serve as investment sub-advisers to the Global Real Estate Portfolio, MSIM Company serves as investment sub-adviser to the Emerging Markets Equity Portfolio and MSIM Limited serves as investment sub-adviser to the Global Franchise and Global Strategist Portfolios (MSIM Limited and MSIM Company are each referred to individually as the “Sub-Adviser” and collectively as the “Sub-Advisers”). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under the Adviser’s supervision.

The following tables summarize the permissible investments for each Fund. These tables should be used in conjunction with the investment summaries for each Fund contained in the Prospectus in order to provide a complete description of such Fund’s investment policies.

U.S. FIXED INCOME PORTFOLIO:
Core Plus Fixed Income Portfolio
Equity Securities:
Common Stocks
Convertible Securities	X
Depositary Receipts
Investment Company Securities	X
Exchange-Traded Funds	X
IPOs
Limited Partnership and Limited Liability Company Interests
Preferred Stocks	X
Real Estate Investing
Rights	X
Warrants
Fixed Income Securities:
Agencies	X
Asset-Backed Securities	X
Cash Equivalents	X
Commercial Paper	X
Corporates	X
Eurodollar and Yankee Dollar Obligations	X
Floaters	X
High Yield Securities	X
Inverse Floaters	X
Investment Grade Securities	X
Lease Obligations
Loan-Related Investments	X
Money Market Instruments	X
Mortgage Related Securities	X
Municipals	X
Repurchase Agreements	X
Temporary Investments	X
U.S. Treasury Securities	X
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	X
Foreign Investment:
Brady Bonds	X
Emerging Market Securities	X
Foreign Fixed Income Securities
Foreign Currency Transactions	X
Foreign Equity Securities

U.S. FIXED INCOME PORTFOLIO:
Core Plus Fixed Income Portfolio
Investment Funds
Other Securities And Investment Techniques:
Borrowing for Investment Purposes
Loans of Portfolio Securities	X
Non-Publicly Traded Securities, Private Placements and Restricted Securities	X
Reverse Repurchase Agreements	X
Short Sales	X
Temporary Borrowing	X
When-Issued and Delayed Delivery Securities	X
Derivatives:
Contracts for Difference
Options	X
Futures Contracts	X
Forwards	X
Swaps	X
Structured Investments	X
Combined Transactions	X

U.S. EQUITY PORTFOLIOS:
	Discovery Portfolio	Growth Portfolio	U.S. Real Estate Portfolio
Equity Securities:
Common Stocks	X	X	X
Convertible Securities	X	X	X
Depositary Receipts	X	X	X
Investment Company Securities	X	X	X
Exchange-Traded Funds	X	X	X
IPOs	X	X	X
Limited Partnership and Limited Liability Company Interests	X	X	X
Preferred Stocks	X	X	X
Real Estate Investing	X	X	X
Rights	X	X	X
Warrants	X	X	X
Fixed Income Securities:
Agencies	X	X	X
Asset-Backed Securities
Cash Equivalents	X	X	X
Commercial Paper	X	X	X
Corporates	X	X	X
Eurodollar and Yankee Dollar Obligations		X
Floaters
High Yield Securities
Inverse Floaters
Investment Grade Securities	X	X	X
Lease Obligations
Loan-Related Investments
Money Market Instruments	X	X	X
Mortgage Related Securities
Municipals
Repurchase Agreements	X	X	X

U.S. EQUITY PORTFOLIOS:
	Discovery Portfolio	Growth Portfolio	U.S. Real Estate Portfolio
Temporary Investments	X	X	X
U.S. Treasury Securities	X	X	X
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	X	X	X
Foreign Investment:
Brady Bonds
Emerging Market Securities	X	X	X
Foreign Fixed Income Securities			X
Foreign Currency Transactions	X	X	X
Foreign Equity Securities	X	X	X
Investment Funds		X	X
Other Securities and Investment Techniques:
Borrowing for Investment Purposes
Loans of Portfolio Securities	X	X	X
Non-Publicly Traded Securities, Private Placements and Restricted Securities	X	X	X
Reverse Repurchase Agreements	X
Short Sales	X
Temporary Borrowing	X	X	X
When-Issued and Delayed Delivery Securities	X	X	X
Derivatives:
Contracts for Difference	X	X
Options	X	X
Futures Contracts	X	X
Forwards	X	X
Swaps	X	X
Structured Investments	X	X
Combined Transactions	X	X

GLOBAL PORTFOLIOS:
	Emerging Markets Debt Portfolio	Emerging Markets Equity Portfolio	Global Franchise Portfolio	Global Infrastructure Portfolio	Global Real Estate Portfolio	Global Strategist Portfolio
Equity Securities:
Common Stocks	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X
Investment Company Securities	X	X	X	X	X	X
Exchange-Traded Funds	X	X	X	X	X	X
IPOs		X	X	X	X	X
Limited Partnership and Limited Liability Company Interests		X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X
Real Estate Investing	X	X	X	X	X	X
—Real Estate Investment Trusts			X	X	X	X
—Foreign Real Estate Companies	X	X	X	X	X	X

GLOBAL PORTFOLIOS:
	Emerging Markets Debt Portfolio	Emerging Markets Equity Portfolio	Global Franchise Portfolio	Global Infrastructure Portfolio	Global Real Estate Portfolio	Global Strategist Portfolio
—Specialized Ownership Vehicles		X	X	X	X	X
Rights	X	X	X	X	X	X
Warrants	X	X	X	X	X	X
Fixed Income Securities:
Agencies	X	X	*	X	X	X
Asset-Backed Securities	X			X		X
Cash Equivalents	X	X	X	X	X	X
Corporates	X	X	*	X	X	X
Eurodollar and Yankee Dollar Obligations	X	X	X	X	X	X
Floaters	X				X
High Yield Securities	X	X		X		X
Inverse Floaters	X				X
Investment Grade Securities	X	X	X	X	X	X
Lease Obligations
Loan-Related Investments	X	X		X
Money Market Instruments	X	X	X	X	X	X
Mortgage Related Securities	X			X	X	X
– Mortgage-Backed Securities	X			X	X	X
– Collateralized Mortgage Obligations	X			X	X	X
– Stripped Mortgage-Backed Securities	X			X	X	X
– Commercial Mortgage-Backed Securities	X			X		X
Municipals	X		X	X		X
Repurchase Agreements	X	X	X	X	X	X
Temporary Investments	X	X	X	X	X	X
U.S. Treasury Securities	X	X	*	X	X	X
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	X	X		X	X	X
Foreign Investment:
Brady Fixed Income Securities	X	X		X	X	X
Emerging Market Securities	X	X	X	X	X	X

GLOBAL PORTFOLIOS:
	Emerging Markets Debt Portfolio	Emerging Markets Equity Portfolio	Global Franchise Portfolio	Global Infrastructure Portfolio	Global Real Estate Portfolio	Global Strategist Portfolio
Foreign Fixed Income Securities	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X
Foreign Equity Securities	X	X	X	X	X	X
Foreign Real Estate Companies	X	X	X	X	X	X
Investment Funds	X	X	X	X	X	X
Exchange-Listed Equities via Stock Connect Program		X	X
Other Securities and Investment Techniques:
Borrowing for Investment Purposes	X				X
Loans of Portfolio Securities	X	X	X	X	X	X
Non-Publicly Traded Securities, Private Placements and Restricted Securities	X	X	X	X	X	X
Reverse Repurchase Agreements	X		X
Short Sales	X		X		X
Temporary Borrowing	X	X	X	X	X	X
When-Issued and Delayed Delivery Securities	X	X	X	X	X	X
Derivatives:
Contracts for Difference		X				X
Options	X					X
Futures Contracts	X	X				X
Forwards	X	X	X	X	X	X
Swaps	X	X				X
Structured Investments	X	X				X
Combined Transactions	X	X				X
Commodity-Linked Investments						X
*	This Fund may invest in certain U.S. Government Securities, Agencies and Corporates as described under Money Market Instruments and Temporary Investments.

Equity Securities. Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer’s equity securities.

Common Stocks. Common stocks are equity securities representing an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Certain of the convertible securities in which a Fund may invest are rated below investment grade or are unrated. The prices of such securities are likely to be more sensitive to adverse economic changes than higher-rated securities, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments. In addition, during an economic downturn or substantial period of rising interest rates, lower rated issuers may experience financial stress.

Depositary Receipts. Depositary Receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution and evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. ADRs also include American depositary shares. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be “sponsored” or “unsponsored.” Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Investment Company Securities. Investment company securities are equity securities and include securities of other open-end, closed-end and unregistered investment companies, including foreign investment companies, hedge funds and exchange-traded funds (“ETFs”). A Fund may, to the extent noted in the Fund’s non-fundamental limitations, invest in investment company securities as may be permitted by (i) the 1940 Act; (ii) the rules and regulations promulgated by the SEC under the 1940 Act; or (iii) an exemption or other relief applicable to the Fund from provisions of the 1940 Act. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Fund’s total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits a Fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. A Fund may invest in investment company securities of investment companies managed by the Adviser or their affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the SEC. To the extent a Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a shareholder in the Fund will bear not only their proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company.

Money Market Funds. To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by the Adviser or its affiliates. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests, which may result in the Fund bearing some additional expenses. The SEC has adopted changes to the rules that govern money market funds. These changes: (1) permit (and, under certain circumstances, require) money market funds to impose a “liquidity fee” (up to 2%), or a “redemption gate” that temporarily restricts redemptions from a money market fund, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional money market funds” to operate with a floating net asset value per share (“NAV”) rounded to a minimum of the fourth decimal place in the case of a fund with a $1.0000 share price or an equivalent or more precise level of accuracy for money market funds with a different share price (e.g.,

$10.000 per share, or $100.00 per share). “Government money market funds,” as defined under Rule 2a-7 of the 1940 Act, are exempt from these requirements, though such funds may choose to opt-in to the implementation of liquidity fees and redemption gates. These changes may affect the investment strategies, performance and operating expenses of money market funds.

Exchange-Traded Funds. Certain Funds may invest in ETFs. Investments in ETFs are subject to a variety of risks, including risks of a direct investment in the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. In addition, the market value of the ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Funds. Therefore, as a shareholder in an ETF (as with other investment companies), a Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, a Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. Further, certain of the ETFs in which a Fund may invest are leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

IPOs. Certain Funds may purchase equity securities issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those securities shortly after their acquisition. A Fund’s purchase of securities issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Limited Partnership and Limited Liability Company Interests. A limited partnership interest entitles a Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership. A Fund may invest in limited liability company interests to the same extent it invests in limited partnership interests. Limited liability company interests have similar characteristics as limited partnership interests.

Certain Funds may invest in master limited partnerships (“MLPs”), which are generally organized under state law as limited partnerships or limited liability companies and generally treated as partnerships for U.S. federal income tax purposes. The securities issued by many MLPs are listed and traded on a securities exchange. If publicly traded, to be treated as a partnership for U.S. federal income tax purposes, the entity must receive at least 90% of its income from qualifying sources as set forth in the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, gain from the sale or disposition of a capital asset held for the production of income described in the foregoing, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities.

Preferred Stocks. Preferred stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred stocks have a preference over common stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Preferred stocks have many of the characteristics of both equity securities and fixed-income securities.

Real Estate Investing. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Fund’s investments.

Real Estate Investment Trusts and Foreign Real Estate Companies. Certain Funds may invest in real estate investment trusts (“REITs”) and/or foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s and/or foreign real estate company’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs and foreign real estate companies requires specialized management skills and a Fund indirectly bears REIT and foreign real estate company management expenses along with the direct expenses of the Fund. REITs are generally not taxed on income distributed to shareholders provided they comply with several requirements of Code. REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

Specialized Ownership Vehicles. Specialized ownership vehicles pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. Such specialized ownership vehicles in which the Funds may invest include property unit trusts, foreign real estate companies, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Fund and, to the extent such vehicles are structured similarly to investment funds, a shareholder in the Fund will bear not only their proportionate share of the expenses of the Fund, but also, indirectly the expenses of the specialized ownership vehicle.

Rights. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer’s common stock at the time of a new issuance, usually at a price below the initial offering price of the common stock and before the common stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Sector Risk. Each Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a Fund’s performance than if the Fund held a broader range of investments.

Warrants. Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant.

Fixed-Income Securities. Fixed-income securities generally represent an issuer’s obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical fixed-income security specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the security.

Fixed-income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). Prices of fixed-income securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest rate risk, credit risk, prepayment risk and spread risk.

Interest rate risk arises due to general changes in the level of market rates after the purchase of a fixed-income security. Generally, the values of fixed-income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed-income securities generally rise and during periods of rising interest rates, the values of most fixed-income securities generally decline. The Funds may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or has been raising rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions. While fixed-income securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Traditionally, the remaining term to maturity has been used as a barometer of a fixed-income security’s sensitivity to interest rate changes. This measure, however, considers only the time until the final principal payment and takes no account of the pattern or amount of principal or interest payments prior to maturity. Duration combines consideration of yield, coupon, interest and principal payments, final maturity and call (prepayment) features. Duration measures the likely percentage change in a fixed-income security’s price for a small parallel shift in the general level of interest rates; it is also an estimate of the weighted average life of the remaining cash flows of a fixed-income security. In almost all cases, the duration of a fixed-income security is shorter than its term to maturity.

Credit risk represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations. It is most often associated with corporate bonds, although it can be present in other fixed-income securities as well (note that the market generally assumes that obligations of the U.S. Treasury are free from credit risk). Credit ratings and quantitative models attempt to measure the degree of credit risk in fixed-income securities, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk. Other things being equal, fixed-income securities with high degrees of credit risk should trade in the market at lower prices (and higher yields) than fixed-income securities with low degrees of credit risk.

Prepayment risk, also known as call risk, arises due to the issuer’s ability to prepay all or most of the fixed-income security prior to the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk is often associated with mortgage securities where the underlying mortgage loans can be refinanced, although it can also be present in corporate or other types of bonds with call provisions. When a prepayment occurs, a Fund may be forced to reinvest in lower yielding fixed-income securities. Quantitative models are designed to help assess the degree of prepayment risk, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk.

Spread risk is the potential for the value of a Fund’s assets to fall due to the widening of spreads. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or “spread”) between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

While assets in fixed-income markets have grown rapidly in recent years, the capacity for traditional dealer counterparties to engage in fixed-income trading has not kept pace and in some cases has decreased. For example, primary dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. This reduction in market-making capacity may be a persistent change, to the extent it is resulting from broader structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty.

Economic, political and other events also may affect the prices of broad fixed-income markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk or spread risk.

Agencies. Agencies refer to fixed-income securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the United States. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is backed by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury if needed to service their debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Banks, the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, are federally chartered institutions under U.S. Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority (“TVA”).

In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities (“MBS”) issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its MBS. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

Asset-Backed Securities. Certain Funds may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop MBS. These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. A Fund may invest in any type of asset-backed security. Asset-backed securities have risk characteristics similar to MBS. Like MBS, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of MBS, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Cash Equivalents. Cash equivalents are short-term fixed-income securities comprising:

■	Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods);

■	Obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Eurodollar and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in various foreign investing sections of this SAI;

■	Any security issued by a commercial bank if (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 principal amount per certificate and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (“FDIC”), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Fund may purchase;

■	Commercial paper rated at time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of their two highest categories (e.g., A-l or A-2 by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), Prime 1 or Prime 2 by Moody’s Investors Service, Inc. (“Moody’s”) or F1 or F2 by Fitch Ratings, Inc. (“Fitch”)) or, if not rated, determined to be of comparable quality by the Adviser;

■	Short-term corporate obligations rated high-grade at the time of purchase by an NRSRO (e.g., A or better by Moody’s, S&P or Fitch);

■	U.S. government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

■	Government agency securities issued or guaranteed by U.S. government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the TVA and others; and

■	Repurchase agreements collateralized by the securities listed above.

Commercial Paper. Commercial paper refers to short-term fixed-income securities with maturities ranging from 1 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody’s, Fitch or S&P.

Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated “A” or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is A-1, A-2 or A-3.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

With respect to Fitch, a short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. An F1 rating indicates the strongest intrinsic capacity for timely payment of financial commitments whereas an F2 rating indicates good intrinsic capacity for timely payment of financial commitments.

Corporates. Corporates are fixed-income securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due to the holder.

Floaters. Floaters are fixed-income securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third-party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

High Yield Securities. High yield securities are generally considered to include fixed-income securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody’s, or BB through D by S&P or Fitch) and unrated fixed-income securities considered by the Adviser to be of equivalent quality. High yield securities are not considered investment grade and are commonly referred to as “junk bonds” or high yield, high risk securities. Investment grade securities that a Fund holds may be downgraded to below investment grade by the rating agencies. If a Fund holds a security that is downgraded, the Fund may choose to retain the security.

While high yield securities offer higher yields, they also normally carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High yield securities may be issued as a consequence of corporate restructuring or similar events. High yield securities are often issued by smaller, less creditworthy issuers, or by highly leveraged (indebted) issuers, that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to investment grade securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of high yield securities are more volatile and may react with greater sensitivity to market changes.

High yield securities are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit a Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities. In addition, lower-rated securities frequently have call or redemption features that would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and any dividends to investors.

The secondary market for high yield securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. Because high yield securities are less liquid, judgment may play a greater role in valuing certain of a Fund’s securities than is the case with securities trading in a more liquid market. Also, future legislation may have a possible negative impact on the market for high yield, high risk securities.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

The high yield securities markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect a Fund’s NAV and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market.

Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Inverse floating rate investments tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity.

Investment Grade Securities. Investment grade securities are fixed-income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch or Aaa, Aa, A or Baa by Moody’s) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between sound obligations and those in which speculative elements predominate. A Fund is permitted to hold investment grade securities or “high grade” securities, and may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security. Ratings assigned to fixed-income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed-income security. Moreover, market risk also will affect the prices of even the highest rated fixed-income securities so that their prices may rise or fall even if the issuer’s capacity to repay its obligations remains unchanged.

Lease Obligations. Included within the revenue bonds category in which a Fund may invest are participations in lease obligations or installment purchase contracts (hereinafter collectively called “lease obligations”) of municipalities. State and local governments, agencies or authorities issue lease obligations to acquire equipment and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations do not have the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. The Adviser, pursuant to procedures adopted by the Directors, will make a determination as to the liquidity of each lease obligation purchased by the Funds. If a lease obligation is determined to be “liquid,” the security will not be included within the category “illiquid securities.”

Loan-Related Investments. Loan-related investments may include, without limitation, bank loans and loan participations and assignments. In addition to risks generally associated with debt investments, loan-related investments are subject to other risks. Loans in which a Fund may invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part on, analyses performed by others.

The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. In addition, a Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations, including redemption obligations. To the extent a readily available market ceases to exist for a particular investment, such investment would be treated as illiquid for purposes of a Fund’s limitations on illiquid investments.

Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in the Fund’s NAV. There can be no assurance that the liquidation of any collateral securing a loan would satisfy a borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. The collateral securing a loan may lose all or substantially all of its value in the event of the bankruptcy of a borrower. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of loans including, in certain circumstances, invalidating such loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect a Fund’s performance.

Loan Participations and Assignments. Loan participations are interests in loans or other direct debt instruments relating to amounts owed by a corporate, governmental or other borrower to another party. These loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties (“Lenders”) and may be fixed-rate or floating rate. These loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Fund’s investments in loans may be in the form of a participation in loans (“Participations”) and assignments of all or a portion of loans (“Assignments”) from third parties. In the case of a Participation, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender’s insolvency, the Lender’s servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Fund will acquire Participations only if the Lender interpositioned between a Fund and the borrower is determined by the Adviser to be creditworthy.

When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for Participations and Assignments, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet a Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Participations and Assignments also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund’s securities and calculating its NAV.

Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Fund in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Participations and Assignments may also include standby financing commitments that obligate the investing Fund to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Participations and Assignments present additional risk of default or loss.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Investments in bank loans entail those risks described above, such as liquidity risk and risk of default.

Money Market Instruments. Money market instruments are high quality short-term fixed-income securities. Money market instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and repurchase agreements relating to these obligations. Certain money market instruments may be denominated in a foreign currency.

Mortgage-Related Securities. Mortgage-related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities include collateralized mortgage obligations and MBS issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

Mortgage-Backed Securities. With MBS, many mortgagees’ obligations to make monthly payments to their lending institution are pooled together and the risk of the mortgagees’ payment obligations is passed through to investors. The pools are assembled by various governmental, government-related and private organizations. A Fund may invest in securities issued or guaranteed by Ginnie

Mae, Freddie Mac or Fannie Mae, private issuers and other government agencies. MBS issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Fund will purchase only MBS that, at the time of purchase, are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.

MBS are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. Government as Ginnie Mae certificates are. Freddie Mac securities are supported by Freddie Mac’s right to borrow from the U.S. Treasury. Each of Ginnie Mae, Fannie Mae and Freddie Mac guarantees timely distributions of interest to certificate holders. Each of Ginnie Mae and Fannie Mae also guarantees timely distributions of scheduled principal. Although Freddie Mac has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, Freddie Mac now issues MBS (Freddie Mac Gold PCS) that also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds and, as to interest payments, ultimately by the U.S. Treasury.

There are two methods of trading MBS. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a to-be-announced (“TBA”) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBS are traded on a TBA basis. Investments in TBAs may give rise to a form of leverage and may cause a Fund’s portfolio turnover rate to appear higher. Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged.

On June 3, 2019, under the Federal Housing Finance Agency’s “Single Security Initiative” intended to maximize liquidity for both Fannie Mae and Freddie Mac MBS in the TBA market, Fannie Mae and Freddie Mac expect to start issuing uniform mortgage-backed securities (“UMBS”) in place of their current separate offerings of TBA-eligible MBS. Forward trading of UMBS could begin as early as 120 days prior to June 3, 2019. The effects of the issuance of UMBS on the market for MBS are uncertain. A Fund’s ability to invest in UMBS to the same degree that the Fund currently invests in Fannie Mae and Freddie Mac MBS is also uncertain. While Fannie Mae and Freddie Mac have taken steps to have a smooth transition to the issuance of UMBS, there may be factors which affect the timing of the transition or the ability of market participants, including a Fund, to adapt to the issuance of UMBS.

Like fixed-income securities in general, MBS will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBS held by a Fund may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBS to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBS, the Adviser looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Fund may invest, without limit, in MBS issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. A Fund will purchase securities issued by private issuers that are rated investment grade at the time of purchase by Moody’s, Fitch or S&P or are deemed by the Adviser to be of comparable investment quality.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the National Housing Act of 1934, as amended (the “Housing Act”), or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Department of Veteran Affairs under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the “FHLMC Act”). Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a “Freddie Mac Certificate group”) purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and MBS issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its MBS. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The Housing Act authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four-family housing units.

Collateralized Mortgage Obligations. Certain Funds may invest in collateralized mortgage obligations (“CMOs”), which are MBS that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass-through securities.

CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways, including “interest only” and “inverse interest only” tranches. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments. When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, if the collateral securing CMOs or any third-party guarantees are insufficient to make payments, a Fund could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage-backed securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.

Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit, or other credit enhancing features. Although payment of the principal of, and interest on, the underlying collateral securing privately issued

CMOs may be guaranteed by the U.S. Government or its agencies and instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies and instrumentalities or any other person or entity. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow. Yields on privately issued CMOs have been historically higher than the yields on CMOs backed by mortgages guaranteed by U.S. government agencies and instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. Government has not guaranteed them.

New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. For example, an inverse interest-only class CMO entitles holders to receive no payments of principal and to receive interest at a rate that will vary inversely with a specified index or a multiple thereof. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of MBS.

CMOs may include real estate mortgage investment conduits (“REMICs”). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property.

A Fund may invest in, among others, parallel pay CMOs and planned amortization class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one tranche. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each tranche which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are a form of parallel pay CMO, with the required principal payment on such securities having the highest priority after interest has been paid to all classes. PAC Bonds generally require payments of a specified amount of principal on each payment date.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (“SMBS”). An SMBS is a derivative multi-class mortgage-backed security. SMBS usually are structured with two classes that receive different proportions of the interest and principal distribution on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of mortgage-backed securities. To the extent a Fund invests in IOs and POs, it may increase the risk of fluctuations in the NAV of a Fund.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities (“CMBS”) are generally multi-class or pass-through securities issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties, including, but not limited to, industrial and warehouse properties, office buildings, retail space and shopping malls, hotels, healthcare facilities, multifamily properties and cooperative apartments. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of this property. An extension of the final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Credit Enhancement. Mortgage-related securities are often backed by a pool of assets representing the obligations of a number of parties. To lessen the effect of failure by obligors on underlying assets to make payments, these securities may have various types of credit support. Credit support falls into two primary categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third-parties (referred to herein as “third-party credit support”), through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-related securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could decline in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

Municipals. Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are “general obligation” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which a Fund may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. In addition, municipal bonds may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’

notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Funds will meet the quality criteria set out in the Prospectuses for the Funds.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s and S&P represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Funds.

Municipal bonds are sometimes purchased on a “when-issued” or “delayed-delivery” basis, which means a Fund has committed to purchase certain specified securities at an agreed-upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future.

The Funds may also purchase bonds the income on which is subject to the alternative minimum tax (“AMT bonds”). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal securities, interest received on Build America Bonds is subject to federal and state income tax. Issuance of Build America Bonds ceased on December 31, 2010. The number of Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed-upon date and price. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The term of these agreements usually ranges from overnight to one week, and never exceeds one year. Repurchase agreements with a term of over seven days are considered illiquid.

In these transactions, a Fund receives securities that have a market value at least equal to the purchase price (including accrued interest) of the repurchase agreement, and this value is maintained during the term of the agreement. These securities are held by the Custodian or an approved third-party for the benefit of the Fund until repurchased. Repurchase agreements permit a Fund to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the value of the repurchased securities declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Fund’s realization upon the collateral may be delayed.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Fund follows procedures approved by the Directors that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements involving obligations other than U.S. government securities may be subject to special risks. Repurchase agreements secured by obligations that are not eligible for direct investment under a Fund’s investment objectives and restrictions may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent.

Pursuant to an order issued by the SEC, the Funds may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis with other investment companies advised by the Adviser. By entering into repurchase agreements on a joint basis, the Funds expect to incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each Fund’s participation in the income from jointly purchased repurchase agreements will be based on its percentage share in the total repurchase agreement.

Temporary Defensive Investments. When the Adviser believes that changes in market, economic, political or other conditions make it advisable, a Fund may invest up to 100% of its assets in cash, cash equivalents and other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s investment strategies. These temporary investments may consist of obligations of the U.S. or foreign governments, their agencies and instrumentalities; money market instruments; and instruments issued by international development agencies.

U.S. Treasury Securities. The U.S. Treasury securities that certain Funds may purchase include U.S. Treasury bills, notes and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as a result, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Eurodollar and Yankee Dollar Obligations. Certain Funds may invest in Eurodollar and Yankee dollar obligations. Eurodollar and Yankee dollar obligations are fixed-income securities that include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Eurodollar obligations may include bonds issued and denominated in euros. Eurodollar obligations may be issued by government and corporate issuers in Europe. Yankee dollar obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. The Funds may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Zero Coupons. Zero coupons are fixed-income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Fund will not receive cash periodic coupon payments on these securities, the Fund may be deemed to have received interest income, or “phantom income” during the life of the obligation. A Fund may have to distribute such phantom income to avoid taxes at the Fund level, although it has not received any cash payment.

Zero coupons are sold at a discount from their face value. The difference between a zero coupon’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Fund intends to pass along such interest as a component of the Fund’s distributions of net investment income.

Zero coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

Foreign Securities. Investing in foreign securities involves certain special considerations which are not typically associated with investments in the securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently are higher than the costs of investing in the United States. Although the Adviser endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. For instance, if one or more countries leave the European Union (“EU”) or the EU dissolves, the world’s securities markets likely will be significantly disrupted.

Investments in securities of foreign issuers may be denominated in foreign currencies. Accordingly, the value of a Fund’s assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Fund may incur costs in connection with conversions between various currencies.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make a Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets back into the U.S., or otherwise adversely affect a Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When a Fund holds illiquid investments, its portfolio may be harder to value.

Certain foreign governments may levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Funds may be able to pass through to their shareholders a credit for U.S. tax purposes with respect to any such foreign taxes.

The Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Foreign securities may include, without limitation, foreign equity securities, which are equity securities of a non-U.S. issuer, foreign government fixed-income securities, which are fixed-income securities issued by a government other than the U.S. Government or government-related issuer in a country other than the United States, and foreign corporate fixed-income securities, which are fixed-income securities issued by a private issuer in a country other than the United States.

Referendum on the UK’s EU Membership. On June 23, 2016, the United Kingdom (“UK”) voted by referendum to withdraw from the EU, an event widely referred to as “Brexit,” and on March 29, 2017, the UK Government gave notice of its intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations (subject to any extension). Brexit has resulted in global economic, political and regulatory uncertainty, and the impact on the economic, political or regulatory environment of the UK and the EU could have global ramifications.

The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets either during a transitional period or more permanently including, but not limited to, current trade and finance agreements. The possibility of ultimate implementation of a withdrawal agreement remains uncertain. Even if the UK does not ratify a withdrawal agreement, it is anticipated that the UK will leave the EU absent a second referendum reversing the UK’s withdrawal. In the event that the UK withdraws without ratifying an agreement with the EU, the relationship between the UK and EU would be based on the World Trade Organization rules. It is not presently possible to determine the extent of the impact this arrangement would have on investments in the UK, and this continued uncertainty with respect to the withdrawal negotiations could negatively impact investments generally.

The Funds may make investments in the UK (before and after its potential departure from the EU), other EU members and in non-EU countries that are directly or indirectly affected by the exit of the UK from the EU. Adverse legal, regulatory or economic conditions affecting the economies of the countries in which the Funds conduct their business (including making investments) and any corresponding deterioration in global macro-economic conditions could have a material adverse effect on a Fund’s investment returns. Potential consequences to which the Funds may be exposed, directly or indirectly, as a result of the UK referendum vote include, but are not limited to, market dislocations, economic and financial instability in the UK and in other EU members, increased volatility and reduced liquidity in financial markets, reduced availability of capital, an adverse effect on investor and market sentiment, Sterling and Euro destabilization, reduced deal flow in a Fund’s target markets, increased counterparty risk and regulatory, legal and compliance uncertainties. Any of the foregoing or similar risks could have a material adverse effect on the operations, financial condition or investment returns of a Fund, the Adviser and/or the Sub-Advisers in general. The effects on the UK, European and global economies of the exit of the UK (and/or other EU members during the term of a Fund) from the EU, or the exit of other EU members from the European monetary area and/or the redenomination of financial instruments from the Euro to a different currency, are difficult to predict and to protect fully against. Many of the foregoing risks are outside of the control of a Fund, the Adviser and Sub-Advisers. These risks may affect a Fund, the Adviser, Sub-Advisers and other service providers given economic, political and regulatory uncertainty created by Brexit.

Brady Bonds. Brady Bonds are fixed-income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter (“OTC”) secondary market. A Fund will invest in Brady Bonds only if they are consistent with the Fund’s quality specifications. Dollar-denominated, collateralized Brady Bonds may be fixed-rate par bonds or floating rate discount bonds. Interest payments on Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Emerging Market Securities. Certain Funds may invest in emerging market securities. An emerging market security is a security issued by an emerging market foreign government or private issuer. An emerging market foreign government or private issuer has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in an emerging market or developing country or has at least 50% of its assets in an emerging market or developing country; or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market or developing country to be considered an emerging market security when held in one Fund, but not considered an emerging market security when held in another Fund if it has one or more of these characteristics in connection with a developed country.

Emerging market describes any country that is generally considered to be an emerging or developing country by major organizations in the international financial community or by a Fund’s benchmark index.

The economies of individual emerging market or developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation or deflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market or developing countries, and the extent of foreign investment in certain fixed-income securities and domestic companies may be subject to limitation in other emerging market or developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market or developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investment in emerging market or developing countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that a Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Fund’s investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

A Fund may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Foreign Fixed-Income Securities. Foreign fixed-income securities are fixed-income securities that may be denominated in foreign currency and traded primarily outside of the United States, which include: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions (“sovereign debt”); (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign mortgage securities and various other mortgages and asset-backed securities.

Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

A governmental entity’s willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government’s dependence on expected disbursements from third-parties, the government’s policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor’s implementation of economic reforms or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds to the government debtor, which may further impair such debtor’s ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings. (See “Brady Bonds” above.) Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Foreign Currency Transactions. The U.S. dollar value of the assets of the Funds, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the then-prevailing spot rate in the foreign currency exchange market. The Funds also may manage their foreign currency transactions by entering into foreign currency forward exchange contracts to purchase or sell foreign currencies or by using other instruments and techniques described under “Derivatives.”

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of a Fund. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

Investment Funds. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds that have been specifically authorized. A Fund may invest in these investment funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws. The Funds will invest in such investment funds only where appropriate given that the Fund’s shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Fund.

Exchange-Listed Equities via Stock Connect Program. The Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”) allow non-Chinese investors (such as a Fund) to purchase certain listed equities via brokers in Hong Kong. Although Stock Connect allows non-Chinese investors to trade Chinese equities without a license, purchases of securities through Stock Connect are subject to daily market-wide quota limitations, which may prevent a Fund from purchasing Stock Connect securities when it is otherwise advantageous to do so. An investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through Stock Connect and to enter into or exit trades where it is advantageous to do so on the same trading day. Because Stock Connect trades are routed through Hong Kong brokers and the Hong Kong Stock Exchange, Stock Connect is affected by trading holidays in either China or Hong Kong, and there are trading days in China when Stock Connect investors will not be able to trade. As a result, prices of securities purchased through Stock Connect may fluctuate at times when a Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through Stock Connect. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Stock Connect. Because Stock Connect is relatively new, its effects on the market for trading China A-shares are uncertain. In addition, the trading, settlement and IT systems required to operate Stock Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through Stock Connect could be disrupted.

Stock Connect is subject to regulation by both Hong Kong and China. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. Stock Connect transactions are not covered by investor protection programs of either the Hong Kong or Shanghai and Shenzhen Stock Exchanges, although any default by a Hong Kong broker should be subject to established Hong Kong law. In China, Stock Connect securities are held on behalf of ultimate investors (such as a Fund) by the Hong Kong Securities Clearing Company Limited (“HKSCC”) as nominee. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Stock Connect securities, the law surrounding such rights is in its early stages and the mechanisms that beneficial owners may use to enforce their rights are untested and therefore pose uncertain risks. Further, courts in China have limited experience in applying the concept of beneficial ownership and the law surrounding beneficial ownership will continue to evolve as they do so. There is accordingly a risk that as the law is tested and developed, a Fund’s ability to enforce its ownership rights may be negatively impacted. A Fund may not be able to participate in corporate actions affecting Stock Connect securities due to time constraints or for other operational reasons. Similarly, a Fund will not be able to vote in shareholders’ meetings except through HKSCC and will not be able to attend shareholders’ meetings. Stock Connect trades are settled in Renminbi (RMB), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.

Stock Connect trades are either subject to certain pre-trade requirements or must be placed in special segregated accounts that allow brokers to comply with these pre-trade requirements by confirming that the selling shareholder has sufficient Stock Connect securities to complete the sale. If a Fund does not utilize a special segregated account, the Fund will not be able to sell the shares on any trading day where it fails to comply with the pre-trade checks. In addition, these pre-trade requirements may, as a practical matter, limit the number of brokers that a Fund may use to execute trades. While a Fund may use special segregated accounts in lieu of the pre-trade check, some market participants have yet to fully implement IT systems necessary to complete trades involving securities in such accounts in a timely manner. Market practice with respect to special segregated accounts is continuing to evolve. Investments via Stock Connect are subject to regulation by Chinese authorities. Chinese law may require aggregation of a Fund’s holdings of Stock Connect securities with securities of other clients of the Adviser for purposes of disclosing positions held in the market, acquiescing to trading halts that may be imposed until regulatory filings are completed or complying with China’s short-term trading rules.

OTHER SECURITIES AND INVESTMENT STRATEGIES

Borrowing for Investment Purposes. Borrowing for investment purposes creates leverage which is a speculative characteristic. Funds authorized to borrow will do so only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Fund will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Fund’s NAV and net yield. Each Fund that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Fund will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

Loans of Portfolio Securities. Each Fund may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund employs an agent to implement the securities lending program and the agent receives a fee from the Funds for its services. A Fund will not lend more than 33⅓% of the value of its total assets.

Each Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value not less than 100% of the value of the securities loaned; (ii) the borrower adds to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks-to-market” on a daily basis); (iii) the loan be made subject to termination by the Fund at any time; and (iv) the Fund receives a reasonable return on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but a Fund will retain the right to call any security in anticipation of a vote that the Adviser deems material to the security on loan.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by a Fund. There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the judgment of the Adviser, the income that can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Company’s Board of Directors. Each Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

Non-Publicly Traded Securities, Private Placements and Restricted Securities. The Funds may invest in securities that are neither listed on a stock exchange nor traded OTC, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability of the Funds to arrive at a fair value for certain securities at certain times and could make it difficult for the Funds to sell certain securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a Fund may be required to bear the expenses of registration.

As a general matter, a Fund may not acquire any illiquid investment, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration, including commercial paper issued in reliance on the so-called “private placement” exemption afforded by Section 4(a)(2) of the 1933 Act, if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. However, certain restricted securities can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act (“Rule 144A Securities”), and may be deemed to be liquid under guidelines adopted by the Company’s Board of Directors. The Funds may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

An illiquid investment is any investment that a Fund reasonably expects cannot be sold in seven calendar days or less without significantly changing the market value of the investment. The liquidity of a security will be determined based on relevant market, trading and investment specific considerations as set out in the Company’s liquidity risk management program (the “Liquidity Program”) as required by Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). In October 2016, the SEC adopted the Liquidity Rule requiring open-end funds to establish a liquidity risk management program and enhance disclosures regarding fund liquidity. Effective December 1, 2018, as required by the Liquidity Rule, the Company has implemented the initial portions of the Liquidity Program by which a Fund’s liquidity risk is assessed, managed and periodically reviewed. The entire Liquidity Program will take effect on June 1, 2019.

The Funds may purchase equity securities, in a private placement, that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPEs”). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Funds cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Reverse Repurchase Agreements. Under a reverse repurchase agreement, a Fund sells a security and promises to repurchase that security at an agreed-upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. A Fund will earmark or segregate cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse repurchase agreements may be viewed as a speculative form of borrowing called leveraging. A Fund may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the reverse repurchase agreement.

The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33⅓% of a Fund’s total assets, except as permitted by law.

Short Sales. A short sale is a transaction in which a Fund sells securities that it owns or has the right to acquire at no added cost (i.e., “against the box”) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, a Fund arranges through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, a Fund intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When a Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, a Fund will earmark or segregate cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the current market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. This amount will be adjusted daily to reflect changes in the value of the securities sold short. A Fund also can cover its obligations by owning another security (such as a call option) giving it the right to obtain the same kind and amount of the security it sold short. Short sales by a Fund involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of the borrowed security will decline, a Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Temporary Borrowing. Each Fund is permitted to borrow from banks for extraordinary or emergency purposes. For example, the Funds may borrow for temporary defensive purposes or to meet shareholder redemptions when the Adviser believes that it would not be in the best interests of a Fund to liquidate portfolio holdings. Except in the case of the Emerging Markets Debt Portfolio, a Fund will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Company has approved procedures whereby the Funds together with other investment companies advised by the Adviser or its affiliates may enter into a joint line of credit arrangement with a bank. Each Fund would be liable only for its own temporary borrowings under the joint line of credit arrangements.

When-Issued and Delayed Delivery Securities. When-issued and delayed delivery securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its NAV. When a Fund agrees to purchase when-issued or delayed delivery securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund’s commitment to purchase these securities.

Derivatives. Certain Funds may, but are not required to, use various derivatives and related investment strategies as described below. Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by a Fund is a function of numerous variables, including market conditions. A Fund complies with applicable regulatory requirements when using derivatives, including the earmarking or segregating of cash or liquid assets when mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further a Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

General Risks of Derivatives. Derivatives utilized by a Fund may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indices, interest rates, currencies and other assets. Certain derivative instruments that a Fund may use and the risks of those instruments are described in further detail below. A Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Fund’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by a Fund will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

■	Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Fund’s interests. A Fund bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for a Fund.

■	Derivatives may be subject to pricing risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

■	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Fund.

■	Using derivatives as a hedge against a portfolio investment subjects a Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in a Fund incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

■	While using derivatives for hedging purposes can reduce a Fund’s risk of loss, it may also limit a Fund’s opportunity for gains or result in losses by offsetting or limiting a Fund’s ability to participate in favorable price movements in portfolio investments.

■	Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, a Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly as well as the additional risks associated with derivatives transactions.

■	The use of certain derivatives transactions, including OTC derivatives, involves the risk of loss resulting from the insolvency or bankruptcy of the counterparty to the contract or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

■	Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

■	While some derivatives are cleared through a regulated, central clearinghouse, many derivatives transactions are not entered into or traded on exchanges or in markets regulated by the U.S. Commodity Futures Trading Commission (“CFTC”) or the SEC. Instead, in some cases, certain types of bilateral OTC derivatives are entered into directly by a Fund and a counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Adviser in accordance with guidelines established by the Board. Where no such counterparty is available, a Fund will be unable to enter into a desired OTC transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to participants in the cleared derivatives markets are not available to participants in bilateral OTC derivatives transactions. Bilateral OTC derivatives transactions are not subject to the guarantee of a clearinghouse and, as a result, a Fund would bear greater risk of default by the counterparties to such transactions.

■	A Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

■	As a result of the structure of certain derivatives, adverse changes in, among other things, interest rates, volatility or the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

■	Certain derivatives may be considered illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

■	Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

■	Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages and manipulation. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Fund to respond to such events in a timely manner.

Regulatory Matters. As described herein, a Fund may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets equal in value to a Fund’s potential economic exposure under the transaction. A Fund will cover such transactions as described herein or in such other manner in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Earmarked or segregated cash or liquid assets and assets held in margin accounts are not otherwise available to a Fund for investment purposes. If a large portion of a Fund’s assets are used to cover derivatives transactions or are otherwise earmarked or segregated, it could affect portfolio management or a Fund’s ability to meet redemption requests or other current obligations. With respect to derivatives which are cash-settled (i.e., have no physical delivery requirement), a Fund is permitted to earmark or segregate cash or liquid assets in an amount equal to a Fund’s daily marked-to-market net obligations (i.e., a Fund’s daily net liability) under the derivative, if any, rather than the derivative’s full notional amount or the market value of the instrument underlying the derivative, as applicable. By earmarking or segregating cash or assets equal to only its net obligations under cash-settled derivatives, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to earmark or segregate cash or assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.

Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair a Fund’s ability to manage or hedge its investment portfolio through the use of derivatives. In particular, proposed regulatory changes by the SEC relating to a mutual fund’s use of derivatives could potentially limit or impact a Fund’s ability to invest in derivatives and adversely affect the value or performance of the Fund or its derivative investments. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the rules promulgated thereunder may limit the ability of a Fund to enter into one or more exchange-traded or OTC derivatives transactions.

A Fund’s use of derivatives may also be limited by the requirements of the Code for qualification as a regulated investment company (“RIC”) for U.S. federal income tax purposes.

The Adviser is subject to registration and regulation as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), with respect to its service as investment adviser to the Global Strategist Portfolio. As a result, the Company, on behalf of the Global Strategist Portfolio, will be required to operate in compliance with applicable CFTC requirements, including registration, disclosure, reporting and other operational requirements under the CEA and related CFTC regulations. Compliance with these additional requirements may increase Company expenses. The Adviser and the Global Strategist Portfolio are exempt from certain CFTC recordkeeping, reporting and disclosure requirements under CFTC Rule 4.7 with respect to the Subsidiary (as defined below).

The Company, on behalf of each Fund except for the Global Strategist Portfolio, has filed a notice of eligibility with the National Futures Association (“NFA”) claiming an exclusion from the definition of the term CPO pursuant to CFTC Regulation 4.5, as promulgated under the CEA, with respect to each Fund’s operations. Therefore, neither the Funds nor the Adviser (with respect to the Funds), except for the Global Strategist Portfolio, is subject to registration or regulation as a commodity pool or CPO under the CEA. If a Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

With respect to investments in swap transactions, commodity futures, commodity options or certain other commodity interests used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order for its investment adviser to claim an exemption from being considered a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets.

Contracts for Difference. Certain Funds may purchase contracts for difference (“CFDs”). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are typically both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if a Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced. A Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Options. An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the buyer or seller, as applicable, of the option (the “option writer”) the underlying security at a specified fixed price (the “exercise price”) on or prior to a specified date for American options or only at expiration for European options (the “expiration date”). The buyer of the option pays to the option writer the option premium, which is the purchase price of the option.

Exchange-traded options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to counterparties through direct bilateral agreements between a Fund and their counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, may be settled in cash in an amount based on the difference between the value of the underlying instrument and the strike price, which is then multiplied by a specified multiplier.

Writing Options. Certain Funds may write call and put options. As the writer of a call option, a Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised a Fund is not required to deliver the underlying security and retains the premium received.

Certain Funds may only write call options that are “covered.” A call option on a security is covered if (a) a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by a Fund in earmarked or segregated cash or liquid assets) upon conversion or exchange of other securities held by a Fund; or (b) a Fund has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by a Fund in earmarked or segregated cash or liquid assets.

Selling call options involves the risk that a Fund may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

Certain Funds may write put options. As the writer of a put option, a Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, a Fund is not required to receive the underlying security in exchange for the exercise price and retains the option premium.

A Fund may only write put options that are “covered.” A put option on a security is covered if (a) a Fund earmarks or segregates cash or liquid assets equal to the exercise price; or (b) a Fund has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by a Fund in earmarked or segregated cash or liquid assets.

Selling put options involves the risk that a Fund may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While a Fund’s potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, a Fund’s risk of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

A Fund may close out an options position that it has written through a closing purchase transaction. A Fund could execute a closing purchase transaction with respect to a written call option by purchasing a call option on the same underlying security that has the same exercise price and expiration date as the call option written by a Fund. A Fund could execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by a Fund. A closing purchase transaction may or may not result in a profit to a Fund. A Fund can close out its position as an option writer only if a liquid market exists for options on the same underlying security that have the same exercise price and expiration date as the option written by a Fund. There is no assurance that such a market will exist with respect to any particular option.

The writer of an American option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require a Fund to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, which may limit the amount of appreciation a Fund can realize on an investment, or may cause a Fund to hold a security that it might otherwise sell.

Purchasing Options. Certain Funds may purchase call and put options. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to a Fund, minus the premium paid. As the buyer of a put option, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to a Fund, minus the premium paid. A Fund may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, a Fund may sell put or call options that it has purchased at any time prior to such option’s expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security’s dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to a Fund. A Fund’s ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If a Fund does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices, than exchange-traded options. However, unlike exchange-traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, a Fund may be unable to enter into closing sale transactions with respect to OTC options.

Index Options. Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the difference between the value of the underlying index and the strike price. The underlying index may be a broad-based index or a narrower market index. Unlike many options on securities, all settlements are in cash. The settlement amount, which the writer of an index option must pay to the holder of the option upon exercise, is generally equal to the difference between the strike price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to a Fund on index options transactions will depend, in part, on price movements of the underlying index generally or in a particular segment of the index rather than price movements of individual components of the index. As with other options, a Fund may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets. A Fund may cover call options written on an index by owning securities or other assets whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars or other base currencies. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other base currency. The price of the option may vary with changes, among other things, in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. As with other options, a Fund may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid market exists for such options.

Foreign currency options written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets.

Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, a Fund would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by a Fund will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets. A Fund may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out a Fund’s futures position.

Additional Risks of Options Transactions. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

■	The exercise of options written or purchased by a Fund could cause a Fund to sell portfolio securities, thus increasing a Fund’s portfolio turnover.

■	A Fund pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

■	A Fund’s options transactions may be subject to limitations on options positions established by the SEC, the CFTC or the exchanges on which such options are traded.

■	The hours of trading for exchange-listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

■	Index options based upon a narrow index of securities or other assets may present greater risks than options based on broad market indices, as narrower indices are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a smaller number of securities or other assets.

■	A Fund is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by a Fund in connection with options transactions.

Futures Contracts. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time (the “settlement date”). Futures contracts may be based on, among other things, a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to broad-based securities indices). In the case of cash-settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit “initial margin” with a futures commission merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The process is known as “marking-to-market.” Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Fund.

In addition, a Fund may be required to earmark or segregate cash or liquid assets or maintain earmarked or segregated cash or liquid assets in order to cover futures transactions. A Fund will earmark or segregate cash or liquid assets in an amount equal to the difference between the market value of a futures contract entered into by a Fund and the aggregate value of the initial and variation margin payments made by a Fund with respect to such contract or as otherwise permitted by SEC rules or SEC staff positions. See “Regulatory Matters.”

Additional Risks of Futures Transactions. The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

■	The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Fund.

■	Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Fund would be required to make daily cash payments to maintain its required margin. A Fund may be required to sell portfolio securities, or make or take delivery of the underlying securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. A Fund could lose margin payments deposited with a futures commission merchant if the futures commission merchant breaches its agreement with a Fund, becomes insolvent or declares bankruptcy.

■	Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit a Fund’s potential losses.

■	Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indices, as narrower indices are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

Forwards. A foreign currency forward exchange contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the foreign currency forward exchange contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. A Fund may also invest in non-deliverable foreign currency forward exchange contracts (“NDFs”). NDFs are similar to other foreign currency forward exchange contracts, but do not require or permit physical delivery of currency upon settlement. Instead, settlement is made in cash based on the difference between the contracted exchange rate and the spot foreign exchange rate at settlement. Currency futures are similar to foreign currency forward exchange contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to a Fund and poorer overall performance for a Fund than if it had not entered into foreign currency forward exchange contracts. The typical use of a foreign currency forward exchange contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency, which a Fund is holding in its portfolio. By entering into a foreign currency forward exchange contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. The Adviser also may from time to time utilize foreign currency forward exchange contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, a Fund may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Fund will not enter into foreign currency forward exchange contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of a Fund’s portfolio securities.

When required by law, a Fund will earmark or segregate cash or U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of a Fund’s total assets committed to the consummation of foreign currency forward exchange contracts entered into under the circumstances set forth above. If the value of the securities so earmarked or segregated declines, additional cash or securities will be earmarked or segregated on a daily basis so that the value of such securities will equal the amount of a Fund’s commitments with respect to such contracts.

A Fund may be limited in its ability to enter into hedging transactions involving foreign currency forward exchange contracts by the Code requirements relating to qualification as a RIC.

Foreign currency forward exchange contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase a Fund’s volatility and may involve a significant amount of risk relative to the investment of cash.

Swaps. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Many swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

Swap agreements allow for a wide variety of transactions. For example, fixed-rate payments may be exchanged for floating rate payments, U.S. dollar-denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with a Fund’s investment objective and policies, a Fund is not limited to any particular form or variety of swap contract. A Fund may utilize swaps to increase or decrease its exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. Certain Funds may also enter into related derivative instruments including caps, floors and collars.

A Fund may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by a Fund to the swap counterparty will be covered by earmarking or segregating cash or liquid assets. If a Fund enters into a swap agreement on other than a net basis, a Fund will earmark or segregate cash or liquid assets with a value equal to the full notional amount of a Fund’s accrued obligations under the agreement.

The Dodd-Frank Act and related regulatory developments require the eventual clearing and exchange-trading of many standardized OTC derivative instruments that the CFTC and SEC recently defined as “swaps” and “security based swaps,” respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange-trading. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. A Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss that is greater than such margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s or central counterparty’s customers or clearing members. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which a Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

A Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before a Fund can enter into a new trade, market conditions may become less favorable to the Fund.

The Adviser will continue to monitor developments regarding trading and execution of cleared swaps on exchanges, particularly to the extent regulatory changes affect a Fund’s ability to enter into swap agreements and the costs and risks associated with such investments.

Interest Rate Swaps, Caps, Floors and Collars. Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed-rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate and total rate of return swaps is typically limited to the net amount of interest payments that a Fund is contractually obligated to make.

Certain Funds may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified interest rate index exceeds a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified interest rate falls below a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Caps, floors and collars may be less liquid than other types of derivatives. If a Fund sells caps, floors and collars, it will earmark or segregate cash or liquid assets with a value equal to the full amount, accrued daily, of a Fund’s net obligations with respect to the caps, floors or collars.

Index Swaps. An index swap consists of an agreement between two parties in which a party typically exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Inflation Swaps. Inflation swap agreements are contracts in which one party typically agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Currency Swaps. A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps. A credit default swap consists of an agreement between two parties in which the “buyer” typically agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par (or other agreed-upon) value of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of that referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in a credit default swap. Where a Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, a Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. A Fund will generally earmark or segregate cash or liquid assets to cover any potential obligation under a credit default swap sold by a Fund. The use of credit default swaps could result in losses to a Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for a premium. A receiver swaption gives the owner the right to receive the return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

General Risks of Swaps. The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

■	OTC swap agreements are not traded on exchanges and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell.

■	In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

■	The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain CFTC and SEC rules promulgated thereunder. It is possible that further developments in the swaps market, including new and additional governmental regulation, could result in higher Fund costs and expenses and could adversely affect a Fund’s ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Structured Investments. Certain Funds may invest in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market, for which the amount of principal repayment and/or interest payments is based on the change in value of such underlying security, currency, commodity or market, including, among others, currency exchange rates, interest rates, referenced bonds and stock indices or other financial references. Structured investments may come in various forms, including notes, warrants and options to purchase securities, and may be listed and traded on an exchange or otherwise traded in the OTC market.

The Funds will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to such security, currency, commodity or market is limited or inefficient from a tax, cost or regulatory standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the holders are relying on the creditworthiness of such issuer or counterparty and have no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these investments.

A structured investment may be linked either positively or negatively to an underlying security, currency, commodity, index or market and a change in interest rates, principal amount, volatility, currency values or other factors, depending on the structured investment’s design, may result in a gain or loss that is a multiple of the movement of such interest rates, principal amount, volatility, currency values or other factors. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured investment.

Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. This type of securitization or restructuring usually involves the deposit or purchase of an underlying security by a U.S. or foreign entity, such as a corporation or trust of specified instruments, and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. Structured investments that are subordinated, for example, in payment priority often offer higher returns, but may result in increased risks compared to other investments.

Combined Transactions. Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. A Fund may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser, it is in the best interest of the Fund to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Commodity-Linked Investments. The Global Strategist Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, such as structured notes, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The Global Strategist Portfolio may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in the Fund’s wholly-owned subsidiary (the “Subsidiary”). Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or certain other tangible items, as compared to stocks or bonds, which are intangible financial instruments. In choosing investments, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by the Global Strategist Portfolio and/or the Subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt or equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Global Strategist Portfolio’s investments may underperform an investment in traditional securities. Over the long term, the returns on the Global Strategist Portfolio’ investments are expected to exhibit low or negative correlation with stocks and bonds.

Special Risks Related to Cyber Security. The Company and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Company and its service providers use to service the Company’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Company and its service providers. Cyber attacks against or security breakdowns of the Company or its service providers may adversely impact the Company and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and a Fund to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Company may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which a Fund invests, which may cause a Fund’s investment in such issuers to lose value. There can be no assurance that the Company or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect a Fund or the issuer, or market value, of an instrument held by the Fund.

LIBOR Risk. A Fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Special Risks Related to the Cayman Islands Subsidiary. The Global Strategist Portfolio may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands. The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service (“IRS”) revenue rulings, as discussed below under “Taxes.” The Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. To the extent that the Fund invests in the Subsidiary, the Fund may be subject to the risks associated with such commodities instruments and other securities.

While the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could eliminate or severely limit the Fund’s ability to invest in the Subsidiary which may adversely affect the Fund and its shareholders.

TAXES

The following is only a summary of certain additional federal income and excise tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds’ prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income and excise tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund within the Company is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Company as a whole.

Federal Income Tax Treatment of Shareholders

Shares of the Funds will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of Funds of the Company are not currently taxable when distributed to and left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be “adequately diversified” in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to continue to comply with such requirements.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Company and federal income taxation of owners of the company’s variable annuity contracts or variable life insurance policies, refer to the life insurance company’s variable annuity contract or variable life insurance policy prospectus.

Qualification as a Regulated Investment Company

The Company intends that each of its Funds elect and qualify to be treated for each taxable year as a RIC under Subchapter M of the Code. Qualification as a RIC requires, among other things, that (a) at least 90% of the Fund’s gross income be derived from interest, dividends, payments with respect to securities loans, gains from the sale or other disposition of securities or options thereon or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities, securities of other RICs and other securities limited, in respect of any one issuer to an amount not greater than 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) in two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualified income for purposes of the 90% gross income requirement described above. Net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code, will be treated as qualified income for purposes of the 90% gross income requirement. For the purposes of the diversification requirements in clause (ii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership. In addition, no more than 25% of the value of a RIC’s total assets may be invested in the securities of one or more qualified traded partnerships.

For purposes of the 90% of gross income requirement described above, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a Fund’s business of investing in stock or securities. While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of a Fund’s foreign currency gains as non-qualifying income. For purposes of the diversification requirement described above, a Fund will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, a Fund is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

The Global Strategist Portfolio may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of the 90% gross income test described above. The Global Strategist Portfolio has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes and Rulings. The tax treatment of the Global Strategist Portfolio’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Global Strategist Portfolio’s taxable income or any gains and distributions made by the Global Strategist Portfolio. However, no assurances can be provided that the IRS would not be able to successfully assert that the Global Strategist Portfolio’s income from such investments was not “qualifying income,” in which case the Global Strategist Portfolio would fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Global Strategist Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Global Strategist Portfolio shareholders. Additionally, the failure of the Global Strategist Portfolio to qualify as a RIC could result in significant adverse tax consequences for the holders of the contracts and annuities which invest in the Global Strategist Portfolio through a separate account.

In addition to the requirements described above, in order to qualify as a RIC, each Fund must distribute an amount at least equal to the sum of 90% of the Fund’s investment company taxable income (that generally includes dividends, taxable interest, currency gains, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and 90% of its net tax-exempt interest income, if any, to shareholders (the “Distribution Requirement”). If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders. Although each Fund intends to distribute all or substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

Certain Funds may make certain investments indirectly through one or more entities treated as corporations for U.S. federal income tax purposes. Such entities will generally be required to pay U.S. corporate income tax, and possibly other taxes, on their earnings, which ultimately will reduce the Fund’s return on income derived from such investments.

Some of the Funds may make investments that cause the Funds to recognize income or gain prior to receiving cash with respect to such investments. For example, in the event that the Funds invest in securities (such as STRIPS) that bear “original issue discount” or “acquisition discount” (collectively, “OID Securities”) they will be deemed to have received interest income even though no cash payments have been received. Accordingly, such investments may not produce sufficient current cash receipts to match the amount of net investment income a Fund must distribute to satisfy the Distribution Requirement. In some cases, a Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders.

Positions held by a Fund in certain regulated futures contracts and foreign currency contracts (“Section 1256 Contracts”) will generally be marked-to-market (i.e., treated as though sold for fair market value) on the last business day of the Fund’s taxable year and all gain or loss associated with such transactions (except certain currency gains covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of the Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gain into short-term capital gain or short-term capital losses into long-term capital losses within a Fund. The acceleration of income on Section 1256 Contracts may require a Fund to accrue taxable income without a corresponding receipt of cash. In order to generate enough cash to satisfy the Distribution Requirement, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character or timing of income earned and, in turn, affect the application of the Distribution Requirement to a particular Fund.

Short sales engaged in by a Fund may reduce the holding period of property held by a Fund which is substantially identical to the property sold short. This rule may have the effect of converting capital gains recognized by a Fund from long-term to short-term as well as converting capital losses recognized by a Fund from short-term to long-term.

Federal Excise Tax

No Fund will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies and certain trusts under qualified pension and retirement plans.

Certain Tax Information Reporting Considerations

Because of the nature of the rules governing how REITs report their income and the timing of REITs issuing year-end tax information, to the extent a Fund invests in REITs, the Fund may need to estimate the character of distributions paid to its shareholders from REIT distributions. In addition, after the calendar year-end, REITs may recharacterize the nature of the distributions paid during that year, with the result that distributions previously identified as ordinary income are recharacterized as return of capital and/or capital gain. As a result, the composition of a Fund’s distributions as reported initially may differ from the final composition determined after calendar year-end and reported to the Fund’s shareholders on their year-end tax information statements.

Foreign Income Taxes

To the extent a Fund invests in foreign securities, the Fund may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to the Fund’s shareholders. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of the Fund’s assets to be invested within various countries is not known.

State and Local Tax Considerations

Rules of U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in the Fund.

PURCHASE OF SHARES

The purchase price of each Fund of the Company is the NAV next determined after the order is received by the Company or its designee. NAV for Class I and Class II shares will differ due to class specific expenses paid by each class, if any, and the 12b-1 fee charged to Class II shares. For each Fund of the Company, an order received prior to the close of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) will be executed at the price computed on the date of receipt; and an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Company’s transfer agent receives payment by check or in Federal Funds. Shares of each Fund may be purchased on any day the NYSE is open except as noted below. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, a Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. A Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Shares may, in the Company’s discretion, be purchased with investment securities (in lieu of or in conjunction with cash) acceptable to the Company. The securities would be acceptable by the Company at their market value in return for Fund Shares of equal value.

The Company may accept orders from participating insurance companies after the close of the NYSE. In these cases, all orders received by a participating insurance company on a business day are aggregated and the insurance company places a net purchase or redemption order for shares of one or more Funds later that day or the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the day on which the insurance company received the order.

Each Fund reserves the right in its sole discretion to suspend the offering of its shares and to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund.

REDEMPTION OF SHARES

The Company normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. Each Company may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Company to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

If the Adviser determines that it is in the best interest of the Company or a Fund not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Company may distribute to you securities held by the Fund from which you are redeeming. If requested, the Fund will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

INVESTMENT LIMITATIONS

Fundamental Limitations

Each current Fund has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Each Fund of the Company may not:

1. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act;

2. purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3. make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements, or (d) as may otherwise be permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Company from the provision of the 1940 Act;

4. except with respect to the Emerging Markets Debt, Global Franchise, Global Infrastructure and U.S. Real Estate Portfolios, invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act;

5. borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Company from the provisions of the 1940 Act;

6. issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act;

7. underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

8. except with respect to the Global Infrastructure Portfolio, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments issued by U.S. banks; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities; and provided further that the Global Real Estate Portfolio may invest more than 25% of its total assets in the real estate industry; and the U.S. Real Estate Portfolio may invest more than 25% of its total assets in the U.S. real estate industry; and

9. with respect to the Global Infrastructure Portfolio only, acquire any securities of companies within one industry if, as a result of such acquisition, 25% or more of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or instruments issued by U.S. banks; and provided further, that the Fund will invest 25% or more of its total assets in the infrastructure industry.

Non-Fundamental Limitations

In addition, each current Fund of the Company has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each current Fund of the Company will not:

1. sell short (other than “against the box”) unless the Fund’s obligation is covered by unencumbered liquid assets in a segregated account and by collateral held by the lending broker; provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. invest its assets in securities of any investment company except as may be permitted by the 1940 Act;

3. invest more than an aggregate of 15% of the net assets of the Fund, determined at the time of investment, in illiquid securities;

4. make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the prospectus) that are publicly distributed and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

5. purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures and options on futures; and

6. except in the case of the Emerging Markets Debt Portfolio, borrow money, other than temporarily or for extraordinary or emergency purposes or purchase additional securities when borrowings exceed 5% of total (gross) assets.

Whether diversified or non-diversified, each Fund will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Fund’s total assets is represented by cash (including cash items and receivables), U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

The percentage limitations contained in these fundamental and non-fundamental limitations apply at the time of purchase of securities. A later change in percentage resulting from changes in a Fund’s assets or in total or net assets of the Fund will not be considered a violation of the restriction and the sale of securities will not be required. The foregoing does not apply to borrowings. Future Funds of the Company may adopt different limitations.

The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The Company and its Funds will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the Funds.

In addition, Section 817(h) of the Code requires that the assets of each Fund be adequately diversified so that insurance companies, and not variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. To meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

The investment policies, limitations or practices of the Funds may not apply during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, political or other conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions or increased governmental intervention in the markets or industries. During such periods, a Fund may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time. See “Investment Policies and Strategies — Fixed-Income Securities — Temporary Investments.”

MANAGEMENT OF THE COMPANY

General. The Directors oversee the Company’s affairs under the laws governing corporations in the State of Maryland. The Directors have approved contracts under which certain companies provide essential management, administrative and shareholder services to the Company.

Directors and Officers. The Board of the Company consists of 10 Directors. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP. None of the Directors have an affiliation or business connection with the Adviser or any of its affiliated persons or own any stock or other securities issued by the Adviser’s parent company, Morgan Stanley. These are the “non-interested” or “Independent” Directors as defined under the 1940 Act.

Board Structure and Oversight Function. The Board’s leadership structure features an Independent Director serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Company between meetings.

The Board of Directors operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Directors, the Company and Company shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Company’s activities and associated risks. The Board of Directors has established five standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee. The Audit Committee, the Governance Committee and the Closed-End Fund Committee are comprised exclusively of Independent Directors. Each committee charter governs the scope of the committee’s responsibilities with respect to the oversight of the Company. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption “Independent Directors and the Committees.”

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Directors oversees these risks as part of its broader oversight of the Company’s affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to the Company.

In addition, appropriate personnel, including but not limited to the Company’s Chief Compliance Officer, members of the Company’s administration and accounting teams, representatives from the Funds’ independent registered public accounting firm, the Company’s Treasurer, portfolio management personnel, risk management personnel and independent valuation and brokerage evaluation service provider, make regular reports regarding the Company’s activities and related risks to the Board of Directors and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly risk reports and discussions with members of the risk teams relating to each asset class. The Board’s committee structure allows separate committees to focus on different aspects of risk and the potential impact of these risks on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Company officers also communicate with the Directors regarding material exceptions and items relevant to the Board’s risk oversight function. The Board recognizes that it is not possible to identify all of the risks that may affect the Company, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect the Company. Moreover, the Board recognizes that it may be necessary for the Funds to bear certain risks (such as investment risk) to achieve their respective investment objectives.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Company and engages in discussions with appropriate parties relating to the Company’s operations and related risks.

Directors. The Company seeks as Directors individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Director was and continues to be qualified to serve as Director, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Director, including those enumerated in the table below, the Board has determined that each of the Directors is qualified to serve as a Director of the Company. In addition, the Board believes that, collectively, the Directors have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Company and protecting the interests of shareholders. Information about the Company’s Governance Committee and Board of Directors nomination process is provided below under the caption “Independent Directors and the Committees.”

The Directors of the Company, their ages, addresses, positions held, length of time served, their principal business occupations during the past five years and other relevant professional experience, the number of portfolios in the Fund Complex (described herein) overseen by each Director and other directorships, if any, held by the Directors, are shown below (as of December 31, 2018). The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an adviser that is an affiliate of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP (the “Morgan Stanley AIP Funds”)) (collectively, the “Morgan Stanley Funds”).

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director**
Frank L. Bowman (74) c/o Perkins Coie LLP Counsel to the Independent Directors 30 Rockefeller Plaza New York, NY 10112	Director	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996- 2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l’Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				82

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Trustee of Fairhaven United Methodist Church; Member of the Board of Advisors of the Dolphin Scholarship Foundation; and Director of other various nonprofit organizations.

Kathleen A. Dennis (65) c/o Perkins Coie LLP Counsel to the Independent Directors 30 Rockefeller Plaza New York, NY 10112	Director	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	82	Director of various non-profit organizations.
Nancy C. Everett (63) c/o Perkins Coie LLP Counsel to the Independent Directors 30 Rockefeller Plaza New York, NY 10112	Director	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013) and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	83

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director**
Jakki L. Haussler (61) c/o Perkins Coie LLP Counsel to the Independent Directors 30 Rockefeller Plaza New York, NY 10112	Director	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	83

Director of Cincinnati Bell Inc. and Member, Audit Committee and Chairman, Governance and Nominating Committee; Director of Service Corporation International and Member, Audit Committee and Investment Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Dr. Manuel H. Johnson (69) c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	82	Director of NVR, Inc. (home construction).
Joseph J. Kearns (76) c/o Perkins Coie LLP Counsel to the Independent Directors 30 Rockefeller Plaza New York, NY 10112	Director	Since August 1994	Senior Adviser, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	83	Prior to August 2016, Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director**
Michael F. Klein (60) c/o Perkins Coie LLP Counsel to the Independent Directors 30 Rockefeller Plaza New York, NY 10112	Director	Since August 2006

Managing Director, Aetos Alternatives Management, LP (since March 2000); Co-President, Aetos Alternatives Management, LP (since January 2004) and Co-Chief Executive Officer of Aetos Alternatives Management, LP (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and President, various Morgan Stanley Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				82	Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski (58) c/o Perkins Coie LLP Counsel to the Independent Directors 30 Rockefeller Plaza New York, NY 10112	Director	Since January 2017	Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer—Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	83	None
Michael E. Nugent (82) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Director	Chair of the Boards since July 2006 and Director since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Governance Committee (since January 2019) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	82	None
W. Allen Reed (71) c/o Perkins Coie LLP Counsel to the Independent Directors 30 Rockefeller Plaza New York, NY 10112	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	82	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
*	This is the earliest date the Director began serving the Morgan Stanley Funds. Each Director serves an indefinite term, until his or her successor is elected.
**	This includes any directorships at public companies and registered investment companies held by the Director at any time during the past five years.

The executive officers of the Company, their ages, addresses, positions held, length of time served and their principal business occupations during the past five years are shown below (as of December 31, 2018).

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (55) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Public Markets Product Development (since 2006).

Timothy J. Knierim (59) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith (53) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (51) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key (39) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Executive Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

*	This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Company: Daniel E. Burton, Princess Kludjeson, Kristina B. Magolis, Francesca Mead and Jill R. Whitelaw.

It is a policy of the Company’s Board that each Director shall invest at least $250,000 ($100,000 prior to January 1, 2015) in any combination of the Morgan Stanley Funds that the Director determines meets his or her own specific investment objectives, without requiring any specific investment in any particular Fund. Newly elected or appointed Directors have three years to comply with this policy.

For each Director, the dollar range of equity securities beneficially owned by the Director in the Funds and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2018 is set forth in the table below.

Name of Director	Dollar Range of Equity Securities in the Funds (as of December 31, 2018)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies (as of December 31, 2018)
Independent:
Frank L. Bowman	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Nancy C. Everett	None	over $100,000
Jakki L. Haussler	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns[1]	None	over $100,000
Michael F. Klein[1]	None	over $100,000
Patricia Maleski	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed[1]	None	over $100,000
1	Includes the total amount of compensation deferred by the Director at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Morgan Stanley Funds (or portfolio thereof) that are offered as investment options under the plan.

As to each Independent Director and his or her immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of April 1, 2019, the Directors and officers of the Fund, as a group, owned less than 1% of any class of the outstanding common stock of each Fund of the Company.

Independent Directors and the Committees. Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Board has five committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Investment Committee and (5) Closed-End Fund Committee.

The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Directors has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds’ independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Company’s system of internal controls; and reviewing the valuation process. The Company has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Company are Jakki L. Haussler, Joseph J. Kearns, Michael F. Klein and W. Allen Reed. None of the members of the Company’s Audit Committee is an “interested person,” as defined under the 1940 Act, of the Company (with such disinterested Directors being “Independent Directors” or individually, “Independent Director”). Each Independent Director is also “independent” from the Company under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Company is Joseph J. Kearns.

The Board of Directors of the Company also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Directors on the Company’s Board and on committees of such Board and recommends such qualified individuals for nomination by the Company’s Independent Directors as candidates for election as Independent Directors, advises the Company’s Board with respect to Board composition, procedures and committees, develops and recommends to the Company’s Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Company’s Board of Directors and any Board committees and oversees periodic evaluations of the Company’s Board and its committees. The members of the Governance Committee of the Company are Kathleen A. Dennis, Manuel H. Johnson and Michael E. Nugent, each of whom is an Independent Director. In addition, Michael E. Nugent (as Chair of the Morgan Stanley Funds) periodically may attend other operating Committee meetings. The Chairperson of the Governance Committee is Michael E. Nugent.

The Company does not have a separate nominating committee. While the Company’s Governance Committee recommends qualified candidates for nominations as Independent Directors, the Board of Directors of the Company believes that the task of nominating prospective Independent Directors is important enough to require the participation of all current Independent Directors, rather than a separate committee consisting of only certain Independent Directors. Accordingly, all the Independent Directors participate in the selection and nomination of candidates for election as Independent Directors for the Company. Persons recommended by the Company’s Governance Committee as candidates for nomination as Independent Directors shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Company, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Directors of the Company expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Company’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Directors as described below under the caption “Shareholder Communications.”

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Company and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Nancy C. Everett and

Patricia Maleski, each of whom is an Independent Director. The Chairperson of the Compliance and Insurance Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Company. The Investment Committee also recommends to the Board to approve or renew the Company’s Investment Advisory, Sub-Advisory and Administration Agreements. Each Independent Trustee is a member of the Investment Committee. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the Funds’ primary areas of investment, namely equities, fixed income and alternatives. Within the Fund Complex, the Sub-Committees and their members are as follows:

(1) Equity — W. Allen Reed (Chairperson), Frank L. Bowman, Nancy C. Everett and Michael E. Nugent.

(2) Fixed Income — Michael F. Klein (Chairperson) and Jakki L. Haussler.

(3) Liquidity and Alternatives — Kathleen A. Dennis (Chairperson), Joseph J. Kearns and Patricia Maleski.

In addition, Manuel H. Johnson (as Chairperson of the Investment Committee) periodically attends Sub-Committee meetings, filling in where necessary.

The Board formed the Closed-End Fund Committee to consider a range of issues unique to closed-end funds. The Closed-End Fund Committee consists of Nancy C. Everett, Michael E. Nugent and W. Allen Reed, each of whom is an Independent Director. The Chairperson of the Closed-End Fund Committee is Michael E. Nugent.

During the fiscal year ended December 31, 2018, the Board of Directors held the following meetings:

Board of Directors/Committee/Sub-Committee	Number of Meetings
Board of Directors	8
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Investment Committee	5
Equity Sub-Committee	5
Fixed Income Sub-Committee	5
Liquidity and Alternatives Sub-Committee	6
Closed-End Fund Committee	4

Experience, Qualifications and Attributes

The Board has concluded, based on each Director’s experience, qualifications and attributes that each Board member should serve as a Director. Following is a brief summary of the information that led to and/or supports this conclusion.

Mr. Bowman has experience in a variety of business and financial matters through his prior service as a Director or Trustee for various funds in the Fund Complex, where he serves as Chairperson of the Compliance and Insurance Committee (and formerly served as Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee) and as a Director of BP p.l.c. and Naval and Nuclear Technologies LLP. Mr. Bowman also serves as a Director Emeritus for the Armed Services YMCA. Mr. Bowman serves as a Trustee of the Fairhaven United Methodist Church. Mr. Bowman is also a member of the National Security Advisory Council of the Center for U.S. Global Engagement, a member of the CNA Military Advisory Board and a member of the Dolphin Scholarship Foundation Advisory Board. Mr. Bowman retired as an Admiral in the U.S. Navy after serving over 38 years on active duty including eight years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004). Additionally, Mr. Bowman served as the U.S. Navy’s Chief of Naval Personnel (1994-1996) where he was responsible for the planning and programming of all manpower, personnel, training and education resources for the U.S. Navy, and on the Joint Staff as Director of Political Military Affairs (1992-1994). In addition, Mr. Bowman served as President and Chief Executive Officer of the Nuclear Energy Institute. Mr. Bowman has received such distinctions as a knighthood as Honorary Knight Commander of the Most Excellent Order of the British Empire and the Officier de l’Orde National du Mérite from the French Government, and was elected to the National Academy of Engineering (2009). He is President of the consulting firm Strategic Decisions, LLC.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Director or Trustee of various other funds in the Fund Complex, where she serves as Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Director of Victory Capital Management.

Ms. Everett has over 35 years of experience in the financial services industry, including roles with both registered investment companies and registered investment advisers. By serving on the boards of other registered funds, such as GMAM Absolute Return Strategies Fund, LLC and Emerging Markets Growth Fund, Inc., Ms. Everett has acquired significant experience with financial, accounting, investment and regulatory matters. Ms. Everett is also a Chartered Financial Analyst.

With more than 30 years of experience in the financial services industry, including her years of entrepreneurial and managerial experience in the development and growth of Opus Capital Group, Ms. Haussler brings a valuable perspective to the Company’s Board. Through her role at Opus Capital and her service as a director of several venture capital funds and other boards, Ms. Haussler has gained valuable experience dealing with accounting principles and evaluating financial results of large corporations. She is a certified public accountant (inactive) and a licensed attorney in the State of Ohio (inactive).

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for over 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Mr. Kearns gained extensive experience regarding accounting through his experience on the Audit Committees of the boards of other funds in the Fund Complex, including serving as either Chairperson or Deputy Chairperson of the Audit Committee for nearly 20 years, and through his position as Chief Financial Officer of the J. Paul Getty Trust. He also has experience in financial, accounting, investment and regulatory matters through his position as President and founder of Kearns & Associates LLC, a financial consulting company. Mr. Kearns previously served as a Director of Electro Rent Corporation and previously served as Director of The Ford Family Foundation. The Board has determined that Mr. Kearns is an “audit committee financial expert” as defined by the SEC.

Through his prior positions as a Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President and a Trustee of the Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director and Co-Chief Executive and Co-President of Aetos Alternatives Management, LP and as a Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Ms. Maleski has over 30 years of experience in the financial services industry and extensive experience with registered investment companies. Ms. Maleski began her career as a certified public accountant at Price Waterhouse LLP (“PW”) and was a member of PW’s Investment Company Practice. After a brief stint at the Bank of New York, Ms. Maleski began her affiliation with the JPMorgan Funds, at the Pierpont Group, and then with J.P. Morgan Investment Management Inc. From 2001-2013, Ms. Maleski held roles with increasing responsibilities, from Vice President and Board Liaison, Treasurer and Principal Financial Officer, Chief Administrative Officer and finally President and Principal Executive Officer for the JPMorgan Fund Complex. Between 2013 and 2016, Ms. Maleski served as Global Head of Oversight and Control of JPMorgan Asset Management and then as Head of JPMorgan Chase’s Fiduciary and Conflicts of Interest Program. Ms. Maleski has extensive experience in the management and operation of funds in addition to regulatory and accounting and valuation matters.

Mr. Nugent has extensive experience with financial, accounting, investment and regulatory matters through his over 20 years of service on the boards of various funds in the Fund Complex, including time as the Chairperson of the Insurance Committee, Chairperson of the Closed-End Fund Committee and Chair of the Morgan Stanley Funds. Mr. Nugent also has experience as a former General Partner in Triumph Capital, L.P.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a Director of iShares, Inc. and his service as Trustee or Director of other funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his position as a Director of Legg Mason, Inc. and prior position as President and CEO of General Motors Asset Management.

The Directors’ principal occupations and other relevant professional experience during the past five years or more are shown in the above tables.

Advantages of Having the Same Individuals as Independent Directors for the Morgan Stanley Funds

The Independent Directors and the Company’s management believe that having the same Independent Directors for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as

Independent Directors of all the Morgan Stanley Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund’s service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Morgan Stanley Funds.

Shareholder Communications

Shareholders may send communications to the Company’s Board of Directors. Shareholders should send communications intended for the Company’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Company’s office or directly to such Board member(s) at the address specified for each Director previously noted. Other shareholder communications received by the Company not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

COMPENSATION

Effective January 1, 2019, each Director (except for the Chair of the Boards) receives an annual retainer fee of $280,000 ($270,000 prior to January 1, 2019) for serving as a Director of the Morgan Stanley Funds.

The Audit Committee Chairperson receives an additional annual retainer fee of $80,000, the Investment Committee Chairperson receives an additional annual retainer fee of $50,000 and the Compliance and Insurance Committee Chairperson receives an additional annual retainer fee of $60,000. Each Sub-Committee Chairperson receives an additional annual retainer fee of $40,000. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. Michael E. Nugent receives a total annual retainer fee of $560,000 ($540,000 prior to January 1, 2019) for his services as Chair of the Boards of the Morgan Stanley Funds and for administrative services provided to each Board.

The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Company who are employed by the Adviser receive no compensation or expense reimbursement from the Company for their services as Director.

Effective April 1, 2004, the Company began a Deferred Compensation Plan (the “DC Plan”), which allows each Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the DC Plan. At the Director’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Director and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Company.

Prior to April 1, 2004, certain Morgan Stanley Funds maintained a similar Deferred Compensation Plan (the “Prior DC Plan”), which also allowed each Independent Director to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Directors throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to each of the Company’s Directors from the Company for the fiscal year ended December 31, 2018 and the aggregate compensation payable to each of the Company’s Directors by the Fund Complex (which includes all of the Morgan Stanley Funds) for the calendar year ended December 31, 2018.

Compensation[1]
Name of Independent Director:	Aggregate Compensation From the Funds[2]	Total Compensation From Funds and Fund Complex Paid to Director[3]
Frank L. Bowman	$4,324	$330,000
Kathleen A. Dennis	$4,062	$310,000
Nancy C. Everett	$3,525	$270,000
Jakki L. Haussler	$3,525	$270,000
Manuel H. Johnson	$4,193	$320,000

Compensation[1]
Name of Independent Director:	Aggregate Compensation From the Funds[2]	Total Compensation From Funds and Fund Complex Paid to Director[3]
Joseph J. Kearns[3]	$4,571	$350,000
Michael F. Klein[2],[3]	$4,062	$310,000
Patrica Maleski	$3,525	$270,000
Michael E. Nugent	$7,057	$540,000
W. Allen Reed[2],[3]	$4,060	$310,000
1	Includes all amounts paid for serving as director/trustee of the funds in the Fund Complex, as well as serving as Chair of the Boards or a Chairperson of a Committee or Sub-Committee.
2	The amounts shown in this column represent the aggregate compensation before deferral with respect to the Company’s fiscal year. The following Directors deferred compensation from the Company during the fiscal year ended December 31, 2018: Mr. Klein, $4,062 and Mr. Reed, $4,060.
3	The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2018 before deferral by the Directors under the DC Plan. As of December 31, 2018, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Klein and Reed pursuant to the deferred compensation plan was $566,552, $1,364,224 and $2,646,878, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Morgan Stanley Funds (the “Adopting Funds”), not including the Company, had adopted a retirement program under which an Independent Director who retired after serving for at least five years as an Independent Director of any such fund (an “Eligible Director”) would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Director was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Director’s retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Company’s Independent Directors by the Adopting Funds for the calendar year ended December 31, 2018, and the estimated retirement benefits for the Independent Directors from the Adopting Funds for each calendar year following retirement. Only the Directors listed below participated in the retirement program.

	Retirement Benefits Accrued as Company Expenses	Estimated Annual Benefits Upon Retirement[1]
Name of Independent Director:	By all Adopting Funds	From all Adopting Funds
Manuel H. Johnson	$38,541	$57,237
Michael E. Nugent[2]	(21,046)	51,193
1	Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Director’s life.
2	Mr. Nugent’s retirement expenses are negative due to the fact that his retirement date has been extended and therefore his expenses have been overaccrued.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Company and approved Codes of Ethics adopted by the Adviser, the Sub-Advisers and Morgan Stanley Distribution, Inc. (the “Distributor”) (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes are designed to detect and prevent improper personal trading.

The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Company, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a pre-clearance requirement with respect to personal securities transactions.

INVESTMENT ADVISORY AND OTHER SERVICES

Adviser

The Adviser is a wholly owned subsidiary of Morgan Stanley (NYSE: “MS”), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The principal offices of Morgan Stanley are located at 1585 Broadway, New York, NY 10036 and the principal offices of the Adviser are located at 522 Fifth Avenue, New York, NY 10036. As of December 31, 2018, the Adviser, together with its affiliated asset management companies, had approximately $463 billion in assets under management or supervision.

Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive from each class of shares of each Fund an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. In managing the Funds, the Adviser may use the services of associated investment personnel employed by its affiliated institutional asset management companies. The Adviser has agreed to a reduction in the fees payable to it and/or to reimburse the Funds, if necessary, if such fees would cause the total annual operating expenses of each Fund to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of fee waivers and/or expense reimbursements for a Fund, if any, the Adviser excludes from total annual operating expenses acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor, as applicable). The fee waivers and/or expense reimbursements for a Fund (except the Growth Portfolio) will continue for at least one year (with respect to the Growth Portfolio at least two years from the date of the reorganization) or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

As discussed in the Global Strategist Portfolio’s Prospectus, the Global Strategist Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Global Strategist Portfolio organized as a company under the laws of the Cayman Islands. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to that Subsidiary. In consideration of these services, the Subsidiary will pay to the Manager at the end of each of the Subsidiary’s fiscal quarters, an advisory fee calculated by applying a quarterly rate, based on the annual percentage rate of 0.05%, to the average daily net assets of the Subsidiary for the quarter. The Adviser will waive or credit such amounts against the fees payable to the Adviser by the Global Strategist Portfolio.

The following table reflects for each Fund (i) the advisory fee paid; and (ii) the advisory fee waived and/or affiliated rebates for each of the past three fiscal years ended December 31, 2016, 2017 and 2018.

	Advisory Fees Paid (After Fee Waivers and/or Affiliated Rebates)			Advisory Fees Waived			Affiliated Rebates
Fund	2016 (000)	2017 (000)	2018 (000)	2016 (000)	2017 (000)	2018 (000)	2016 (000)	2017 (000)	2018 (000)
Core Plus Fixed Income	$ 692	$562	$ 543	$ 0	$108	$ 101	$30	$33	$28
Discovery	809	647	740	61	200	266	7	6	10
Emerging Markets Debt	1,739	1,757	1,584	0	0	0	6	17	8
Emerging Markets Equity	2,388	2,308	2,464	85	217	0	4	8	19
Global Franchise	212	103	84	129	209	210	1	1	1
Global Infrastructure	428	347	330	283	443	406	7	8	3
Global Real Estate	698	471	374	71	238	250	2	1	1
Global Strategist	661	272	236	312	660	641	30	23	14
Growth	967	1,086	1,459	0	32	0	6	17	15
U.S. Real Estate	3,630	3,379	2,697	407	771	778	39	16	7

The following table reflects the contractual advisory fee and the maximum expense ratios for each Fund.

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class II
Core Plus Fixed Income	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion.	0.70%	0.95%
Discovery	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	0.95%	1.05%
Emerging Markets Debt	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	1.30%	1.35%
Emerging Markets Equity	0.85% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; and 0.65% of the daily net assets exceeding $2.5 billion.	1.25%	1.30%
Global Franchise	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.	N/A	1.20%

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class II
Global Infrastructure	0.85% of the daily net assets.	0.87%	1.12%
Global Real Estate	0.80% of the daily net assets.	N/A	1.25%
Global Strategist	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	0.90%	1.00%
Growth	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the daily net assets exceeding $3 billion.	0.57%	0.82%
U.S. Real Estate	0.70% of the portion of the daily net assets not exceeding $500 million; 0.65% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.60% of the portion of the daily net assets exceeding $1 billion.	0.82%	1.07%

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley and provide the Funds listed below with investment advisory services subject to the overall supervision of the Adviser and the Funds’ officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds. The chart below identifies the Fund(s) for which each Sub-Adviser provides investment advisory services.

Sub-Adviser	Fund(s)
MSIM Limited	Global Franchise, Global Real Estate and Global Strategist
MSIM Company	Emerging Markets Equity and Global Real Estate

Participating Affiliate

In rendering investment advisory services to the Emerging Markets Equity Portfolio, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited (“MSAL”), a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management (“MSIM”) that is not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). One or more MSAL employees may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees are considered “associated persons” of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSAL may render portfolio management, research and other services to the Fund, subject to the supervision of MSIM.

Proxy Voting Policy and Proxy Voting Record

The Board of Directors believes that the voting of proxies on securities held by the Company is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to MSIM and its advisory affiliates.

A copy of MSIM’s Proxy Voting Policy (“Proxy Policy”) is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Company’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Company’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

Fund Administration

The Adviser also provides administration services to the Company pursuant to an Amended and Restated Administration Agreement (the “Administration Agreement”). The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Company and include day-today administration of matters related to the corporate existence of the Company, maintenance of records, preparation of reports, supervision of the Company’s arrangements with its custodian, and assistance in the preparation of the Company’s registration statement under federal laws. Under the Administration Agreement, the Adviser receives an annual fee, accrued daily and payable monthly, of 0.08% of the Company’s average daily net assets, and is responsible for all fees payable under any sub-administration agreements.

For the fiscal years ended December 31, 2016, 2017 and 2018, the Company paid the following administrative fees (no administrative fees were waived):

Administrative Fees Paid
Fund	2016 (000)	2017 (000)	2018 (000)
Core Plus Fixed Income	$154	$150	$143
Discovery	94	91	108
Emerging Markets Debt	186	189	170
Emerging Markets Equity	214	238	234
Global Franchise	34	31	29
Global Infrastructure	68	75	70
Global Real Estate	73	67	61
Global Strategist	107	102	95
Growth	156	182	236
U.S. Real Estate	409	418	371

Sub-Administrator. Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the administrative fee the Administrator receives from the Company. The Administrator supervises and monitors the administrative and accounting services provided by State Street. Their services are also subject to the supervision of the officers and Board of Directors of the Company.

Custodian

State Street, located at One Lincoln Street, Boston, MA 02111-2101, acts as the Company’s custodian. State Street is not an affiliate of the Adviser or the Distributor. In maintaining custody of foreign assets held outside the United States, State Street has contracted with various banks and depositaries in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Funds, and the reputation of the institution in the particular country or region.

Principal Underwriter

Morgan Stanley Distribution, Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, is an indirect wholly owned subsidiary of Morgan Stanley and serves as principal underwriter to the Company. For information relating to the services provided by Morgan Stanley Distribution, Inc., see “Distribution of Shares (Applicable to Class II Shares Only).”

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc., 2000 Crown Colony Drive, Quincy, MA 02169-0953, provides dividend disbursing and transfer agency services for the Company.

Servicing Fee

The Company has agreed to pay a servicing fee of up to 0.17% of the total average daily NAV of shares of a Fund held in an insurance company’s account to the extent an insurance company has entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of such Fund.

Securities Lending

Pursuant to an agreement between the Company and State Street, the Funds may lend their securities through State Street as securities lending agent to certain qualified borrowers. As securities lending agent of the Company, State Street administers the Funds’ securities lending program. These services include arranging the loans of securities with approved borrowers and their return to the Fund upon loan termination, negotiating the terms of such loans, selecting the securities to be loaned and monitoring dividend activity relating to loaned securities. State Street also marks-to-market daily the value of loaned securities and collateral and may require additional collateral as necessary from borrowers. State Street may also, in its capacity as securities lending agent, invest cash received as collateral in pre-approved investments in accordance with the Securities Lending Authorization Agreement. State Street maintains records of loans made and income derived therefrom and makes available such records that the Company deems necessary to monitor the securities lending program.

For the fiscal year ended December 31, 2018, the following Funds earned income and incurred the following costs and expenses as a result of their securities lending activities:

Fund	Gross Income[1]	Revenue Split[2]	Cash Collateral Management Fees[3]	Administrative Fees[4]	Indemnification Fees[5]	Rebates to Borrowers	Other Fees	Total Cost of the Securities Lending Activities	Net Income from the Securities Lending Activities
Core Plus Fixed Income	$ 41,483	$ 3,125	$ 0	$ 0	$ 0	$ 20,654	$ 0	$ 23,779	$ 17,704
Discovery	$ 190,614	$ 26,304	$ 0	$ 0	$ 0	$ 15,258	$ 0	$ 41,562	$ 149,052
Emerging Markets Debt	$ 141,915	$ 6,500	$ 0	$ 0	$ 0	$ 98,591	$ 0	$ 105,091	$ 36,824
Emerging Markets Equity	$ 70,934	$ 6,918	$ 0	$ 0	$ 0	$ 24,817	$ 0	$ 31,735	$ 39,199
Global Infrastructure	$ 26,233	$ 3,020	$ 0	$ 0	$ 0	$ 6,104	$ 0	$ 9,124	$ 17,109
Growth	$ 48,324	$ 7,058	$ 0	$ 0	$ 0	$ 1,272	$ 0	$ 8,330	$ 39,994
1	Gross income includes income from the reinvestment of cash collateral.
2	Revenue split represents the share of revenue generated by the securities lending program and paid to State Street.
3	Cash collateral management fees include fees deducted from a pooled cash collateral reinvestment vehicle that are not included in the revenue split.
4	These administrative fees are not included in the revenue split.
5	These indemnification fees are not included in the revenue split.

DISTRIBUTION OF SHARES (APPLICABLE TO CLASS II SHARES ONLY)

The Company has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Under the Plan, each Fund pays the Distributor a 12b-1 fee of 0.25%. Such amount is paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Funds. Morgan Stanley Distribution may retain any portion of the fees it does not expend in meeting its obligations to the Company. The Distributor has agreed to waive the following amounts of the 0.25% 12b-1 fees that it is entitled to receive from the following Funds:

Class II Fund	Waiver
Discovery	0.15%
Emerging Markets Debt	0.20%
Emerging Markets Equity	0.20%
Global Strategist	0.15%

These waivers will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers when it deems such action is appropriate.

Since the 12b-1 fees associated with the Plan are paid out of the Company’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The following table describes the 12b-1 fees paid pursuant to the Plan (net of any waivers) by each active Class II Fund to various insurance companies for whose separate accounts the Funds are underlying investments for the fiscal year ended December 31, 2018.

Fund	Total Distribution (12b-1) Fees Paid by Fund (Net of Waivers)	Amount Waived
Core Plus Fixed Income	$260,826	N/A
Discovery	104,200	$156,300
Emerging Markets Debt	10,345	41,380
Emerging Markets Equity	40,849	163,398
Global Franchise	92,149	N/A
Global Infrastructure	104,601	N/A
Global Real Estate	189,235	N/A

Fund	Total Distribution (12b-1) Fees Paid by Fund (Net of Waivers)	Amount Waived
Global Strategist	19,777	29,666
Growth	375,936	N/A
U.S. Real Estate	632,018	N/A

Continuance of the Plan must be approved annually by a majority of the Directors of the Company, including a majority of the Independent Directors. All material amendments of the Plan will require approval by a majority of the Directors of the Company, including a majority of the Independent Directors. The Plan was approved by the Company’s Board of Directors, including the Independent Directors, none of whom has a direct or indirect financial interest in the operation of a Plan or in any agreements related thereto.

Revenue Sharing

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an additional charge to the Funds, to certain insurance companies or their affiliates in connection with Company-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. Such payments are in addition to any distribution or shareholder servicing fees that may be payable by the Distributor. The additional payments may be based on various factors, including amount of assets invested through the insurance company’s separate accounts, a Fund’s advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser or Distributor. The amount of these payments may be different for different insurance companies.

The additional payments made to certain insurance companies, which are made in accordance with the applicable compensation structure for each intermediary, may include an ongoing annual fee in an amount up to 0.35% of the total average daily NAV of shares of the Funds held in such insurance companies’ applicable accounts.

The prospect of receiving, or the receipt of, additional compensation, as described above, by insurance companies may provide insurance companies with an incentive to encourage variable annuity contract owners to favor one variable annuity contract investment option over other contract options with respect to which an intermediary does not receive additional compensation (or receives lower levels of additional compensation) or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable insurance products. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by an insurance company as to its compensation.

Portfolio Managers

Other Accounts Managed by the Portfolio Managers

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser and/or Sub-Advisers may receive fees from certain accounts that are higher than the fee it receives from the Company, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Company. In addition, a conflict of interest could exist to the extent the Adviser and/or Sub-Advisers have proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s and/or Sub-Advisers’ employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser and/or Sub-Advisers manage accounts that engage in short sales of securities of the type in which the Company invests, the Adviser and/or Sub-Advisers could be seen as harming the performance of the Company for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Advisers have adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to MSIM employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (“IMAP”) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Incentive compensation may include:

■	Cash Bonus

■	Deferred Compensation:

■	A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

■	IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the Adviser’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM. Portfolio managers are required to notionally invest a minimum of 25% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

■	Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to MSIM, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the Firm’s consolidated financial results, constitutes a violation of the Firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

■	Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager

■	Revenue and profitability of the Firm

■	Return on equity and risk factors of both the business units and Morgan Stanley

■	Assets managed by the portfolio manager

■	External market conditions

■	New business development and business sustainability

■	Contribution to client objectives

■	Team, product and/or MSIM performance

■	The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one-, three- and five-year periods)

■	Individual contribution and performance

Further, the Firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Other Accounts Managed by Portfolio Managers at December 31, 2018 (unless otherwise indicated):

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Core Plus Fixed Income
Matthew Dunning	3	$959.7 million	2	$236.1 million	61[1]	$18.8 billion[1]
Joseph Mehlman	3	$548.5 million	31	$6.3 billion	37[2]	$10.1 billion[2]
Neil Stone	4	$1.1 billion	11	$2.2 billion	66[3]	$20.6 billion[3]
Jim Caron	4	$1.3 billion	34	$8.5 billion	53[4]	$17.1 billion[4]
Gregory Finck	2	$501.3 million	14	$4.5 billion	23[5]	$4.3 billion[5]
Discovery
Dennis P. Lynch	15	$12.8 billion	17	$11.8 billion	14[6]	$2.5 billion[6]
Sam G. Chainani	14	$12.8 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
Jason C. Yeung	14	$12.8 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
Armistead B. Nash	14	$12.8 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
David S. Cohen	14	$12.8 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
Alexander T. Norton	14	$12.8 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
Emerging Markets Debt
Eric J. Baurmeister	3	$725.2 million	15	$2.9 billion	13[7]	$702.4 million[7]
Warren Mar	3	$725.2 million	16	$2.9 billion	13[7]	$702.4 million[7]
Sahil Tandon	3	$725.2 million	15	$2.9 billion	13[7]	$702.4 million[7]
Emerging Markets Equity
Eric Carlson	4	$1.7 billion	8	$4.4 billion	14[8]	$2.6 billion[8]
Amay Hattangadi	5	$1.9 billion	6	$4.0 billion	15[9]	$6.1 billion[9]
Paul C. Psaila	4	$1.7 billion	8	$4.4 billion	14[8]	$2.6 billion[8]
Ruchir Sharma	6	$2.0 billion	7	$4.2 billion	14[10]	$2.7 billion[10]
May Yu	6	$2.4 billion	7	$4.1 billion	20[11]	$6.9 billion[11]
Global Franchise
William D. Lock	5	$4.6 billion	25	$18.1 billion	67[12]	$16.0 billion[12]
Bruno Paulson	5	$4.6 billion	25	$18.1 billion	66[12]	$15.9 billion[12]
Nic Sochovsky	5	$4.6 billion	25	$18.1 billion	66[12]	$15.9 billion[12]
Dirk Hoffmann-Becking	5	$4.6 billion	25	$18.1 billion	66[12]	$15.9 billion[12]
Vladimir A. Demine	5	$4.6 billion	25	$18.1 billion	66[12]	$15.9 billion[12]
Nathan Wong	5	$4.6 billion	25	$18.1 billion	66[12]	$15.9 billion[12]
Marcus Watson	5	$4.6 billion	25	$18.1 billion	66[12]	$15.9 billion[12]
Alex Gabriele	5	$4.6 billion	25	$18.1 billion	66[12]	$15.9 billion[12]
Richard Perrott	5	$4.6 billion	25	$18.1 billion	66[12]	$15.9 billion[12]
Global Infrastructure
Theodore R. Bigman	11	$2.5 billion	25	$6.7 billion	26[13]	$3.0 billion[13]
Matthew King	2	$319.5 million	5	$1.0 billion	3[14]	$431.6 million[14]
Global Real Estate
Theodore R. Bigman	11	$2.5 billion	25	$6.7 billion	26[13]	$3.0 billion[13]
Desmond Foong	3	$1.0 billion	11	$4.5 billion	12[15]	$1.7 billion[15]
Bill Grant	4	$1.6 billion	12	$4.5 billion	15[15]	$2.1 billion[15]
Angeline Ho	3	$1.0 billion	11	$4.5 billion	12[15]	$1.7 billion[15]
Michiel te Paske	3	$1.0 billion	11	$4.4 billion	13[15]	$1.8 billion[15]
Sven van Kemenade	3	$1.0 billion	11	$4.4 billion	13[15]	$1.8 billion[15]
Global Strategist
Mark Bavoso	6	$426.4 million	2	$750.1 million	7[16]	$5.6 billion[16]
Cyril Moullé-Berteaux	5	$417.3 million	3	$832.9 million	8[16]	$5.7 billion[16]
Growth

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Dennis P. Lynch	15	$12.6 billion	17	$11.8 billion	14[6]	$2.5 billion[6]
Sam G. Chainani	14	$12.6 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
Jason C. Yeung	14	$12.6 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
Armistead B. Nash	14	$12.6 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
David S. Cohen	14	$12.6 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
Alexander T. Norton	14	$12.6 billion	16	$11.8 billion	13[6]	$2.4 billion[6]
U.S. Real Estate
Theodore R. Bigman	11	$2.3 billion	25	$6.7 billion	26[13]	$3.0 billion[13]
Bill Grant	4	$1.3 billion	12	$4.5 billion	15[15]	$2.1 billion[15]
1	Of these other accounts, one account with a total of approximately $397.3 million in assets had performance-based fees.
2	Of these other accounts, five accounts with a total of approximately $3.3 billion in assets had performance-based fees.
3	Of these other accounts, two accounts with a total of approximately $1.3 billion in assets had performance-based fees.
4	Of these other accounts, 12 accounts with a total of approximately $8.9 billion in assets had performance-based fees.
5	Of these other accounts, two accounts with a total of approximately $957.1 million in assets had performance-based fees.
6	Of these other accounts, two accounts with a total of approximately $763.4 million in assets had performance-based fees.
7	Of these other accounts, one account with a total of approximately $1,404.36 in assets had performance-based fees.
8	Of these other accounts, four accounts with a total of approximately $1.6 billion in assets had performance-based fees.
9	Of these other accounts, six accounts with a total of approximately $1.7 billion in assets had performance-based fees.
10	Of these other accounts, five accounts with a total of approximately $1.7 billion in assets had performance-based fees.
11	Of these other accounts, seven accounts with a total of approximately $1.9 billion in assets had performance-based fees.
12	Of these other accounts, three accounts with a total of approximately $1.4 billion in assets had performance-based fees.
13	Of these other accounts, six accounts with a total of approximately $371.3 million in assets had performance-based fees.
14	Of these other accounts, two accounts with a total of approximately $139.2 million in assets had performance-based fees.
15	Of these other accounts, one account with a total of approximately $159.0 million in assets had performance-based fees.
16	Of these other accounts, two accounts with a total of approximately $2.8 billion in assets had performance-based fees.

As of December 31, 2018 (unless otherwise noted), the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Fund he/she manages is shown below:

Fund and Portfolio Managers	Portfolio Holdings
Core Plus Fixed Income
Matthew Dunning	None*
Joseph Mehlman	None*
Jim Caron	None
Eric Baurmeister	None
Gregory Finck	None
Discovery
Dennis P. Lynch	None*
Sam G. Chainani	None*
Jason C. Yeung	None*
Armistead B. Nash	None*
David S. Cohen	None*
Alexander T. Norton	None*
Emerging Markets Debt
Eric Baurmeister	None*
Warren Mar	None
Sahil Tandon	None
Emerging Markets Equity
Eric Carlson	None*
Amay Hattangadi	None

Fund and Portfolio Managers	Portfolio Holdings
Paul C. Psaila	None*
Ruchir Sharma	None*
May Yu	None
Global Franchise
William D. Lock	None*
Bruno Paulson	None*
Nic Sochovsky	None*
Dirk Hoffmann-Becking	None*
Vladimir A. Demine	None*
Nathan Wong	None*
Marcus Watson	None*
Alex Gabriele	None*
Richard Perrott	None*
Global Infrastructure
Theodore R. Bigman	None*
Matthew King	None*
Global Real Estate
Theodore R. Bigman	None*
Desmond Foong	None*
Bill Grant	None*
Angeline Ho	None**
Michiel te Paske	None**
Sven van Kemenade	None**
Global Strategist
Mark Bavoso	None*
Cyril Moullé-Berteaux	None*
Growth
Dennis P. Lynch	None*
Sam G. Chainani	None*
Jason C. Yeung	None*
Armistead B. Nash	None*
David S. Cohen	None*
Alexander T. Norton	None*
U.S. Real Estate
Theodore R. Bigman	None*
Bill Grant	None*
*	Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.
**	Not included in the table above, the portfolio manager has made investments in one or more other pooled investment vehicles (i.e., funds not formed or registered in the United States) managed by the same portfolio management team pursuant to a similar strategy.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As currently required under law, the insurance companies vote their shares of the Funds in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. Morgan Stanley will vote the shares of each Fund that it owns in the same proportions as shares of the Fund are voted by the insurance companies. Accordingly, neither Morgan Stanley nor the insurance companies are deemed to control the Funds.

Principal Holders of Securities

As of April 1, 2019, the following persons were beneficial owners of 5% or more of the outstanding shares of the following Funds (Class I and Class II shares):

Fund	Name and Address	% of Class
Core Plus Fixed Income (Class I)	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	39.54%
	United of Omaha Life Insurance Co. Mutual of Omaha Plaza Omaha, NE 68174	11.11%
	Annuity Investors Life Insurance Co. P.O. Box 5420 Cincinnati, OH 45201	9.78%
	Nationwide Life Insurance Company P.O. Box 192029 Columbus, OH 43218	6.15%
Discovery (Class I)	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	40.07%
	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	16.29%
	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	14.48%
	Annuity Investors Life Insurance Co. P.O. Box 5420 Cincinnati, OH 45201	13.29%
	Delaware Life Insurance Co. 1601 Trapelo Rd. Suite 30 Waltham, MA 02451	5.84%
Emerging Markets Debt (Class I)	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	56.64%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	25.15%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	5.09%
Emerging Markets Equity (Class I)	Fidelity Investments Life Insurance Co. 100 Salem St. O2N Smithfield, RI 02917	34.14%
	Ameritas Life Insurance Corp. 5900 O St. Lincoln, NE 68510	14.01%
	MetLife Insurance Co. of Connecticut P.O. Box 990027 Hartford, CT 06199	9.16%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	6.47%
	Zurich American Life Insurance Co. 1400 American Way Schaumburg, IL 60196	6.04%
	Ameritas Life Insurance Corp. 5900 O St. Lincoln, NE 68510	6.00%
	Ameritas Life Insurance Corp. 5900 O St. Lincoln, NE 68510	5.02%
Global Infrastructure (Class I)	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	71.70%

Fund	Name and Address	% of Class
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	15.80%
Global Strategist (Class I)	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	43.78%
	Fidelity Investments Life Insurance Co. 100 Salem St. O2N Smithfield, RI 02917	28.58%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	7.45%
	Empire Fidelity Investments Life Insurance Co. 100 Salem St. O2N Smithfield, RI 02917	5.74%
Growth (Class I)	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	43.80%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	19.15%
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	6.55%
	MetLife Insurance Co. of Connecticut P.O. Box 990027 Hartford, CT 06199	5.67%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	5.26%
U.S. Real Estate (Class I)	Ameritas Life Insurance Corp. 5900 O St. Lincoln, NE 68510	31.80%
	NYLIAC 30 Hudson Street Jersey City, NJ 07302	17.60%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	5.98%
	Annuity Investors Life Insurance Co. P.O. Box 5420 Cincinnati, OH 45201	5.96%
	Ameritas Life Insurance Corp. 5900 O St. Lincoln, NE 68510	5.75%
	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	5.54%
Core Plus Fixed Income (Class II)	Ohio National Life Insurance Co. 1 Financial Way Cincinnati, OH 45242	80.56%
	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	10.64%
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	5.77%
Discovery (Class II)	IDS Life Insurance Co. 222 AMPF Financial Center Minneapolis, MN 55475	52.50%

Fund	Name and Address	% of Class
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	15.64%
	Prudential as Administrator for Allstate Life Insurance Co. 1 SW Security Benefit Pl. Topeka, KS 66636	9.73%
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	5.78%
	Delaware Life Insurance Co. 2601 Trapelo Road Suite 30 Waltham, MA 02451	5.62%
	Hartford Life & Annuity Insurance Co. P.O. Box 2999 Hartford, CT 06104	5.13%
Emerging Markets Debt (Class II)	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	56.64%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	25.15%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	5.09%
Emerging Markets Equity (Class II)	Minnesota Life Insurance Co. 400 Robert St. N Saint Paul, MN 55101	44.00%
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	15.20%
	Security Benefit Life Insurance Co. One Security Benefit Place Topeka, KS 66636	12.80%
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	5.93%
	Guardian Insurance & Annuity Co. 6255 Sterners Way Bethlehem, PA 18017	5.01%
Global Franchise (Class II)	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	66.25%
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	21.17%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	6.64%
Global Infrastructure (Class II)	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	29.27%
	Prudential as Administrator for Allstate Life Insurance Co. 1 SW Security Benefit Pl. Topeka, KS 66636	21.48%
	The Lincoln National Life Insurance Company 1300 South Clinton Street Fort Wayne, IN 46802	16.90%
	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	15.16%

Fund	Name and Address	% of Class
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	7.71%
Global Real Estate (Class II)	IDS Life Insurance Co. 222 AMPF Financial Center Minneapolis, MN 55474	53.47%
	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	22.62%
	Protective Life Insurance Co. P.O. Box 10648 Birmingham, AL 35202	11.47%
	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	6.85%
Global Strategist (Class II)	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	90.17%
	Nationwide Life Insurance Co. P.O. Box 182029 Columbus, OH 43218	7.83%
Growth (Class II)	Ohio National Life Insurance Co. 1 Financial Way Cincinnati, OH 45242	64.50%
	Talcott Resolution Life and Annuity Insurance Co. P.O. Box 5051 Hartford, CT 06102	14.75%
	Delaware Life Insurance Co. 1601 Trapelo Road Ste. 30 Waltham, MA 02451	7.31%
U.S. Real Estate (Class II)	NYLIAC 30 Hudson Street Jersey City, NJ 07302	47.06%
	Ohio National Life Insurance Co. 1 Financial Way Cincinnati, OH 45242	35.50%
	Prudential as Administrator for Allstate Life Insurance Co. 1 Security Benefit Pl. Topeka, KS 66636	9.34%

Shares of the Fund are sold to insurance companies for their variable annuity contracts and variable life insurance policies.

NET ASSET VALUE

The NAV of each class is determined by dividing the total of the value of the Fund’s investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class. NAV for Class I and Class II shares will differ due to class specific expenses paid by each class, if any, and the 12b-1 fee charged to Class II shares. The NAV of each Fund is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business.

Price information on listed securities is taken from the exchange where the security is primarily traded. Fund securities generally are valued at their market value. In the calculation of a Fund’s NAV: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; and (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the latest reported sale price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from the relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers.

In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. When market quotations are not readily available, including circumstances under which it is determined by the Adviser and/or Sub-Advisers, as applicable, that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Bonds and other fixed-income securities are valued according to the broadest and most representative market, which will ordinarily be the OTC market. NAV includes interest on fixed-income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued based on the mean of bid and ask prices (or a yield equivalent thereof), obtained from market makers or brokers or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Certain of a Fund’s securities may be valued using as an input evaluated prices provided by an outside pricing service approved by the Board. Prices obtained from these approved sources are monitored and reviewed by the Adviser’s Valuation Committee and if not deemed to represent fair value, may be overridden and valued using procedures adopted by the Board. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service. Pricing services generally value securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed option should be fair valued at the mean between its latest bid and asked prices. If an exchange closing price or bid and asked prices are not available from the exchange, then the quotes from one or more brokers or dealers may be used. Unlisted options and swaps are valued by an outside pricing service approved by the Board or quotes from a broker or dealer. Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, then at the last sale price on the exchange.

If the Adviser or Sub-Advisers determine that the valuation received from the outside pricing service or broker or dealer is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Board.

Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board.

BROKERAGE PRACTICES

Portfolio Transactions

The Adviser and/or Sub-Advisers are responsible for decisions to buy and sell securities for each Fund, for broker-dealer selection and for negotiation of commission rates. The Adviser and/or Sub-Advisers are prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities may be traded as agency transactions through broker-dealers or traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occasion, a Fund may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Company anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

The Adviser and/or Sub-Advisers select broker-dealers for the execution of transactions for the Funds in accordance with their duty to seek “best execution” (i.e., the most favorable terms of execution). In seeking best execution, the Adviser and/or Sub-Advisers are not obligated to choose the broker-dealer offering the lowest available commission rate if, in the Adviser’s and/or Sub-Advisers’ reasonable judgment, (i) the total costs or proceeds from the transaction might be less favorable than may be obtained elsewhere; (ii) a higher commission is justified by the brokerage and research services provided by the broker-dealer that fall within the safe harbor of Section 28(e) of the 1934 Act or otherwise is permitted under applicable law; or (iii) other considerations, such as the order size, the time required for execution, the depth and breadth of the market for the security or minimum credit quality requirements to transact business with a particular broker-dealer. The research services received include services which aid the Adviser and/or Sub-Advisers in fulfilling their investment decision-making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

When effecting transactions on behalf of the Funds, the Adviser and/or Sub-Advisers may trade with any broker-dealer on their list of approved broker-dealers. Approved broker-dealers have met criteria as established by the Adviser’s Trading and Research Governance team (“TRG”). TRG reviews and approves broker-dealers periodically to determine whether broker-dealers on the approved list continue to meet such criteria. The approval lists are reported quarterly to the Adviser’s Counterparty Governance Committee. When selecting an approved broker-dealer (including an affiliate) to execute securities transactions, the following factors may be considered: (i) best available price; (ii) reliability, integrity and reputation in the industry (which may include a review of financial information and creditworthiness); (iii) execution capabilities, including block positioning, speed of execution and quality and responsiveness of its trading desk; (iv) knowledge of and access to the markets for the securities being traded; (v) potential ability to obtain price improvement; (vi) ability to maintain confidentiality; (vii) ability to handle non-traditional trades; (viii) commission and commission-equivalent rates; (ix) technology infrastructure; (x) clearance and settlement capabilities; (xi) the size of the trade relative to other trades in the same instrument; (xii) ability of a counterparty to commit its capital to a Fund’s trade and its access to liquidity; (xiii) counterparty restrictions associated with a portfolio, including regulatory trading, documentation requirement or any specific clearing broker-dealer requirements; (xiv) client-directed execution; (xv) client-specific restrictions; and (xvi) such other factors as may be appropriate.

Subject to the duty to seek best execution, the Adviser uses a portion of the commissions generated when executing client transactions to acquire brokerage and research services that aid in fulfilling investment decision-making responsibilities in accordance with Section 28(e) and applicable law. Commissions paid to broker-dealers providing brokerage and research services may be higher than those charged by other broker-dealers. Subject to applicable law, the Adviser receives a benefit when using client commissions to obtain brokerage and research services because the Adviser does not have to produce or pay for the brokerage research services itself. Therefore, the Adviser has an incentive to select or recommend a broker-dealer based on its interest in receiving brokerage and research services, rather than solely on its clients’ interest in obtaining the best price.

The Adviser has adopted policies and procedures designed to help track and evaluate the benefits received from brokerage and research services, as well as to track how much clients pay above the amount that broker-dealers from which the Adviser receives brokerage and research services may have charged solely for execution of such trades. The Adviser utilizes a voting system to assist in making a good faith determination of the value of brokerage and research services it receives in accordance with Section 28(e) and applicable law. In many cases, these involve subjective judgments or approximations. The Adviser has established a process for budgeting research costs and allocating such costs across client accounts.

The Adviser and certain other affiliated advisers have entered into commission sharing arrangements (“CSAs”) with executing brokers (“CSA Partners”) and a third-party vendor (“CSA Aggregator”). Pursuant to these arrangements, and under the Adviser’s supervision, the CSA Partners and CSA Aggregator track execution and research commissions separately and pool and distribute research credits in accordance with the policies and procedures discussed above to approved research providers (which may include executing brokerage firms or independent research providers (“Approved Research Providers”)) that provide brokerage and research services.

The CSA Aggregator also reconciles research credits from trades with CSA Partners, and pays Approved Research Providers and provides other related administrative functions. In addition, a CSA Partner may provide the Adviser with proprietary research it has developed and, upon instruction, may retain research commission credits as compensation for the provision of such proprietary research services. The Adviser believes that these arrangements allow it to monitor the amount of trading costs that are attributable to execution services on the one hand and other brokerage and research services on the other.

Transactions that generate research credits include equity transactions executed on an agency basis or via a riskless principal transaction where the executing broker-dealer receives a commission. The Adviser does not use CSAs or otherwise have arrangements to pay for brokerage and research services with client commissions in connection with trading fixed-income securities. Consistent with long-standing industry practice in the fixed-income markets, however, the Adviser, subject to applicable law, may receive brokerage and research services and other information, including access to fixed-income trading platforms that dealers provide for no charge to their customers in the ordinary course of business. Fixed-income instruments typically trade at a bid/ask spread and without an explicit brokerage charge. While there is not a formal trading expense or commission, clients will bear the implicit trading costs reflected in these spreads.

The Adviser may receive “mixed use” products and services from an Approved Research Provider, where a portion of the product or service assists in its investment decision-making process in accordance with Section 28(e) and a portion may be used for other purposes. Where a product or service has a mixed use, the Adviser will make a reasonable allocation of its cost according to its use and will use client commissions to pay only for the portion of the product or service that assists in its investment decision-making process. The Adviser may have an incentive to allocate the costs to uses that assist in its investment decision-making process because the Adviser may pay for such costs with client commissions rather than its own resources. To the extent the Adviser receives “mixed use” products and services, the Adviser will allocate the anticipated costs of a mixed use product or service in good faith and maintain records concerning allocations in order to mitigate such conflicts.

Client accounts that pay a greater amount of commissions relative to other accounts may bear a greater share of the cost of brokerage and research services than such other accounts. The Adviser may use brokerage and research services obtained with brokerage commissions from some clients for the benefit of other clients whose brokerage commissions do not pay for such brokerage and research services. The Adviser may also share brokerage and research services with its affiliated advisers, and the clients of its affiliated advisers may receive the benefits of such brokerage and research services. These arrangements remain subject to the Adviser’s overall obligation to seek best execution for client trading.

The EU’s Markets in Financial Instruments Directive II (“MiFID II”), which became effective January 3, 2018, requires investment advisers regulated under MiFID II to pay for research services separately from trade execution services, either through their own resources or a research payment account funded by a specific charge to a client. Although the Adviser is not directly subject to the provisions of MiFID II, certain of its affiliated advisers are, such as Morgan Stanley Investment Management Limited; accordingly, as applicable, the Adviser makes a reasonable valuation and allocation of the cost of research services as between MiFID II client accounts and other accounts that participate in CSAs and will pay for research services received with respect to MiFID II client accounts from its own resources. The Adviser and affiliated advisers subject to MiFID II may separately pay for fixed-income research from their own resources.

When permitted under applicable law, portfolio managers generally will aggregate orders of their clients for the same securities in a single order so that such orders are executed simultaneously in order to facilitate best execution and to reduce brokerage costs. The Adviser and/or Sub-Advisers effect aggregated orders in a manner designed to ensure that no participating client is favored over any other client.

In general, accounts that participate in an aggregated order will participate on a pro rata or other objective basis. Pro rata allocation of securities and other instruments will generally consist of allocation based on the order size of a participating client account in proportion to the size of the orders placed for other accounts participating in the aggregated order. However, the Adviser and/or Sub-Advisers may allocate such securities and other instruments using a method other than pro rata if their supply is limited, based on differing portfolio characteristics among accounts or to avoid odd lots or small allocations, among other reasons. These allocations are made in the good faith judgment of the Adviser and/or the Sub-Advisers with a goal of seeking to ensure that fair and equitable allocation occurs over time. There may be times that the Adviser and/or Sub-Advisers are not able to aggregate orders because of applicable law or other considerations when doing so might otherwise be advantageous.

Affiliated Brokers

Subject to the overriding objective of obtaining the best execution of orders, a Company may use broker-dealer affiliates of the Adviser to effect Fund brokerage transactions, including transactions in futures contracts and options on futures contracts, under procedures adopted by the Company’s Board of Directors. In order to use such affiliates, the commission rates and other remuneration paid to the affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

Pursuant to an order issued by the SEC, the Company is permitted to engage in principal transactions in money market instruments, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with the Company’s Adviser.

During the fiscal years ended December 31, 2016, 2017 and 2018 the Company did not effect any principal transactions with Morgan Stanley & Co. LLC.

Brokerage Commissions Paid

During the fiscal years ended December 31, 2016, 2017 and 2018, the Company paid brokerage commissions of approximately $972,793, $1,070,075 and $735,121 respectively. During the fiscal years ended December 31, 2016, 2017 and 2018, the Company paid in the aggregate $7,155, $16,606 and $342 respectively, as brokerage commissions to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers. During the fiscal year ended December 31, 2018, the brokerage commissions paid to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers represented approximately 0.05% of the total brokerage commissions paid by the Company during the period and were paid on account of transactions having an aggregate dollar value equal to approximately 0.01% of the aggregate dollar value of all portfolio transactions of the Company during the period for which commissions were paid.

For the fiscal year ended December 31, 2018, each Fund paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers, as follows:

	Brokerage Commissions Paid During Fiscal Year Ended December 31, 2018
		Commissions Paid to Morgan Stanley & Co. LLC and/or its affiliated broker-dealers
Fund	Total Commissions Paid	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions
Core Plus Fixed Income	$31,778	$0	0.00%	0.00%
Discovery	69,565	0	0.00%	0.00%
Emerging Markets Debt	0	0	0.00%	0.00%
Emerging Markets Equity	214,570	342	0.16%	0.20%
Global Franchise	5,816	0	0.00%	0.00%
Global Infrastructure	45,725	0	0.00%	0.00%
Global Real Estate	36,738	0	0.00%	0.00%
Global Strategist	756	0	0.00%	0.00%
Growth	64,003	0	0.00%	0.00%
U.S. Real Estate	266,170	0	0.00%	0.00%

During the fiscal years ended December 31, 2016 and December 31, 2017, each Fund paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers, as follows:

	Brokerage Commissions Paid During Fiscal Years Ended December 31, 2016 and 2017
	Fiscal Year Ended December 31, 2016		Fiscal Year Ended December 31, 2017
Fund	Total	Morgan Stanley & Co. LLC and/or its affiliated broker-dealers	Total	Morgan Stanley & Co. LLC and/or its affiliated broker-dealers
Core Plus Fixed Income	$ 11,296	$ 0	$8,527	$ 0
Discovery	70,909	159	72,534	0
Emerging Markets Debt	2,589	0	360	0
Emerging Markets Equity	337,259	4,308	382,529	13,842
Global Franchise	19,437	0	12,604	0
Global Infrastructure	90,228	2,636	69,795	2,609
Global Real Estate	65,089	52	52,212	0
Global Strategist	67,058	0	52,676	0

	Brokerage Commissions Paid During Fiscal Years Ended December 31, 2016 and 2017
	Fiscal Year Ended December 31, 2016		Fiscal Year Ended December 31, 2017
Fund	Total	Morgan Stanley & Co. LLC and/or its affiliated broker-dealers	Total	Morgan Stanley & Co. LLC and/or its affiliated broker-dealers
Growth	$67,941	$0	$81,781	$155
U.S. Real Estate	240,987	0	337,057	0

Regular Broker-Dealers

During the fiscal year ended December 31, 2018, the following Funds purchased securities issued by the following issuers, which issuers were among the ten brokers or ten dealers that executed transactions for or with the Company or the Fund in the largest dollar amounts during the period:

Fund	Issuer
Core Plus Fixed Income	Bank of America Securities LLC BNP Paribas SA Citigroup Global Markets, Inc. Deutsche Bank Financial LLC Goldman Sachs & Co. JP Morgan Chase & Co.
Discovery	None
Emerging Markets Debt	None
Emerging Markets Equity	None
Global Franchise	None
Global Infrastructure	None
Global Real Estate	None
Global Strategist	Banco Santander SA Bank of America Securities LLC BNP Paribas SA Goldman Sachs & Co. HSBC Holdings PLC JP Morgan Chase & Co. State Street Bank & Trust Co.
Growth	None
U.S. Real Estate	None

At December 31, 2018, the following Funds held securities issued by such brokers or dealers with the following market values:

Fund	Issuer	Approximate Market Value at 12/31/18
Core Plus Fixed Income	Bank of America Securities LLC	$1,296,000
	Goldman Sachs & Co.	1,262,000
	JP Morgan Chase & Co.	978,000
	Deutsche Bank Financial LLC	815,000
	Citigroup Global Markets, Inc.	722,000
	BNP Paribas SA	513,000
Global Strategist	JP Morgan Chase & Co.	626,000
	HSBC Holdings PLC	545,000
	Bank of America Securities LLC	484,000
	BNP Paribas SA	335,000
	Goldman Sachs & Co.	302,000
	Banco Santander SA	293,000
	State Street Bank & Trust Co.	23,000

Portfolio Turnover

The Funds generally do not invest for short-term trading purposes; however, when circumstances warrant, each Fund may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. A high portfolio turnover rate (100% or more) increases a Fund’s transaction costs (including brokerage commissions or dealer costs), which would adversely impact a Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a Fund had lower portfolio turnover.

PERFORMANCE INFORMATION

The average annual compounded rates of return for the Class I shares of the Funds for the 1-, 5- and 10-year periods ended December 31, 2018 and for the period from inception through December 31, 2018 are as follows:

Fund	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Core Plus Fixed Income	01/02/97	-0.65%	3.72%	4.97%	4.73%
Discovery	10/18/99	10.65%	6.09%	14.55%	6.76%
Emerging Markets Debt	06/16/97	-6.94%	2.81%	6.58%	6.33%
Emerging Markets Equity	10/01/96	-17.47%	0.30%	7.14%	5.22%
Global Infrastructure*	03/01/90	-7.85%	3.65%	9.50%	7.70%
Global Strategist	01/02/97	-6.50%	1.85%	6.92%	3.68%
Growth	01/02/97	7.54%	12.57%	19.73%	9.44%
U.S. Real Estate	03/03/97	-7.71%	6.14%	10.90%	8.88%

The average annual compounded rates of return for the Class II shares of the Funds for the 1- and 5- and 10-year periods ended December 31, 2018 and for the period from inception through December 31, 2018 are as follows:

Fund	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Core Plus Fixed Income	05/01/03	-0.91%	3.45%	4.71%	3.48%
Discovery	05/05/03	10.53%	5.98%	14.44%	10.89%
Emerging Markets Debt	12/19/02	-7.04%	2.75%	6.52%	7.03%
Emerging Markets Equity	01/10/03	-17.51%	0.25%	7.10%	8.99%
Global Franchise	04/30/03	-1.77%	7.65%	12.41%	10.48%
Global Infrastructure*	06/05/00	-7.89%	3.42%	9.24%	4.27%
Global Real Estate	04/28/06	-8.20%	3.11%	9.22%	3.33%
Global Strategist	03/15/11	-6.65%	1.72%	N/A	4.17%
Growth	05/05/03	7.30%	12.29%	19.43%	11.47%
U.S. Real Estate	11/05/02	-7.97%	5.88%	10.66%	9.53%
*	Performance shown for the Global Infrastructure’s Class I and Class II shares reflects the performance of the Class X and Class Y shares, respectively, of VIS Global Infrastructure for periods prior to April 28, 2014.

The respective current yields for certain of the Company’s Class I Funds for the 30-day period ended December 31, 2018 were as follows:

Fund	30-Day Yield
Core Plus Fixed Income	4.16%
Emerging Markets Debt	5.47%
Global Strategist	1.53%

The respective current yields for certain of the Company’s Class II Funds for the 30-day period ended December 31, 2018 were as follows:

Fund	30-Day Yield
Core Plus Fixed Income	3.91%
Emerging Markets Debt	5.42%
Global Strategist	1.43%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Company’s Board of Directors, the Adviser and the Sub-Advisers have adopted policies and procedures regarding disclosure of portfolio holdings (the “Policy”). Pursuant to the Policy, the Adviser and the Sub-Advisers may disclose information concerning Company portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Company’s, the Adviser’s and the Sub-Advisers’ fiduciary duties to Company shareholders. In no instance may the Adviser and the Sub-Advisers or the Company receive compensation or any other consideration in connection with the disclosure of information about the Fund securities of the Company. Consideration includes any agreement to maintain assets in the Company or in other investment companies or accounts managed by the Adviser, the Sub-Advisers or by any affiliated person of the Adviser or the Sub-Advisers. Non-public information concerning portfolio holdings may be divulged to third-parties only when the Company has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Company shareholders receive non-public portfolio holdings information, except as described below.

The Company makes available on its public website the following portfolio holdings information:

■	complete portfolio holdings information monthly, at least 15 calendar days after the end of each month (except with respect to the Discovery, Global Franchise and Growth Portfolios);

■	complete portfolio holdings information quarterly, at least 45 calendar days after the end of each quarter (with respect to the Discovery and Growth Portfolios); and

■	top 10 holdings monthly, at least 15 calendar days after the end of each month.

With respect to the Global Franchise Portfolio, complete holdings will be publicly available on a quarterly basis 15 calendar days after the quarter-end by calling (800) 548-7786 or emailing client service at msimcs@morganstanley.com.

The Company provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual Reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q or as an exhibit to Form N-PORT, as the case may be.

All other portfolio holdings information that has not been disseminated in a manner making it available generally as described above is non-public information for purposes of the Policy.

The Company may make selective disclosure of non-public portfolio holdings information pursuant to certain exemptions set forth in the Policy. Third-parties eligible for exemptions under the Policy and therefore eligible to receive such disclosures currently include clients/shareholders (such as redeeming shareholders in-kind), fund rating agencies, information exchange subscribers, proxy voting or advisory services, pricing services, consultants and analysts, portfolio analytics providers, transition managers and service providers, provided that the third-party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities or related derivative securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third-party pursuant to an exemption unless and until the third-party recipient has entered into a non-disclosure agreement with the Company and the arrangement has been reviewed and approved, as set forth in the Policy and discussed below. In addition, persons who owe a duty of trust or confidence to the Company or the Adviser may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Funds’ independent registered public accounting firm (as of the Company’s fiscal year-end and on an as needed basis), (ii) counsel to the Company (on an as needed basis), (iii) counsel to the Independent Directors (on an as needed basis) and (iv) members of the Board of Directors (on an as needed basis). Subject to the terms and conditions of any agreement between the Adviser or the Company and the third-party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Company non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser and the Sub-Advisers may provide interest lists to broker-dealers who execute securities transactions for the Company without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all Morgan Stanley Funds on an aggregate, rather than a fund-by-fund basis; (2) the interest list will not disclose portfolio holdings on a fund-by-fund basis; (3) the interest list must not contain information about the number or value of shares owned by a specified Morgan Stanley Fund; (4) the interest list may identify the investment strategy, but not the particular Morgan Stanley Funds, to which the list relates; and (5) the interest list may not identify the portfolio manager or team members responsible for managing the Morgan Stanley Funds.

Company shareholders may elect in some circumstances to redeem their shares of the Company in exchange for their pro rata share of the securities held by the Company. Under such circumstances, Company shareholders may receive a complete listing of the holdings of the Company up to seven calendar days prior to making the redemption request provided that they represent in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Company may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information.

Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly or the information that includes such holding(s) has been made available to shareholders requesting such information.

The Company may disclose portfolio holdings to transition managers, provided that the Company has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

Portfolio holdings information may be provided to broker-dealers, prime brokers, futures commission merchants, or similar providers in connection with the Company’s portfolio trading or operational processing activities; such entities generally need access to such information in the performance of their duties and responsibilities to fund service providers and are subject to a duty of confidentiality, including a duty not to trade on material nonpublic information, imposed by law or contract. Portfolio holdings information may also be provided to affiliates of MSIM pursuant to regulatory requirements or may be reported by the Company’s counterparties to certain global trade repositories pursuant to regulatory requirements.

The Adviser, the Sub-Advisers, the Company and/or certain Funds currently have entered into ongoing arrangements regarding the selective disclosure of complete portfolio holdings information with the following parties:

Name	Frequency[1]	Lag Time
Service Providers
State Street Bank and Trust Company	Daily basis	Daily
BlackRock Financial Management Inc.	Daily basis	[2]
KellyCo Marketing	Monthly basis and Quarterly basis	Varying lag times after the date of the information
R.R. Donnelley & Sons Company	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Fund Rating Agencies
Lipper	Monthly basis	Approximately six business days after month end
Portfolio Analytics Providers
Bloomberg Finance, L.P.	Daily basis	Daily
1	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).
2	Information will typically be provided on a real time basis or as soon thereafter as possible.

In addition, the following insurance companies, which are deemed service providers to the Fund, receive top ten portfolio holdings information, on a quarterly basis, approximately 15 days after quarter end: AG Life Insurance Company of Delaware (formerly AIG), Allstate Life Insurance Company, Allstate Life Insurance Company of New York, American General Life Insurance Company, Ameriprise Financial, Ameritas Life Insurance Corp, Ameritas Life Insurance Corp of New York, Annuity Investors Life Insurance Company, Columbus Life Insurance Company, Connecticut General Life Insurance Company (CIGNA), Continental Assurance Company, Continental Casualty Company, CUNA Mutual Insurance Society, Empire Fidelity Investments Life Insurance Company, Fidelity Insurance Life Insurance Company, Fidelity Investments Life Insurance Company, First MetLife Investors Insurance Company, First Security Benefit Life Insurance & Annuity Company of New York, General American Life Insurance Company, Great-West Life & Annuity Insurance Company, Hartford Life Insurance Company, Integrity Life Insurance Company, Kemper Investors Life Insurance Company, Lincoln Life & Annuity Company of New York, Metlife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, Metropolitan Life Insurance Company, Midland National Life Insurance Company, Minnesota Life Insurance Company, MONY Life Insurance Company, National Integrity Life Insurance Company, National Life Insurance Company, National Security Life and Annuity Company, Nationwide Life Insurance Company, New York Life Insurance Company, Ohio National Life Assurance Corporation, Philadelphia Financial Life Assurance Company, Protective Life & Annuity Insurance Company, Protective Life Insurance Company, Security Benefit Life Insurance Company, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, The Lincoln National Life Insurance Company, The Ohio National Life Insurance Company, The Prudential Insurance Company of America, Transamerica Financial Life, Transamerica Life Insurance Company, Transamerica Occidental Life, United Life Annuity and Insurance Company (ING), Valley Forge Life Insurance Company and Western Reserve Life Insurance Company of Ohio. The Fund does not currently have non-disclosure agreements in place with these entities and therefore, these entities can only receive publicly available information.

All disclosures of non-public portfolio holdings information made to third-parties pursuant to the exemptions set forth in the Policy must be reviewed and approved by the Adviser, which will also determine from time to time whether such third-parties should continue to receive portfolio holdings information.

The Adviser and the Sub-Advisers shall report quarterly to the Board of Directors (or a designated committee thereof) at the next regularly scheduled meeting (i) any material information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption; and (ii) any new non-disclosure agreements entered into during the reporting period. Procedures to monitor the use of such non-public portfolio holdings information include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the nonpublic information.

GENERAL INFORMATION

Company History

The Company was incorporated pursuant to the laws of the State of Maryland on March 26, 1996 under the name Morgan Stanley Universal Funds, Inc. The Company filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act and commenced operations on September 16, 1996. On December 1, 1998, the Company changed its name to Morgan Stanley Dean Witter Universal Funds, Inc. Effective May 1, 2000, the Company changed its name to The Universal Institutional Funds, Inc. Effective May 1, 2017, the Company changed its name to Morgan Stanley Variable Insurance Fund, Inc.

Description of Shares and Voting Rights

The Company’s Articles of Incorporation, as amended, permit the Directors to issue 11.5 billion shares of common stock, par value $.001 per share, from an unlimited number of classes of shares. Currently the Company consists of shares of 10 Funds. Each Fund (with the exception of the Global Franchise and Global Real Estate Portfolios) offers Class I shares. In addition, all Funds offer Class II shares.

The shares of each Fund of the Company, upon issuance, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Fund of the Company have no pre-emptive rights. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Company.

Shares of each Fund will be voted by the insurance company or qualified plans investing in such Fund based on instructions received from the contract holders having a voting interest in the underlying account. Shares for which timely instructions are not received generally will be voted by the insurance company or qualified plans in the same proportion as shares for which instructions have been timely received. Therefore, as a result of this proportional voting, the vote of a small number of contract holders could determine the outcome of a proposal subject to a shareholder vote.

Dividends and Capital Gains Distributions

The Company’s policy is to distribute at least annually substantially all of each Fund’s net investment income, if any. The Company may also distribute any net realized capital gains in the amount and at the times that are intended to eliminate income (including taxable gains) taxes imposed on the distributing Fund (see discussion under “Taxes” in this SAI). However, the Company may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted. Any dividend or distribution paid shortly after the purchase of shares of a Fund by an investor may have the effect of reducing the per share NAV of that Fund by the per share amount of the dividend or distribution.

Independent Registered Public Accounting Firm

Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5021, serves as independent registered public accounting firm for the Funds and audits the annual financial statements of each Fund.

Legal Matters

Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036-6797, acts as the Company’s legal counsel.

POTENTIAL CONFLICTS OF INTEREST

The Adviser and/or its affiliates provide a broad array of discretionary and non-discretionary investment management services and products for institutional accounts and individual investors. In addition, Morgan Stanley is a diversified global financial services firm that engages in a broad spectrum of activities including financial advisory services, asset management activities, sponsoring and managing private investment funds, engaging in broker-dealer transactions and other activities. Investors should be aware that there will be occasions when the Adviser and/or its affiliates may encounter potential conflicts of interest in connection with their investment management services.

Other Accounts. In addition to responsibilities with respect to the management and investment activities of the Funds, the Adviser and its affiliates may have similar responsibilities with respect to various other existing and future pooled investment vehicles and client accounts. Such other private investment funds, registered investment companies and any other existing or future pooled investment vehicles and separately managed accounts advised or managed by the Adviser or any of its affiliates are referred to in this SAI collectively as the “Other Accounts.” The existence of such multiple vehicles and accounts necessarily creates a number of potential conflicts of interest.

Investment Activities of the Funds and Other Accounts. In the course of providing investment advisory or other services to Other Accounts, the Adviser and its affiliates might come into possession of material, non-public information that affects the Adviser’s ability to buy, sell or hold Fund investments. In addition, affiliates of the Adviser might own, and effect transactions in, securities of companies which the Adviser and/or its affiliates cover in investment research materials or to whom affiliates of the Adviser provide investment banking services or make a market in such securities, or in which the Adviser, its affiliates and their respective shareholders, members, managers, partners, directors, officers and employees have positions of influence or financial interests. As a result, such persons might possess information relating to such securities that is not known to the individuals of the Adviser responsible for managing a Fund’s investments, or might be subject to confidentiality or other restrictions by law, contract or internal procedures.

The terms under which the Adviser and its affiliates provide management and other services to Other Accounts may differ significantly from those applicable to the Funds. In particular, arrangements with certain Other Accounts might provide for the Adviser and its affiliates to receive fees that are higher than the Advisory Fees payable by shareholders of the Funds. The Adviser does not receive performance-based compensation in respect of its investment management activities on behalf of the Funds, but may simultaneously manage Other Accounts for which the Adviser receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Funds, which may create a conflict of interest.

Potential conflicts also may arise due to the fact that certain securities or instruments may be held in some Other Accounts but not in the Funds, or certain Other Accounts may have different levels of holdings in certain securities or instruments than those of the Funds. In addition, the Adviser or its affiliates may give advice or take action with respect to the investments of one or more Other Accounts that may not be given or taken with respect to the Funds or Other Accounts with similar investment programs, objectives, and strategies. Accordingly, the Funds and Other Accounts with similar strategies may not hold the same securities or instruments or achieve the same performance. The Adviser and its affiliates also may advise Other Accounts with conflicting programs, objectives or strategies. Different clients, including funds advised by the Adviser or an affiliate, may invest in different classes of securities of the same issuer, depending on the respective client’s investment objectives and policies. As a result, the Adviser and its affiliates may at times seek to satisfy their fiduciary obligations to certain Other Accounts owning one class of securities of a particular issuer by pursuing or enforcing rights on behalf of such Other Accounts with respect to such class of securities, and those activities may have an adverse effect on the Funds or certain Other Accounts, which may own a different class of securities of such issuer.

Allocation of Investment Opportunities between the Funds and Other Accounts. The Adviser expects to conduct each Fund’s investment program in a manner that is similar to the investment programs of certain of the Other Accounts, particularly where the investment objectives and policies of Other Accounts overlap (in whole or in part) with those of the Funds. However, there are or are expected to be differences among the Funds and the Other Accounts with respect to investment objectives, investment strategies, investment parameters and restrictions, portfolio management personnel, tax considerations, liquidity considerations, legal and/or regulatory considerations, asset levels, timing and size of investor capital contributions and withdrawals, cash flow considerations, available cash, market conditions and other criteria deemed relevant by the Adviser and its affiliates (the nature and extent of the differences will vary from fund to fund). Furthermore, the Adviser may manage or advise multiple Accounts (including Other Accounts in which Morgan Stanley and its personnel have an interest) that have investment objectives that are similar to the Funds and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Funds. This creates potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited.

Notwithstanding these differences, there may be circumstances where the Funds and all Other Accounts participate in parallel investment transactions at the same time and on the same terms. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Funds and any Other Account. To the extent that the Adviser seeks to acquire the same security at the same time for more than one client account, it may not be possible to acquire a sufficiently large quantity of the security, or the price at which the security is obtained for clients may vary. Similarly, clients may not be able to obtain the same price for, or as large an execution of, an order to sell a particular security when the Adviser is trading for more than one account at the same time. If the Adviser and/or Sub-Adviser manage accounts that engage in short sales of securities of the type in which a Fund invests, the Adviser and/or Sub-Adviser could be seen as harming the performance of a Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

Transactions with Affiliates. The Adviser might purchase securities from underwriters or placement agents in which an affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. The Adviser will not purchase securities on behalf of the Funds from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by the Adviser on behalf of the Funds from an affiliate acting as a placement agent must meet the requirements of applicable law.

Furthermore, Morgan Stanley may face conflicts of interest when the Funds use service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended December 31, 2018, including notes thereto, and the reports of Ernst & Young LLP, the Funds’ independent registered public accounting firm, are herein incorporated by reference to the Funds’ Annual Reports to Shareholders. A copy of the Funds’ Annual Reports to Shareholders must accompany the delivery of this SAI.

APPENDIX A — MORGAN STANLEY INVESTMENT MANAGEMENT PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management’s policy and procedures for voting proxies, the Proxy Voting Policy and Procedures (the “Policy”), with respect to securities held in the accounts of clients applies to those Morgan Stanley Investment Management (“MSIM”) entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. For purposes of this Policy, clients shall include: Morgan Stanley U.S. registered investment companies, other Morgan Stanley pooled investment vehicles, and MSIM separately managed accounts (including accounts for Employee Retirement Income Security (“ERISA”) clients and ERISA-equivalent clients). This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Investment Management (Japan) Co. Limited and Morgan Stanley Investment Management Private Limited (each a “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets.

■	With respect to the U.S. registered investment companies sponsored, managed or advised by any MSIM Affiliate (the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds.

■	For other pooled investment vehicles (e.g., UCITS), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the relevant governing Board.

■	For separately managed accounts (including ERISA and ERISA-equivalent clients), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under the applicable investment advisory agreement or investment management agreement. Where a MSIM Affiliate has the authority to vote proxies on behalf of ERISA and ERISA-equivalent clients, the MSIM Affiliate must do so in accordance with its fiduciary duties under ERISA (and the Internal Revenue Code).

■	In certain situations, a client or its fiduciary may reserve the authority to vote proxies for itself or an outside party or may provide a MSIM Affiliate with a statement of proxy voting policy. The MSIM Affiliate will comply with the client’s policy.

A MSIM Affiliate will not vote proxies unless the investment management agreement, investment advisory agreement or other authority explicitly authorizes the MSIM Affiliate to vote proxies.

MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”) and this Policy. In addition to voting proxies of portfolio companies, MSIM routinely engages with the management or board of companies in which we invest on a range of governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions.

Retention and Oversight of Proxy Advisory Firms - ISS and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations.

MSIM has retained Research Providers to analyze proxy issues and to make vote recommendations on those issues. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. MSIM votes all proxies based on its own proxy voting policies in the best interests of each client. In addition to research, ISS provides vote execution, reporting, and recordkeeping services to MSIM.

As part of MSIM’s ongoing oversight of the Research Providers, MSIM performs periodic due diligence on the Research Providers. Topics of the reviews include, but are not limited to, conflicts of interest, methodologies for developing their policies and vote recommendations, and resources.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

Securities Lending - MSIM Funds or any other investment vehicle sponsored, managed or advised by a MSIM affiliate may participate in a securities lending program through a third party provider. The voting rights for shares that are out on loan are transferred to the borrower and therefore, the lender (i.e., a MSIM Fund or another investment vehicle sponsored, managed or advised by a MSIM affiliate) is not entitled to vote the lent shares at the company meeting. In general, MSIM believes the revenue received from the lending program outweighs the ability to vote and we will not recall shares for the purpose of voting. However, in cases in which MSIM believes the right to vote outweighs the revenue received, we reserve the right to recall the shares on loan on a best efforts basis.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of our clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

■	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

■	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

■	Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e., an uncontested corporate transaction), the adjournment request will be supported. We do not support proposals that allow companies to call a special meeting with a short (generally two weeks or less) time frame for review.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1	Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a))	We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b))	We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

i))	At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

ii))	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c))	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation/remuneration, nominating/governance or audit committee.

d))	We consider withholding support from or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e))	We consider withholding support from or voting against nominees if in our view: (i) there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance; or (ii) if the board has failed to consider diversity, including gender and ethnicity, in its board composition.

f))	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g))	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also consider voting against the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h))	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i))	We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j))	We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than five public company boards (excluding investment companies), or public company CEOs that serve on more than two outside boards given the level of time commitment required in their primary job.

k))	We consider withholding support from or voting against a nominee where we believe executive remuneration practices are poor, particularly if the company does not offer shareholders a separate “say-on-pay” advisory vote on pay.

2	Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3	Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 662/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to gender, race or other factors.

5	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6	Proxy access: We consider proposals on procedures for inclusion of shareholder nominees and to have those nominees included in the company’s proxy statement and on the company’s proxy ballot on a case-by-case basis. Considerations include ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group

7	Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8	Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to “declassify” the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the United States, we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the United States, we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11	Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C. Statutory Auditor Boards

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate Transactions and Proxy Fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in Capital Structure.

1	We generally support the following:

■	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

■	U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

■	U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

■	Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market we usually follow Association of British Insurers’ (“ABI”) guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

■	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

■	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

■	Management proposals to effect stock splits.

■	Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

■	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2	We generally oppose the following (notwithstanding management support):

■	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

■	Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

■	Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

■	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights

1	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements. Also, we oppose provisions that do not allow shareholders any right to amend the charter or bylaws.

3	Shareholders right to call a special meeting: We consider proposals to enhance a shareholder’s rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the right of holders of 10% or more of shares to call special meetings, unless the board or state law has set a policy or law establishing such rights at a threshold that we believe to be acceptable.

4	Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G. Auditors

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration

1	We generally support the following:

■	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

■	Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

■	Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

■	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3	In the U.S. context, we generally vote against shareholder proposals requiring shareholder approval of all severance agreements, but we generally support proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) or proposals that require companies to adopt a provision requiring an executive to receive accelerated vesting of equity awards if there is a change of control and the executive is terminated. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such shareholder proposals where we consider SERPs excessive.

4	Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

6	We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8	Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

I. Social and Environmental Issues. Shareholders in the United States and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular social and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that if implemented would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Funds of Funds. Certain MSIM Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee. In markets where proportional voting is not available we will not vote at the meeting, unless otherwise determined by the Proxy Review Committee. Other MSIM Funds invest in unaffiliated funds. If an unaffiliated underlying fund has a shareholder meeting and the MSIM Fund owns more than 25% of the voting shares of the underlying fund, the MSIM Fund will vote its shares in the unaffiliated underlying fund in the same proportion as the votes of the other shareholders of the underlying fund to the extent possible.

III. ADMINISTRATION OF THE POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and may affect shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes. The CGT administers and implements the Policy, as well as monitoring services provided by the proxy advisory firms and other research providers used in the proxy voting process.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee may periodically review and has the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in client accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least quarterly, and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying “split votes” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

4	One of Morgan Stanley’s independent directors or one of MSIM Funds’ directors also serves on the board of directors or is a nominee for election to the board of directors of a company held by a MSIM Fund or affiliate.

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director, and at least two portfolio managers (preferably members of the Committee), as approved by the Committee. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by a MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those MSIM Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

In addition, to the extent that Committee and Special Committee decisions and actions relate to a security held by other pooled investment vehicles, the CGT will report the decisions to the relevant governing Board of the pooled investment vehicle.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department, in conjunction with CGT and CGT IT for MSIM Fund reporting and with the AIP investment team for AIP Closed-End 40 Act Fund reporting, is responsible for filing an annual Form N-PX on behalf of each MSIM Fund and AIP Closed-End 40 Act Fund for which such filing is required, indicating how all proxies were voted with respect to each such fund’s holdings.

In addition, ISS provides vote execution, reporting and recordkeeping services to MSIM.

IV. RECORDKEEPING

Records are retained in accordance with Morgan Stanley’s Global Information Management Policy, which establishes general Firm-wide standards and procedures regarding the retention, handling, and destruction of official books and records and other information of legal or operational significance. The Global Information Management Policy incorporates Morgan Stanley’s Master Retention Schedule, which lists various record classes and associated retention periods on a global basis.

Approved by the Board September 2015, September 27-28, 2016, September 27-28, 2017 and October 3-4, 2018.

APPENDIX A

Appendix A applies to the following accounts managed by Morgan Stanley AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service.

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team, the Private Equity Real Estate Fund of Funds investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

APPENDIX B — DESCRIPTION OF RATINGS

Standard & Poor’s Ratings Services

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

I. S&P’s Long-Term Issue Credit Ratings

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: Indicates that a rating has not been assigned or is no longer assigned.

Note: Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

II. S&P’s Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: Indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors, Inc.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

I. Moody’s Global Long-Term Rating Scale

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

II. Moody’s Global Short-Term Rating Scale

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings Inc.

Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

I. Fitch’s Long-Term Issuer Credit Rating Scale

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include: a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation; b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; c. the formal announcement by the issuer or their agent of a distressed debt exchange; d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced: a. uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and c. has not otherwise ceased operating. This would include: i. the selective payment default on a specific class or currency of debt; ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category.

II. Fitch’s Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structure Finance

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default Risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Note: The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories. For the short-term rating category of ‘F1’, a ‘+’ may be appended.

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MORGAN STANLEY VARIABLE INSURANCE FUND, INC.

PART C. OTHER INFORMATION

Item 28.      Exhibits

(a)(1) Articles of Restatement, dated February 20, 2007, are incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 13, 2007.

(2) Articles Supplementary (terminating the Money Market Portfolio and the Technology Portfolio), dated April 10, 2008, are incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2008.

(3) Articles of Amendment (renaming the Fixed Income Portfolio), dated April 10, 2008, are incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2008.

(4) Articles of Amendment (renaming the Equity Growth Portfolio), dated April 10, 2008, are incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2008.

(5) Articles Supplementary (terminating the International Fixed Income Portfolio, Balanced Portfolio, Multi-Asset Class Portfolio, Core Equity Portfolio, Asian Equity Portfolio, Targeted Duration Portfolio and Investment Grade Fixed Income Portfolio), dated May 27, 2009, are incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on February 5, 2010.

(6) Certificate of Correction (correcting typographical errors, errors of transcription or other errors with respect to the Equity Growth Portfolio and Capital Growth Portfolio), dated July 28, 2010, is incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on October 29, 2010.

(7) Articles Supplementary (terminating the Equity and Income Portfolio, Global Value Equity Portfolio, High Yield Portfolio, International Growth Equity Portfolio, U.S. Mid Cap Value Portfolio and Value Portfolio), dated July 28, 2010, are incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on October 29, 2010.

(8) Articles of Amendment (renaming the International Magnum Portfolio), dated October 13, 2010, are incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on October 29, 2010.

(9) Articles of Amendment (renaming the Capital Growth Portfolio), dated April 5, 2011, are incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, filed on April 13, 2011.

(10) Articles Supplementary (adding the Global Infrastructure Portfolio), dated October 3, 2013, are incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 4, 2013.

(11) Form of Articles of Amendment (renaming the Global Tactical Asset Allocation Portfolio), are incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, filed on April 13, 2015.

(12) Articles of Amendment (renaming The Universal Institutional Funds, Inc.), dated April 3, 2017, are incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A, filed on April 11, 2017.

(13) Articles of Amendment (renaming the Mid Cap Growth Portfolio), dated April 1, 2019, filed herein.

(b) Amended and Restated By-Laws, dated December 8, 2015, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on April 14, 2016.

(c) Not applicable.

(d)(1) Amended and Restated Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc., dated June 30, 2009, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed on April 14, 2016.

(2) Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Global Franchise Portfolio, Global Infrastructure Portfolio and Global Real Estate Portfolio), dated as of May 30, 2013, is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on December 17, 2013.

(3) Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the Emerging Markets Equity Portfolio, Global Franchise Portfolio, Global Infrastructure Portfolio and Global Real Estate Portfolio), dated as of June 30, 2009, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on December 17, 2013.

(e)(1) Distribution Agreement between Registrant and Morgan Stanley Distribution, Inc., dated as of April 29, 2005, is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on December 16, 2005.

(2) Form of Participation Agreement is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 7, 2009.

(f) Not applicable.

(g) Custodian Contract, dated March 7, 2008, between Registrant and State Street Bank and Trust, is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc., filed on April 12, 2019.

(h)(1) Amended and Restated Administration Agreement, dated May 1, 2017, filed herein.

(2) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated April 1, 2013, is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 215 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc., filed on April 12, 2019.

(3) Amendment to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated as of June 2, 2014, is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 26, 2014.

(4) Form of Servicing Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, filed on April 13, 2015.

(5) Fee Waiver Agreement between the Registrant (relating to Global Strategist Portfolio) and Morgan Stanley Investment Management Inc. is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A, filed on August 26, 2016.

(6) Form of Appointment of Agent for Service of Process relating to UIF Global Strategist Cayman Portfolio, Ltd. is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A, filed on August 26, 2016.

(7) Amendment to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated May 23, 2017, is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Active Assets Prime Trust, filed on October 27, 2017.

(8) Addendum to the Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated October 5, 2017, is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Active Assets Prime Trust, filed on October 27, 2017.

(i)(1) Opinion of Maryland counsel, is incorporated by reference to Exhibit (i)(1) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on March 1, 2006.

(2) Opinion and Consent of Clifford Chance US LLP, is incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on March 1, 2006.

(3) Opinion of Maryland counsel, is incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on March 11, 2011.

(4) Opinion and Consent of Dechert LLP, is incorporated by reference to Exhibit (i)(4) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, filed on March 11, 2011.

(5) Opinion of Maryland counsel (with respect to the Global Infrastructure Portfolio), is incorporated by reference to Exhibit (i)(5) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on December 17, 2013.

(6) Opinion and Consent of Dechert LLP (with respect to the Global Infrastructure Portfolio), is incorporated by reference to Exhibit (i)(6) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on December 17, 2013.

(7) Consent of Dechert LLP, filed herein.

(j) Consent of Independent Registered Public Accounting Firm, filed herein.

(k) Not applicable.

(l) Not applicable.

(m) Form of Amended and Restated 12b-1 Distribution Plan with respect to “Class II” shares of each Portfolio is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, filed on April 13, 2015.

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated May 1, 2015, is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, filed on April 13, 2015.

(o) Not applicable.

(p)(1) Code of Ethics of Morgan Stanley Funds, is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Limited Duration U.S. Government Trust, filed on September 30, 2010.

(2) Code of Ethics for Morgan Stanley Investment Management, dated March 22, 2016, is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of Morgan Stanley Multi Cap Growth Trust, filed on March 29, 2016.

(q) Powers of Attorney of Directors, dated February 28, 2018, are incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A, filed on April 13, 2018.

Item 29.      Persons Controlled by or Under Common Control with Registrant

None.

Item 30.      Indemnification

Reference is made to Article Seven of the Registrant’s Articles of Incorporation which is incorporated by reference herein:

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Pursuant to paragraph 7 of the Registrant’s Investment Advisory Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties hereunder, reckless disregard by the Adviser of its obligations and duties hereunder or a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act), the Adviser shall not be subject to any liability whatsoever to the Registrant, or to any shareholder of the Registrant, for any error or judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of any Portfolio of the Registrant.

Pursuant to Article 7 of the Registrant’s Administration Agreement, the Fund shall indemnify and hold the Administrator, and third parties providing services for the benefit of the Registrant through arrangements with the Administrator, harmless from all loss, cost, damage and expense, including reasonable expenses for counsel, incurred by such person resulting from any claim, demand, action or proceeding arising out of or based upon the Registrant’s material breach of the Administration Agreement or material omission by the Fund in the performance of its duties hereunder or under such arrangements with the Administrator as to which the Registrant has received written notice, or as a result of acting upon any instructions reasonably believed by any such person to have been executed by a duly authorized officer of the Registrant or of the Adviser, provided that this indemnification shall not apply to any such loss, cost, damage or expense arising out of or based upon actions or omissions of the Administrator, its officers, employees or agents in cases of its or their own gross negligence or willful misconduct.

Item 31.      Business and Other Connections of Investment Adviser

(a) Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed below serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

See “Fund Management” in the Prospectus regarding the business of the investment adviser.  The following information is given regarding directors and officers of Morgan Stanley Investment Management Inc.  Morgan Stanley Investment Management Inc. is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management Inc. serve as directors, officers or employees:

Morgan Stanley Investment Management Inc.

Morgan Stanley Distribution, Inc.

Morgan Stanley Services Company Inc.

522 Fifth Avenue, New York, New York 10036

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

NAME AND POSITION WITH	OTHER SUBSTANTIAL BUSINESS,
MORGAN STANLEY INVESTMENT MANAGEMENT INC.	PROFESSION OR VOCATION

Dan Simkowitz Managing Director and President	Managing Director of Morgan Stanley.

Stefanie V. Chang Yu Managing Director, Secretary and General Counsel	Managing Director and Secretary of other entities affiliated with the Adviser.

Timothy J. Knierim Managing Director and Chief Compliance Officer	Chief Compliance Officer of the Morgan Stanley Funds.

John Hagarty Managing Director and Director

Mary Alice Dunne Managing Director and Director

Anita Rios Executive Director and Treasurer

Feta Zabeli Managing Director and Director

Anchal Pachnanda Managing Director and Director

Philip Varela Executive Director and Chief Anti-Money Laundering Officer	Executive Director and Anti-Money Laundering Officer of Morgan Stanley Distribution, Inc. and Morgan Stanley Services Company, Inc.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

In addition, the Adviser and the Sub-Advisers act as investment adviser or sub-adviser to several other registered investment companies.

Item 32.      Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

Morgan Stanley Distribution, Inc. acts as distributor for the following investment companies:

(1)  Morgan Stanley California Tax-Free Daily Income Trust

(2)  Morgan Stanley European Equity Fund Inc.

(3)  Morgan Stanley Global Fixed Income Opportunities Fund

(4)  Morgan Stanley Insight Fund

(5)  Morgan Stanley Institutional Fund, Inc.

(6)  Morgan Stanley Institutional Fund Trust

(7)  Morgan Stanley Institutional Liquidity Funds

(8)  Morgan Stanley Mortgage Securities Trust

(9)  Morgan Stanley New York Municipal Money Market Trust

(10)  Morgan Stanley Tax-Free Daily Income Trust

(11)  Morgan Stanley U.S. Government Money Market Trust

(12)  Morgan Stanley U.S. Government Securities Trust

(13)  Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distribution, Inc. The principal address of Morgan Stanley Distribution, Inc. is 522 Fifth Avenue, New York, NY 10036.

NAME AND PRINCIPAL BUSINESS	POSITIONS AND OFFICES WITH	POSITIONS AND OFFICES WITH
ADDRESS	UNDERWRITER	REGISTRANT

John Cooper	President, Director and Managing Director	None

Frederick McMullen	Director and Managing Director	None

Maureen O’Toole	Director and Managing Director	None

Robert Martini	Principal Financial Officer, Treasurer and Executive Director	None

Stefanie V. Chang Yu	Secretary, General Counsel and Managing Director	None

Ilene Shore	Chief Compliance Officer and Executive Director	None

Philip Varela	Chief Anti-Money Laundering Officer and Executive Director	AML Officer

Rob Giegerich	Financial Operations Principal and Executive Director	None

(c)

Not Applicable.

Item 33.      Location of Accounts and Records

Books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-30(a)] of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

(records relating to its function as custodian and sub-administrator)

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169-0953

(records relating to its function as transfer agent and dividend disbursing agent)

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(records relating to its function as investment adviser and administrator)

Item 34.      Management Services

Not Applicable.

Item 35.     Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of April, 2019.

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 68 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title	Date
(1)	Principal Executive Officer		President and Principal Executive Officer

By:	/s/ John H. Gernon			April 15, 2019
John H. Gernon

(2)	Principal Financial Officer		Principal Financial Officer

By:	/s/ Francis J. Smith			April 15, 2019
Francis J. Smith

(3)	Majority of the Directors

INDEPENDENT DIRECTORS

	Frank L. Bowman	Joseph J. Kearns
	Kathleen A. Dennis	Michael F. Klein
	Nancy C. Everett	Patricia Maleski
	Jakki L. Haussler	Michael E. Nugent (Chairman)
	Dr. Manuel H. Johnson	W. Allen Reed

By:	/s/ Carl Frischling			April 15, 2019
Carl Frischling
Attorney-in-Fact for the Independent Directors

EXHIBIT INDEX

(a)(13)	Articles of Amendment (renaming the Mid Cap Growth Portfolio).

(h)(1)	Amended and Restated Administration Agreement.

(i)(7)	Consent of Dechert LLP.

(j)	Consent of Independent Registered Public Accounting Firm.